UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2011

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2011. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Waring Greer

President and CEO,

SunAmerica Annuity and Life Assurance Company

President, SunAmerica Retirement Markets,

The United States Life Insurance Company in the City of New York

February 24, 2012

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59½, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

— Not FDIC or NCUA/NCUSIF Insured

— May Lose Value — No Bank of Credit Union Guarantee

— Not a Deposit — Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2011

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2011 and held until December 31, 2011. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2011” column and the “Expense Ratio as of December 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2011” column and the “Expense Ratio as of December 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2011

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2011	Ending Account Value Using Actual Return at December 31, 2011	Expenses Paid During the Six Months Ended December 31, 2011*	Beginning Account Value at July 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2011	Expenses Paid During the Six Months Ended December 31, 2011*	Expense Ratio as of December 31, 2011*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,045.89	$3.30	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$1,045.32	$4.07	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$1,044.90	$4.59	$1,000.00	$1,020.72	$4.53	0.89%
Asset Allocation Portfolio@
Class 1	$1,000.00	$965.71	$4.11	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$964.66	$4.85	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$964.13	$5.35	$1,000.00	$1,019.76	$5.50	1.08%
Growth and Income Portfolio@
Class 1	$1,000.00	$921.07	$10.31	$1,000.00	$1,014.47	$10.82	2.13%
Growth Portfolio@
Class 1	$1,000.00	$907.70	$4.18	$1,000.00	$1,020.82	$4.43	0.87%
Class 2	$1,000.00	$906.74	$4.90	$1,000.00	$1,020.06	$5.19	1.02%
Class 3	$1,000.00	$905.97	$5.38	$1,000.00	$1,019.56	$5.70	1.12%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$848.41	$3.82	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$847.76	$4.52	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$847.54	$4.98	$1,000.00	$1,019.81	$5.45	1.07%
Natural Resources Portfolio@
Class 1	$1,000.00	$798.62	$4.17	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$798.30	$4.85	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$797.77	$5.30	$1,000.00	$1,019.31	$5.96	1.17%
Multi-Asset Portfolio@
Class 1	$1,000.00	$966.14	$7.68	$1,000.00	$1,017.39	$7.88	1.55%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$926.83	$8.79	$1,000.00	$1,016.08	$9.20	1.81%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

4

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2011

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2011	Ending Account Value Using Actual Return at December 31, 2011	Expenses Paid During the Six Months Ended December 31, 2011*	Beginning Account Value at July 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2011	Expenses Paid During the Six Months Ended December 31, 2011*	Expense Ratio as of December 31, 2011*
Asset Allocation Portfolio
Class 1	$1,000.00	$965.71	$4.11	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$964.66	$4.85	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$964.13	$5.35	$1,000.00	$1,019.76	$5.50	1.08%
Growth and Income Portfolio
Class 1	$1,000.00	$921.07	$10.31	$1,000.00	$1,014.47	$10.82	2.13%
Growth Portfolio
Class 1	$1,000.00	$907.70	$4.18	$1,000.00	$1,020.82	$4.43	0.87%
Class 2	$1,000.00	$906.74	$4.90	$1,000.00	$1,020.06	$5.19	1.02%
Class 3	$1,000.00	$905.97	$5.38	$1,000.00	$1,019.56	$5.70	1.12%
Capital Appreciation Portfolio
Class 1	$1,000.00	$848.41	$3.77	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$847.76	$4.47	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$847.54	$4.94	$1,000.00	$1,019.86	$5.40	1.06%
Natural Resources Portfolio
Class 1	$1,000.00	$798.62	$4.17	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$798.30	$4.85	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$797.77	$5.30	$1,000.00	$1,019.31	$5.96	1.17%
Multi-Asset Portfolio
Class 1	$1,000.00	$966.14	$7.68	$1,000.00	$1,017.39	$7.88	1.55%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$926.83	$8.79	$1,000.00	$1,016.08	$9.20	1.81%

5

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited)

Industry Allocation*

Repurchase Agreements	23.9%
United States Treasury Notes	19.8
Federal National Mtg. Assoc.	18.0
Federal Home Loan Mtg. Corp.	17.9
Diversified Financial Services	5.9
Diversified Banking Institutions	5.2
Government National Mtg. Assoc.	4.3
United States Treasury Bonds	4.0
Municipal Bonds	3.1
Sovereign Agency	1.3
Federal Home Loan Bank	1.3
Telephone-Integrated	1.2
Schools	1.2
Banks-Commercial	1.2
Regional Authority	1.0
Transport-Services	1.0
Banks-Super Regional	0.9
Retail-Discount	0.8
Finance-Investment Banker/Broker	0.8
Oil Companies-Integrated	0.7
Finance-Other Services	0.6
Insurance-Life/Health	0.6
Diversified Manufacturing Operations	0.5
Special Purpose Entities	0.4
Electric-Distribution	0.4
Computers	0.4
Insurance-Multi-line	0.3
Medical-Drugs	0.3
Medical Labs & Testing Services	0.3
Medical-Biomedical/Gene	0.3
Sovereign	0.3
Airlines	0.2
Finance-Commercial	0.2
Banks-Money Center	0.2
Electric-Generation	0.1
Finance-Consumer Loans	0.1
Telecom Services	0.1

118.8%

*	Calculated as a percentage of net assets

Credit Quality†#

AAA	5.4%
AA	78.8
A	11.6
BBB	1.1
Not Rated@	3.1

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

6

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/16	$2,500,000	$2,526,866
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	5,137,935
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,354,885
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.44% due 03/11/39(1)	3,870,000	4,290,297
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/44(1)	4,700,000	5,194,365
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(1)	4,500,000	4,969,116
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/46*(1)	3,144,489	3,293,421
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	159,481	164,139
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	4,700,000	5,149,076
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(1)	4,650,000	5,097,911

Total Asset Backed Securities (cost $38,255,565)		41,178,011

U.S. CORPORATE BONDS & NOTES — 16.8%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,372,646	2,550,595

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,060,350

Banks-Super Regional — 0.9%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	517,582
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,164,319
Wachovia Corp. Senior Notes 5.75% due 06/15/17	5,000,000	5,649,165

		9,331,066

Security Description	Principal Amount	Value (Note 2)

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 4.30% due 06/01/21	$4,000,000	$4,101,720

Diversified Banking Institutions — 4.4%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	6,000,000	6,080,676
Bank of America Corp. Senior Notes 5.88% due 01/05/21	1,400,000	1,332,558
Bank of America Corp. Senior Notes 7.63% due 06/01/19	4,000,000	4,136,868
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,693,678
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	3,000,000	3,193,071
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	318,326
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,451,480
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,000,000	4,128,356
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,530,995
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	2,400,000	2,488,332
JPMorgan Chase & Co. Notes 4.95% due 03/25/20	2,000,000	2,125,738
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,739,083
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	1,080,000	1,127,072
Morgan Stanley Senior Notes 5.45% due 01/09/17	7,000,000	6,739,348

		47,085,581

Diversified Financial Services — 2.0%
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,928,261
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	6,000,000	6,131,310
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,854,705

		21,914,276

7

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 2.75% due 06/24/15	$2,250,000	$2,336,429

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	795,424

Finance-Investment Banker/Broker — 0.5%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	4,900,000	4,935,618

Finance-Other Services — 0.6%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/17	5,960,000	6,213,592

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,981,500

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,300,861

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	3,038,532

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,811,478

Medical-Drugs — 0.3%
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	3,084,767

Retail-Discount — 0.8%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,525,849
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	5,479,860

		9,005,709

Schools — 1.2%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,665,100
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,685,800

		12,350,900

Sovereign Agency — 0.8%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	7,400,000	8,835,896

Security Description	Principal Amount	Value (Note 2)

Special Purpose Entity — 0.4%
Postal Square LP Government Guar. Notes 8.95% due 06/15/22	$3,240,450	$4,445,282

Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	539,837

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,656,518
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,202,807
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,791,155
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/21	1,830,000	1,905,253
Verizon Communications, Inc. Senior Notes 4.75% due 11/01/41	660,000	710,313

		13,266,046

Transport-Services — 1.0%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,145,595	3,647,197
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/20	5,000,000	7,073,330

		10,720,527

Total U.S. Corporate Bonds & Notes (cost $166,312,071)		178,705,986

FOREIGN CORPORATE BONDS & NOTES — 4.0%
Banks-Commercial — 1.2%
Barclays Bank PLC Senior Notes 2.38% due 01/13/14	1,400,000	1,370,285
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,410,197
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,671,211
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,565,020
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,251,592

		12,268,305

Diversified Banking Institutions — 0.8%
HSBC Holdings PLC Senior Notes 6.10% due 01/14/42	3,200,000	3,627,088

8

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
UBS AG Senior Notes 2.25% due 01/28/14	$5,000,000	$4,865,590

		8,492,678

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,457,375

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Series HY 8.40% due 01/15/22	3,000,000	4,386,735

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,520,038

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	3,146,607

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	1,100,000	1,245,919
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,216,420
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	3,064,596

		7,526,935

Total Foreign Corporate Bonds & Notes (cost $38,736,993)		42,798,673

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
AID-Egypt Government Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,796,378

MUNICIPAL BONDS & NOTES — 3.1%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	5,340,000	6,452,322
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/09	2,400,000	3,131,328
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/39	2,170,000	2,710,699
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/14	2,500,000	2,597,400
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,564,641
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	3,450,000	4,160,286

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds (continued)
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	$2,800,000	$3,034,024
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/39	885,000	1,108,002
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/26	2,500,000	2,864,575
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	3,345,888
University of California Regents Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	2,052,906

Total Municipal Bonds & Notes (cost $28,724,645)		33,022,071

U.S. GOVERNMENT AGENCIES — 43.0%
Federal Home Loan Bank — 1.3%
5.13% due 08/14/13	13,000,000	13,999,778

Federal Home Loan Mtg. Corp. — 17.9%
3.50% due January TBA	15,300,000	15,708,798
4.00% due 09/01/26	3,938,736	4,139,873
4.00% due 10/01/40	954,950	1,003,020
4.00% due 11/01/40	972,602	1,021,560
4.00% due 12/01/40	38,000,021	39,912,855
4.00% due 01/01/41	591,316	621,030
4.00% due 02/01/41	99,999	105,033
4.00% due 04/01/41	6,549,157	6,878,253
4.00% due 09/01/41	13,593,901	14,280,310
4.50% due 02/01/39	21,552,809	22,893,306
4.50% due 03/01/39	4,684,327	4,968,007
4.50% due January TBA	62,900,000	66,644,512
5.00% due January TBA	10,280,000	11,046,181
6.00% due 12/01/39	663,413	729,130
7.50% due 05/01/27	3,686	4,358

		189,956,226

Federal National Mtg. Assoc. — 18.0%
3.00% due January TBA	9,300,000	9,603,703
3.50% due 02/01/26	5,778,984	6,048,705
3.88% due 07/12/13	6,800,000	7,171,028
4.00% due 09/01/26	20,172,927	21,307,097
4.50% due 11/01/26	3,015,641	3,227,124
4.50% due 10/01/31	15,456,907	16,531,333
4.50% due 12/01/31	8,560,426	9,148,513
4.50% due January TBA	4,400,000	4,690,125
5.00% due January TBA	43,800,000	47,317,687
5.50% due 03/01/38	8,511,230	9,274,881
5.50% due 04/01/38	713,194	777,184
5.50% due 06/01/38	589,076	641,929
5.50% due 07/01/38	214,539	233,788
5.50% due 08/01/38	345,546	376,550
5.50% due 09/01/38	8,875	9,672
5.50% due 10/01/38	205,278	223,696
5.50% due 11/01/38	118,683	129,331
5.50% due 12/01/38	45,825	49,936
5.50% due 07/01/39	28,229	30,762
5.50% due 09/01/39	140,679	154,203
5.50% due 05/01/40	40,040	43,633
5.50% due 06/01/40	47,116	51,343
5.50% due January TBA	22,000,000	23,955,936
6.00% due January TBA	28,000,000	30,830,626

		191,828,785

9

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 4.3%
4.00% due January TBA	$8,500,000	$9,117,578
5.00% due 07/15/33	4,933,253	5,496,107
5.00% due 10/15/33	378,027	421,158
5.00% due 11/15/33	272,052	303,073
5.00% due 12/15/33	83,157	92,669
5.00% due 01/15/34	611,917	681,975
5.00% due 02/15/34	311,198	346,652
5.00% due 03/15/34	12,267	13,670
5.00% due 05/15/34	21,298	23,821
5.00% due 09/15/35	341,177	381,240
5.00% due 11/15/35	36,749	40,908
5.00% due 12/15/35	95,776	106,523
5.00% due 02/15/36	74,141	82,253
5.00% due 03/15/36	66,498	74,096
5.00% due 05/15/36	31,355	34,786
5.00% due 09/15/36	20,752	23,022
5.00% due 10/15/37	27,797	30,825
5.00% due 04/15/38	11,748	13,026
5.00% due 05/15/38	55,975	62,763
5.00% due 06/15/38	30,441	33,752
5.00% due 07/15/38	1,250,941	1,387,020
5.00% due 08/15/38	2,155,590	2,410,560
5.00% due 09/15/38	2,030,691	2,253,147
5.50% due 10/15/32	17,049	19,247
5.50% due 11/15/32	19,625	22,169
5.50% due 02/15/33	398,765	450,500
5.50% due 03/15/33	260,788	294,976
5.50% due 05/15/33	215,304	243,058
5.50% due 06/15/33	232,463	262,429
5.50% due 07/15/33	40,623	45,860
5.50% due 08/15/33	40,116	45,288
5.50% due 09/15/33	25,407	28,682
5.50% due 11/15/33	541,674	611,500
5.50% due 01/15/34	477,450	538,698
5.50% due 02/15/34	270,367	305,070
5.50% due 03/15/34	2,740,860	3,092,461
5.50% due 04/15/34	91,163	102,910
5.50% due 05/15/34	146,496	165,876
5.50% due 06/15/34	74,219	83,740
5.50% due 07/15/34	90,830	102,482
5.50% due 08/15/34	63,702	71,880
5.50% due 09/15/34	1,039,902	1,173,468
5.50% due 10/15/34	882,312	996,048
5.50% due 04/15/36	106,601	120,409
5.50% due 04/15/37	3,269,500	3,679,039
6.00% due 03/15/28	20,229	23,082
6.00% due 06/15/28	18,560	21,162
6.00% due 08/15/28	79,113	90,205
6.00% due 09/15/28	79,424	90,625
6.00% due 10/15/28	15,341	17,505
6.00% due 11/15/28	15,083	17,185
6.00% due 12/15/28	156,422	178,087
6.00% due 03/15/29	2,304	2,627
6.00% due 04/15/29	6,889	7,861
6.00% due 07/15/31	1,731	1,969
6.00% due 01/15/32	35,628	40,547
6.00% due 02/15/32	1,385	1,581
6.00% due 07/15/32	16,960	19,402
6.00% due 09/15/32	23,337	26,606
6.00% due 10/15/32	602,301	686,992
6.00% due 11/15/32	30,271	34,555
6.00% due 01/15/33	5,267	6,012
6.00% due 02/15/33	76,533	87,385

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
6.00% due 03/15/33	$79,770	$90,783
6.00% due 04/15/33	126,925	144,449
6.00% due 05/15/33	143,202	163,465
6.00% due 12/15/33	74,114	84,346
6.00% due 08/15/34	13,489	15,333
6.00% due 09/15/34	256,292	291,756
6.00% due 10/15/34	158,332	179,994
6.50% due 10/15/12	967	1,000
6.50% due 11/15/12	3,813	3,826
6.50% due 01/15/13	1,766	1,818
6.50% due 05/15/13	4,191	4,598
6.50% due 01/15/14	18,087	19,847
6.50% due 02/15/14	880	965
6.50% due 03/15/14	47,523	52,147
6.50% due 04/15/14	12,092	13,269
6.50% due 05/15/14	36,705	40,277
6.50% due 06/15/14	1,815	1,971
6.50% due 07/15/14	995	1,092
6.50% due 08/15/14	15,036	16,499
6.50% due 10/15/14	40	40
6.50% due 05/15/23	8,474	9,651
6.50% due 06/15/23	10,226	11,646
6.50% due 07/15/23	54,380	61,933
6.50% due 08/15/23	9,669	11,012
6.50% due 10/15/23	37,165	42,328
6.50% due 11/15/23	53,838	61,349
6.50% due 12/15/23	149,453	170,869
6.50% due 03/15/26	10,773	12,449
6.50% due 02/15/27	4,660	5,313
6.50% due 12/15/27	3,628	4,206
6.50% due 01/15/28	43,644	50,506
6.50% due 02/15/28	17,974	20,700
6.50% due 03/15/28	92,652	107,332
6.50% due 04/15/28	48,991	56,639
6.50% due 05/15/28	147,118	170,517
6.50% due 06/15/28	182,515	211,178
6.50% due 07/15/28	182,551	210,476
6.50% due 08/15/28	135,144	156,552
6.50% due 09/15/28	153,712	178,167
6.50% due 10/15/28	373,276	432,754
6.50% due 11/15/28	128,316	148,640
6.50% due 12/15/28	139,749	161,961
6.50% due 01/15/29	4,013	4,652
6.50% due 02/15/29	36,802	42,591
6.50% due 03/15/29	36,854	42,726
6.50% due 04/15/29	31,260	36,241
6.50% due 05/15/29	123,701	143,412
6.50% due 06/15/29	37,484	43,457
6.50% due 03/15/31	9,610	11,142
6.50% due 04/15/31	2,752	3,190
6.50% due 05/15/31	163,210	189,218
6.50% due 06/15/31	90,349	104,745
6.50% due 07/15/31	305,815	354,545
6.50% due 08/15/31	70,002	81,156
6.50% due 09/15/31	194,044	224,963
6.50% due 10/15/31	157,963	183,134
6.50% due 11/15/31	66,214	76,764
6.50% due 01/15/32	313,662	363,641
6.50% due 02/15/32	100,240	116,213
6.50% due 03/15/32	2,000	2,318
6.50% due 04/15/32	50,537	58,589
6.50% due 05/15/32	262,461	304,282
7.00% due 12/15/12	1,355	1,385
7.00% due 11/15/31	270,727	312,731

10

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
7.00% due 03/15/32	$25,671	$29,777
7.00% due 01/15/33	68,382	79,633
7.00% due 05/15/33	185,759	215,659
7.00% due 07/15/33	139,688	161,651
7.00% due 10/15/34	28,360	33,038
8.00% due 10/15/29	476	484
8.00% due 11/15/29	9,505	9,928
8.00% due 12/15/29	13,330	14,657
8.00% due 01/15/30	24,799	27,968
8.00% due 03/15/30	281	297
8.00% due 04/15/30	46,882	49,041
8.00% due 06/15/30	1,847	1,937
8.00% due 08/15/30	14,011	16,942
8.00% due 09/15/30	26,541	27,813
8.00% due 11/15/30	8,088	9,632
8.00% due 12/15/30	5,594	6,243
8.00% due 02/15/31	61,282	74,205
8.00% due 03/15/31	13,661	14,032
10.00% due 03/20/14	1,143	1,148
10.00% due 06/20/14	794	797
10.00% due 07/20/14	2,083	2,091
10.00% due 04/20/16	5,861	6,605
10.00% due 05/20/16	3,464	3,919
10.00% due 08/20/16	1,509	1,719
10.00% due 01/20/17	3,841	4,241
10.00% due 02/20/17	3,469	3,485
10.00% due 03/20/17	4,393	5,022
12.75% due 07/15/14	14,574	14,669
13.50% due 09/20/14	539	608
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(2)	840,450	962,202
Series 2005-74, Class HA
7.50% due 09/16/35(2)	202,025	229,980
Series 2005-74, Class HC
7.50% due 09/16/35(2)	301,423	346,276

		45,720,249

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development Government U.S. Government Guar. Notes 5.05% due 08/01/13	10,000,000	10,729,940

Sovereign Agency — 0.5%
Financing Corp. STRIPS
Series 12 zero coupon due 12/06/13	2,050,000	2,021,152
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,606,290
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	2,083,815

		5,711,257

Total U.S. Government Agencies (cost $446,199,833)		457,946,235

U.S. GOVERNMENT TREASURIES — 23.8%
United States Treasury Bonds — 4.0%
3.75% due 08/15/41	2,700,000	3,175,454
4.25% due 05/15/39	20,200,000	25,698,198
4.38% due 05/15/41	4,950,000	6,449,697
4.75% due 02/15/41	5,555,000	7,655,484

		42,978,833

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes — 19.8%
1.00% due 09/30/16	$6,500,000	$6,567,028
1.25% due 10/31/15	21,000,000	21,538,125
1.75% due 05/31/16	20,000,000	20,914,060
1.88% due 02/28/14	22,000,000	22,749,364
2.13% due 12/31/15	42,000,000	44,546,250
2.13% due 08/15/21	32,700,000	33,537,937
2.38% due 02/28/15	25,000,000	26,525,400
3.13% due 09/30/13	24,500,000	25,722,134
3.13% due 04/30/17	4,500,000	5,011,875
3.13% due 05/15/21	3,000,000	3,349,686

		210,461,859

Total U.S. Government Treasuries (cost $235,837,038)		253,440,692

Total Long-Term Investment Securities (cost $956,784,520)		1,009,888,046

REPURCHASE AGREEMENTS — 23.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	70,770,000	70,770,000
BNP Paribas SA Joint Repurchase Agreement(3)	51,920,000	51,920,000
Deutsche Bank AG Joint Repurchase Agreement(3)	17,050,000	17,050,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	57,520,000	57,520,000
UBS Securities LLC Joint Repurchase Agreement(3)	57,265,000	57,265,000

Total Repurchase Agreements (cost $254,525,000)		254,525,000

TOTAL INVESTMENTS (cost $1,211,309,520)(4)	118.8%	1,264,413,046
Liabilities in excess of other assets	(18.8)	(200,409,690)

NET ASSETS	100.0%	$1,064,003,356

BOND & NOTES SOLD SHORT — 0.9%
U.S. Government Agencies — 0.9%
Federal National Mtg. Assoc. 4.00% due January TBA (proceeds $10,016,562)	$(9,500,000)	$(10,018,046)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $31,089,435 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

FDIC — Federal Deposit Insuance Corporation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

VRS — Variable Rate Securities

The rates shown on VRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity date.

11

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$41,178,011	$—	$41,178,011
U.S. Corporate Bonds & Notes	—	176,155,391	2,550,595	178,705,986
Foreign Corporate Bonds & Notes	—	42,798,673	—	42,798,673
Foreign Government Agencies	—	2,796,378	—	2,796,378
Municipal Bonds & Notes	—	33,022,071	—	33,022,071
U.S. Government Agencies	—	457,946,235	—	457,946,235
U.S. Government Treasuries	—	253,440,692	—	253,440,692
Repurchase Agreements	—	254,525,000	—	254,525,000

Total	$—	$1,261,862,451	$2,550,595	$1,264,413,046

Liabilities
Bonds & Notes Sold Short	$—	$10,018,046	$—	$10,018,046

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 12/31/2010	$2,730,482
Accrued discounts	—
Accrued premiums	—
Realized gain	0
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(70,277)
Net purchases	—
Net sales	(109,610)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 12/31/2011	$2,550,595

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011 includes:

U.S. Corporate Bonds & Notes
$(70,277)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

12

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	6.0%
Federal Home Loan Mtg. Corp.	5.3
Medical-Drugs	4.9
Real Estate Investment Trusts	4.6
Repurchase Agreements	3.9
Oil Companies-Integrated	3.8
Diversified Financial Services	3.6
Electric-Integrated	2.5
Diversified Banking Institutions	2.2
Government National Mtg. Assoc.	2.2
Oil Companies-Exploration & Production	2.1
Banks-Super Regional	1.8
Food-Misc.	1.7
Electronic Components-Semiconductors	1.6
Pipelines	1.6
Insurance-Property/Casualty	1.5
Diversified Manufacturing Operations	1.5
Aerospace/Defense	1.4
Banks-Commercial	1.3
Cruise Lines	1.2
Insurance-Multi-line	1.2
Investment Management/Advisor Services	1.2
Retail-Discount	1.2
Retail-Restaurants	1.1
Applications Software	1.1
Distribution/Wholesale	1.0
Toys	1.0
Telephone-Integrated	0.9
Beverages-Non-alcoholic	0.9
Medical-Biomedical/Gene	0.9
Chemicals-Diversified	0.8
Computers	0.8
Auto/Truck Parts & Equipment-Original	0.8
Semiconductor Components-Integrated Circuits	0.8
Medical Products	0.7
Insurance-Reinsurance	0.7
Steel-Producers	0.7
Casino Hotels	0.7
Transport-Services	0.7
Gas-Distribution	0.6
Transport-Rail	0.6
Independent Power Producers	0.6
Medical Instruments	0.6
Computer Services	0.6
United States Treasury Bonds	0.6
Telecom Services	0.5
Enterprise Software/Service	0.5
Machinery-Farming	0.5
Finance-Other Services	0.5
Finance-Investment Banker/Broker	0.5
Semiconductor Equipment	0.5
Casino Services	0.5
Medical-Generic Drugs	0.5
Food-Retail	0.5
Non-Hazardous Waste Disposal	0.5
Rental Auto/Equipment	0.4
United States Treasury Notes	0.4
Tobacco	0.4
Web Portals/ISP	0.4
Multimedia	0.4
Auto-Cars/Light Trucks	0.4
Cellular Telecom	0.4

Diversified Minerals	0.4%
Cable/Satellite TV	0.4
Special Purpose Entities	0.4
Exchange-Traded Funds	0.4
Retail-Regional Department Stores	0.4
Oil & Gas Drilling	0.4
Electric Products-Misc.	0.4
MRI/Medical Diagnostic Imaging	0.3
Commercial Services-Finance	0.3
Consumer Products-Misc.	0.3
Apparel Manufacturers	0.3
Electronic Components-Misc.	0.3
E-Commerce/Products	0.3
Athletic Footwear	0.3
Medical-HMO	0.3
Real Estate Operations & Development	0.3
Chemicals-Specialty	0.3
Metal-Diversified	0.3
Steel-Specialty	0.2
Oil Refining & Marketing	0.2
Auto-Heavy Duty Trucks	0.2
Savings & Loans/Thrifts	0.2
Retail-Automobile	0.2
Medical-Wholesale Drug Distribution	0.2
Physical Therapy/Rehabilitation Centers	0.2
Non-Ferrous Metals	0.2
Oil-Field Services	0.2
Building-Heavy Construction	0.2
Leisure Products	0.2
Retail-Major Department Stores	0.2
Instruments-Scientific	0.2
Cosmetics & Toiletries	0.2
Sovereign	0.2
Rubber-Tires	0.2
Instruments-Controls	0.2
Commercial Services	0.2
Coatings/Paint	0.2
Engineering/R&D Services	0.2
Electronic Forms	0.2
Office Automation & Equipment	0.2
Airlines	0.2
Security Services	0.2
Metal Processors & Fabrication	0.2
Machine Tools & Related Products	0.2
Metal-Copper	0.2
Gambling (Non-Hotel)	0.2
Networking Products	0.2
Transport-Equipment & Leasing	0.2
Pharmacy Services	0.2
Computers-Memory Devices	0.1
Electric-Generation	0.1
Agricultural Chemicals	0.1
Data Processing/Management	0.1
Electronic Measurement Instruments	0.1
Retail-Building Products	0.1
Import/Export	0.1
Insurance-Mutual	0.1
Machinery-General Industrial	0.1
Dialysis Centers	0.1
Banks-Money Center	0.1
Human Resources	0.1

13

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited) — (continued)

Soap & Cleaning Preparation	0.1%
Machinery-Construction & Mining	0.1
Banks-Fiduciary	0.1
Oil Field Machinery & Equipment	0.1
Retail-Jewelry	0.1
Retail-Apparel/Shoe	0.1
Medical-Hospitals	0.1
Building & Construction Products-Misc.	0.1
Collateralized Mortgage Obligation-Other	0.1
Insurance-Life/Health	0.1
Beverages-Wine/Spirits	0.1
Agricultural Operations	0.1
Transport-Marine	0.1
Aerospace/Defense-Equipment	0.1
Computer Aided Design	0.1
Telecom Equipment-Fiber Optics	0.1
Medical Labs & Testing Services	0.1
Telecommunication Equipment	0.1
Retail-Drug Store	0.1
Computers-Integrated Systems	0.1
Hotels/Motels	0.1
Machinery-Material Handling	0.1
Veterinary Diagnostics	0.1
Television	0.1
Motorcycle/Motor Scooter	0.1
Medical Information Systems	0.1
Coal	0.1
Power Converter/Supply Equipment	0.1
Miscellaneous Manufacturing	0.1
Transport-Truck	0.1
Tools-Hand Held	0.1
Containers-Paper/Plastic	0.1
Retail-Propane Distribution	0.1
Venture Capital	0.1

100.2%

*	Calculated as a percentage of net assets

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 61.6%
Advanced Materials — 0.0%
Hexcel Corp.†	680	$16,463

Advertising Agencies — 0.0%
Omnicom Group, Inc.	981	43,733

Aerospace/Defense — 1.1%
Aerovironment, Inc.†	196	6,168
Boeing Co.	9,584	702,986
Lockheed Martin Corp.	6,369	515,252
Northrop Grumman Corp.	2,814	164,563
Raytheon Co.	11,327	548,000
Rockwell Collins, Inc.	679	37,596
Spirit Aerosystems Holdings, Inc., Class A†	10,100	209,878
Teledyne Technologies, Inc.†	2,850	156,323

		2,340,766

Aerospace/Defense-Equipment — 0.1%
Astronics Corp.†	166	5,944
HEICO Corp.	359	20,994
United Technologies Corp.	2,051	149,908

		176,846

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,194	173,106
Monsanto Co.	1,332	93,333
Mosaic Co.	778	39,235

		305,674

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	6,312	180,523

Airlines — 0.2%
Alaska Air Group, Inc.†	2,549	191,405
Allegiant Travel Co.†	112	5,974
Cathay Pacific Airways, Ltd. ADR	8,868	75,821
United Continental Holdings, Inc.†	5,280	99,634

		372,834

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	426	6,692
Darling International, Inc.†	970	12,891
Rentech, Inc.†	2,386	3,126

		22,709

Apparel Manufacturers — 0.3%
Carter’s, Inc.†	322	12,819
Coach, Inc.	808	49,320
G-III Apparel Group, Ltd.†	189	4,708
Maidenform Brands, Inc.†	264	4,831
Oxford Industries, Inc.	137	6,181
Ralph Lauren Corp.	227	31,344
True Religion Apparel, Inc.†	225	7,781
VF Corp.	4,839	614,505

		731,489

Applications Software — 1.1%
Actuate Corp.†	9,840	57,662
Callidus Software, Inc.†	931	5,977
Citrix Systems, Inc.†	620	37,646
Intuit, Inc.	1,011	53,169
Microsoft Corp.	78,578	2,039,885
NetSuite, Inc.†	209	8,475
Nuance Communications, Inc.†	1,152	28,984
Parametric Technology Corp.†	941	17,183

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Progress Software Corp.†	361	$6,985
Quest Software, Inc.†	4,200	78,120
RealPage, Inc.†	260	6,570
Red Hat, Inc.†	709	29,275
Salesforce.com, Inc.†	401	40,686
SuccessFactors, Inc.†	650	25,916
Verint Systems, Inc.†	208	5,728

		2,442,261

Athletic Footwear — 0.3%
NIKE, Inc., Class B	6,709	646,546

Auction House/Art Dealers — 0.0%
Sotheby’s	537	15,321

Audio/Video Products — 0.0%
DTS, Inc.†	225	6,129
TiVo, Inc.†	1,002	8,988

		15,117

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	257	9,969

Auto-Cars/Light Trucks — 0.4%
Daimler AG ADR	9,000	397,530
Ford Motor Co.†	5,600	60,256
Nissan Motor Co., Ltd. ADR	25,031	445,051

		902,837

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.	8,281	47,146
PACCAR, Inc.	13,065	489,545

		536,691

Auto-Truck Trailers — 0.0%
Wabash National Corp.†	737	5,778

Auto/Truck Parts & Equipment-Original — 0.8%
Autoliv, Inc.	13,278	710,240
BorgWarner, Inc.†	472	30,085
China Yuchai International, Ltd.	24,000	330,960
Dana Holding Corp.†	1,134	13,778
Johnson Controls, Inc.	13,492	421,760
Magna International, Inc., Class A	5,500	183,205
Meritor, Inc.†	664	3,533
Tenneco, Inc.†	497	14,801
Titan International, Inc.	387	7,531

		1,715,893

Auto/Truck Parts & Equipment-Replacement — 0.0%
Commercial Vehicle Group, Inc.†	391	3,535

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd. ADR	5,781	120,360
Banco Santander SA ADR	50,336	378,527
Bank of Nova Scotia	9,596	477,977
Cass Information Systems, Inc.	170	6,186
City Holding Co.	1,758	59,579
City National Corp.	2,585	114,205
Community Trust Bancorp, Inc.	3,077	90,525
Cullen/Frost Bankers, Inc.	3,585	189,682
East West Bancorp, Inc.	5,690	112,378
First Financial Bancorp	1,976	32,881
FirstMerit Corp.	4,719	71,398
FNB Corp.	8,804	99,573
M&T Bank Corp.	6,523	497,966

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks-Commercial (continued)
Signature Bank†	420	$25,196
Sterling Bancorp	6,763	58,432
Trustco Bank Corp.	12,188	68,375
Washington Trust Bancorp, Inc.	3,432	81,888
Westamerica Bancorporation	1,800	79,020

		2,564,148

Banks-Fiduciary — 0.1%
State Street Corp.	5,525	222,713

Banks-Super Regional — 1.1%
PNC Financial Services Group, Inc.	15,369	886,330
US Bancorp	35,534	961,195
Wells Fargo & Co.	22,953	632,585

		2,480,110

Beverages-Non-alcoholic — 0.9%
Coca Cola Hellenic Bottling Co SA ADR†	1,097	18,254
Coca-Cola Co.	9,810	686,406
Dr Pepper Snapple Group, Inc.	17,786	702,191
PepsiCo, Inc.	10,072	668,277

		2,075,128

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,075	167,058
Green Mountain Coffee Roasters, Inc.†	429	19,241

		186,299

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	70	7,599

Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	304	3,623
Discovery Communications, Inc., Class A†	810	33,186

		36,809

Building & Construction Products-Misc. — 0.1%
Simpson Manufacturing Co., Inc.	5,797	195,127
Trex Co., Inc.†	217	4,971
USG Corp.†	524	5,324

		205,422

Building & Construction-Misc. — 0.0%
MasTec, Inc.†	476	8,268
MYR Group, Inc.†	300	5,742

		14,010

Building Products-Cement — 0.0%
Eagle Materials, Inc.	338	8,673

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	6,200	76,012

Building-Heavy Construction — 0.2%
Granite Construction, Inc.	3,550	84,206
Vinci SA ADR	38,300	415,938

		500,144

Building-Maintance & Services — 0.0%
Rollins, Inc.	493	10,954

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	634	4,679

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	2,960	$70,182
DIRECTV, Class A†	1,891	80,859
Knology, Inc.†	424	6,021
Liberty Global, Inc., Class A†	1,056	43,328
Time Warner Cable, Inc.	943	59,946

		260,336

Casino Hotels — 0.0%
Ameristar Casinos, Inc.	390	6,743
Las Vegas Sands Corp.†	1,059	45,251
Wynn Resorts, Ltd.	274	30,274

		82,268

Casino Services — 0.0%
Shuffle Master, Inc.†	520	6,094

Cellular Telecom — 0.4%
China Mobile, Ltd. ADR	5,125	248,511
Vodafone Group PLC ADR	22,532	631,572

		880,083

Chemicals-Diversified — 0.7%
Air Products & Chemicals, Inc.	3,023	257,529
Akzo Nobel NV ADR	8,200	396,060
Celanese Corp., Series A	657	29,085
Chemtura Corp.†	622	7,054
Codexis, Inc.†	697	3,694
E.I. du Pont de Nemours & Co.	9,425	431,477
FMC Corp.	2,175	187,137
Huntsman Corp.	7,560	75,600
Innophos Holdings, Inc.	188	9,129
Innospec, Inc.†	232	6,512
Olin Corp.	416	8,175
PPG Industries, Inc.	1,308	109,205

		1,520,657

Chemicals-Plastics — 0.0%
PolyOne Corp.	631	7,288

Chemicals-Specialty — 0.3%
Balchem Corp.	247	10,013
Cabot Corp.	5,500	176,770
Canexus Corp.	16,554	104,971
Ecolab, Inc.	879	50,815
Kraton Performance Polymers, Inc.†	283	5,745
NewMarket Corp.	67	13,273
Omnova Solutions, Inc.†	886	4,085
Sensient Technologies Corp.	2,271	86,071
Sigma-Aldrich Corp.	1,795	112,116
Zep, Inc.	387	5,410

		569,269

Coal — 0.1%
Alliance Resource Partners LP	617	46,633
Consol Energy, Inc.	862	31,635
Patriot Coal Corp.†	780	6,607
Peabody Energy Corp.	962	31,852

		116,727

Coatings/Paint — 0.2%
RPM International, Inc.	4,751	116,637
Valspar Corp.	7,600	296,172

		412,809

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	132	$8,274

Commercial Services — 0.1%
Acacia Research-Acacia Technologies†	347	12,669
Arbitron, Inc.	242	8,327
CoStar Group, Inc.†	209	13,946
Healthcare Services Group, Inc.	584	10,331
HMS Holdings Corp.†	661	21,139
Standard Parking Corp.†	380	6,791
Steiner Leisure, Ltd.†	161	7,308
Team, Inc.†	241	7,170
Weight Watchers International, Inc.	2,800	154,028

		241,709

Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc.	6,882	371,697
Cardtronics, Inc.†	372	10,066
DFC Global Corp.†	407	7,350
Heartland Payment Systems, Inc.	349	8,502
Lender Processing Services, Inc.	9,631	145,139
Mastercard, Inc., Class A	231	86,121
Moody’s Corp.	940	31,659
TNS, Inc.†	315	5,582
Visa, Inc., Class A	437	44,369
Western Union Co.	1,871	34,165
Wright Express Corp.†	312	16,935

		761,585

Communications Software — 0.0%
SolarWinds, Inc.†	433	12,102

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	677	11,746
Autodesk, Inc.†	5,342	162,023

		173,769

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	427	6,657

Computer Services — 0.6%
Accenture PLC, Class A	1,560	83,039
Cognizant Technology Solutions Corp., Class A†	863	55,499
iGate Corp.†	320	5,034
International Business Machines Corp.	5,735	1,054,552
j2 Global, Inc.	392	11,031
LivePerson, Inc.†	501	6,287
Manhattan Associates, Inc.†	183	7,408

		1,222,850

Computer Software — 0.0%
Blackbaud, Inc.	375	10,388

Computers — 0.7%
Apple, Inc.†	3,318	1,343,790
Dell, Inc.†	3,530	51,644
Hewlett-Packard Co.	5,375	138,460
Silicon Graphics International Corp.†	373	4,275

		1,538,169

Computers-Integrated Systems — 0.1%
3D Systems Corp.†	397	5,717
Diebold, Inc.	2,300	69,161
Echelon Corp.†	733	3,570
Jack Henry & Associates, Inc.	668	22,451

Security Description	Shares	Value (Note 2)

Computers-Integrated Systems (continued)
Maxwell Technologies, Inc.†	323	$5,246
MTS Systems Corp.	180	7,335
Netscout Systems, Inc.†	355	6,248
Stratasys, Inc.†	202	6,143
Super Micro Computer, Inc.†	337	5,284
Teradata Corp.†	567	27,505

		158,660

Computers-Memory Devices — 0.1%
EMC Corp.†	12,232	263,477
NetApp, Inc.†	1,182	42,871
OCZ Technology Group, Inc.†	600	3,966
STEC, Inc.†	435	3,737

		314,051

Computers-Periphery Equipment — 0.0%
Synaptics, Inc.†	268	8,080

Consulting Services — 0.0%
Accretive Health, Inc.†	328	7,537
Advisory Board Co.†	132	9,796
Corporate Executive Board Co.	289	11,011
Forrester Research, Inc.†	187	6,347
Huron Consulting Group, Inc.†	213	8,252
MAXIMUS, Inc.	287	11,867

		54,810

Consumer Products-Misc. — 0.3%
Clorox Co.	2,408	160,276
Kimberly-Clark Corp.	3,075	226,197
Tupperware Brands Corp.	3,733	208,936
WD-40 Co.	3,538	142,971

		738,380

Containers-Metal/Glass — 0.0%
Crown Holdings, Inc.†	990	33,244

Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.†	1,393	5,934
Packaging Corp. of America	2,607	65,801
Rock-Tenn Co., Class A	526	30,350

		102,085

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	1,778	31,062
Colgate-Palmolive Co.	1,011	93,406
Elizabeth Arden, Inc.†	188	6,963
Estee Lauder Cos., Inc., Class A	347	38,975
Procter & Gamble Co.	4,432	295,659

		466,065

Cruise Lines — 0.5%
Carnival Corp.	35,874	1,170,927

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	337	14,397
Fair Isaac Corp.	204	7,311
Fidelity National Information Services, Inc.	8,593	228,488
Fiserv, Inc.†	631	37,065
Pegasystems, Inc.	149	4,380

		291,641

Decision Support Software — 0.0%
DemandTec, Inc.†	466	6,137
Interactive Intelligence Group, Inc.†	185	4,240

		10,377

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	482	$11,435

Diagnostic Equipment — 0.0%
Cepheid, Inc.†	472	16,242

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,103	39,621
OraSure Technologies, Inc.†	615	5,603
Quidel Corp.†	341	5,159

		50,383

Dialysis Centers — 0.1%
DaVita, Inc.†	3,273	248,126

Disposable Medical Products — 0.0%
Merit Medical Systems, Inc.†	488	6,529

Distribution/Wholesale — 1.0%
Arrow Electronics, Inc.†	6,800	254,388
Beacon Roofing Supply, Inc.†	464	9,387
Fastenal Co.	1,056	46,052
Genuine Parts Co.	17,321	1,060,045
Houston Wire & Cable Co.	417	5,763
MWI Veterinary Supply, Inc.†	111	7,375
Owens & Minor, Inc.	378	10,504
Pool Corp.	6,030	181,503
United Stationers, Inc.	268	8,726
Watsco, Inc.	218	14,314
Wolseley PLC ADR	182,900	594,425

		2,192,482

Diversified Banking Institutions — 0.9%
JPMorgan Chase & Co.	44,683	1,485,710
UBS AG†	35,700	422,331

		1,908,041

Diversified Financial Services — 0.2%
Guoco Group, Ltd. ADR	17,300	318,493

Diversified Manufacturing Operations — 1.5%
3M Co.	6,049	494,385
AZZ, Inc.	146	6,634
Barnes Group, Inc.	1,668	40,215
Blount International, Inc.†	604	8,770
Brink’s Co.	369	9,919
Colfax Corp.†	267	7,604
Crane Co.	4,396	205,337
Danaher Corp.	1,545	72,677
Dover Corp.	727	42,202
General Electric Co.	25,824	462,508
Illinois Tool Works, Inc.	1,366	63,806
Ingersoll-Rand PLC	1,017	30,988
Koppers Holdings, Inc.	220	7,559
LSB Industries, Inc.†	183	5,130
Orkla ASA ADR	65,300	486,485
Parker Hannifin Corp.	8,293	632,341
Raven Industries, Inc.	160	9,904
Siemens AG ADR	7,409	708,375

		3,294,839

Diversified Minerals — 0.4%
AMCOL International Corp.	250	6,712
BHP Billiton, Ltd. ADR	4,354	307,523
General Moly, Inc.†	1,207	3,730
Xstrata PLC ADR	181,800	538,128

		856,093

Security Description	Shares	Value (Note 2)

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	182	$9,320

Drug Delivery Systems — 0.0%
Depomed, Inc.†	772	3,999
Nektar Therapeutics†	817	4,571

		8,570

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	2,303	398,649
Blue Nile, Inc.†	139	5,682
eBay, Inc.†	9,395	284,951
Nutrisystem, Inc.	387	5,004
Shutterfly, Inc.†	267	6,077

		700,363

E-Commerce/Services — 0.0%
Ancestry.com, Inc.†	288	6,612
Move, Inc.†	700	4,424
OpenTable, Inc.†	204	7,983
priceline.com, Inc.†	126	58,931

		77,950

E-Marketing/Info — 0.0%
comScore, Inc.†	327	6,932
Constant Contact, Inc.†	276	6,406
Liquidity Services, Inc.†	312	11,513
ValueClick, Inc.†	660	10,752

		35,603

E-Services/Consulting — 0.0%
Keynote Systems, Inc.	227	4,662
Saba Software, Inc.†	594	4,687
Sapient Corp.	899	11,327
Websense, Inc.†	379	7,099

		27,775

Electric Products-Misc. — 0.4%
AMETEK, Inc.	902	37,974
Emerson Electric Co.	13,435	625,937
Littelfuse, Inc.	188	8,080
Molex, Inc.	4,707	112,309

		784,300

Electric-Integrated — 1.5%
Alliant Energy Corp.	1,295	57,122
Duke Energy Corp.	7,842	172,524
Edison International	4,700	194,580
Great Plains Energy, Inc.	2,426	52,838
Integrys Energy Group, Inc.	798	43,236
NextEra Energy, Inc.	11,645	708,948
Northeast Utilities	6,500	234,455
Pepco Holdings, Inc.	3,592	72,918
PG&E Corp.	400	16,488
Progress Energy, Inc.	9,338	523,115
SCANA Corp.	1,319	59,434
Wisconsin Energy Corp.	11,619	406,200
Xcel Energy, Inc.	25,392	701,835

		3,243,693

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	2,663	106,014
Gentex Corp.	1,880	55,629
OSI Systems, Inc.†	132	6,439
Plexus Corp.†	310	8,488
Stoneridge, Inc.†	430	3,625

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components-Misc. (continued)
TE Connectivity, Ltd.	17,600	$542,256

		722,451

Electronic Components-Semiconductors — 1.6%
Altera Corp.	1,166	43,259
Applied Micro Circuits Corp.†	700	4,704
Avago Technologies, Ltd.	3,375	97,403
Broadcom Corp., Class A†	1,561	45,831
Cavium, Inc.†	391	11,116
Ceva, Inc.†	237	7,172
Diodes, Inc.†	360	7,668
Entropic Communications, Inc.†	958	4,895
GT Advanced Technologies, Inc.†	1,056	7,645
Intel Corp.	67,749	1,642,913
LSI Corp.†	10,541	62,719
Microchip Technology, Inc.	35,423	1,297,545
Microsemi Corp.†	741	12,412
Netlogic Microsystems, Inc.†	520	25,776
NVIDIA Corp.†	2,091	28,981
OmniVision Technologies, Inc.†	452	5,530
QLogic Corp.†	5,650	84,750
Rambus, Inc.†	893	6,742
Rovi Corp.†	773	19,000
Semtech Corp.†	548	13,601
Silicon Image, Inc.†	898	4,221
Supertex, Inc.†	3,926	74,123
Texas Instruments, Inc.	1,898	55,251
Volterra Semiconductor Corp.†	275	7,043

		3,570,300

Electronic Connectors — 0.0%
Amphenol Corp., Class A	814	36,947

Electronic Design Automation — 0.0%
Magma Design Automation, Inc.†	746	5,356
Mentor Graphics Corp.†	3,581	48,559

		53,915

Electronic Forms — 0.2%
Adobe Systems, Inc.†	13,278	375,369

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	1,161	40,554
FARO Technologies, Inc.†	161	7,406
FLIR Systems, Inc.	2,075	52,020
Measurement Specialties, Inc.†	221	6,179
Trimble Navigation, Ltd.†	4,139	179,633

		285,792

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	102	6,947
Taser International, Inc.†	1,071	5,484

		12,431

Energy-Alternate Sources — 0.0%
Clean Energy Fuels Corp.†	432	5,383

Engineering/R&D Services — 0.2%
Exponent, Inc.†	176	8,091
Fluor Corp.	643	32,311
Jacobs Engineering Group, Inc.†	9,115	369,886

		410,288

Engines-Internal Combustion — 0.0%
Cummins, Inc.	614	54,044

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 0.5%
Advent Software, Inc.†	284	$6,918
American Software, Inc., Class A	671	6,341
BMC Software, Inc.†	7,753	254,143
Concur Technologies, Inc.†	351	17,827
Informatica Corp.†	2,652	97,938
MedAssets, Inc.†	519	4,801
MicroStrategy, Inc., Class A†	65	7,041
Omnicell, Inc.†	4,405	72,771
Oracle Corp.	24,290	623,039
PROS Holdings, Inc.†	309	4,598
QLIK Technologies, Inc.†	556	13,455
RightNow Technologies, Inc.†	193	8,247
Taleo Corp., Class A†	335	12,961
Tyler Technologies, Inc.†	1,853	55,794
Ultimate Software Group, Inc.†	200	13,024

		1,198,898

Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,503	30,962
Take-Two Interactive Software, Inc.†	610	8,265

		39,227

Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	233	7,717

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	369	18,446
Pall Corp.	702	40,119
PMFG, Inc.†	285	5,561

		64,126

Finance-Consumer Loans — 0.0%
Encore Capital Group, Inc.†	216	4,592
Portfolio Recovery Associates, Inc.†	156	10,533
World Acceptance Corp.†	138	10,143

		25,268

Finance-Credit Card — 0.0%
American Express Co.	1,503	70,897

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	31,689	356,818
Diamond Hill Investment Group, Inc.	106	7,842
Duff & Phelps Corp., Class A	402	5,829
Evercore Partners, Inc., Class A	234	6,229
Stifel Financial Corp.†	203	6,506

		383,224

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	1,067	6,338
Deutsche Boerse AG ADR	61,400	337,700
Higher One Holdings, Inc.†	292	5,384
IntercontinentalExchange, Inc.†	289	34,839
MarketAxess Holdings, Inc.	276	8,310
NYSE Euronext	20,026	522,679

		915,250

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	179	5,989

Food-Canned — 0.0%
TreeHouse Foods, Inc.†	168	10,984

Food-Dairy Products — 0.0%
Dean Foods Co.†	1,625	18,200

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food-Misc. — 1.5%
B&G Foods, Inc.	5,890	$141,772
Campbell Soup Co.	1,475	49,029
Danone ADR	38,300	484,112
Diamond Foods, Inc.	214	6,906
General Mills, Inc.	16,773	677,797
J&J Snack Foods Corp.	164	8,738
Kellogg Co.	5,079	256,845
Kraft Foods, Inc., Class A	20,490	765,507
Lancaster Colony Corp.	154	10,678
Nestle SA ADR	7,700	444,367
Ralcorp Holdings, Inc.†	754	64,467
Sara Lee Corp.	2,062	39,013
Unilever NV	11,000	378,070

		3,327,301

Food-Retail — 0.5%
Dairy Farm International Holdings, Ltd. ADR	4,900	226,380
Fresh Market, Inc.†	204	8,140
Kroger Co.	11,132	269,617
Ruddick Corp.	193	8,230
Tesco PLC ADR	24,900	469,116
Whole Foods Market, Inc.	499	34,720

		1,016,203

Food-Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	234	6,009
Sysco Corp.	1,975	57,927
United Natural Foods, Inc.†	414	16,564

		80,500

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	690	10,191
Steven Madden, Ltd.†	311	10,730
Wolverine World Wide, Inc.	388	13,828

		34,749

Forestry — 0.0%
Deltic Timber Corp.	108	6,522

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	519	11,584

Gambling (Non-Hotel) — 0.2%
OPAP SA ADR	80,500	344,540

Gas-Distribution — 0.6%
Just Energy Group, Inc.	8,754	98,475
Northwest Natural Gas Co.	400	19,172
Sempra Energy	22,610	1,243,550
Vectren Corp.	2,566	77,570

		1,438,767

Gold Mining — 0.0%
Gold Resource Corp.	286	6,078

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	349	22,242

Health Care Cost Containment — 0.0%
ExamWorks Group, Inc.†	392	3,716

Heart Monitors — 0.0%
HeartWare International, Inc.†	102	7,038

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,694	43,508

Security Description	Shares	Value (Note 2)

Home Furnishings — 0.0%
Select Comfort Corp.†	401	$8,698
Tempur-Pedic International, Inc.†	396	20,802

		29,500

Hotels/Motels — 0.1%
Red Lion Hotels Corp.†	16,767	116,195
Starwood Hotels & Resorts Worldwide, Inc.	767	36,793

		152,988

Housewares — 0.0%
Libbey, Inc.†	389	4,956

Human Resources — 0.1%
Insperity, Inc.	281	7,123
Kenexa Corp.†	247	6,595
Kforce, Inc.†	429	5,290
Resources Connection, Inc.	1,781	18,861
Robert Half International, Inc.	4,150	118,109
TrueBlue, Inc.†	6,223	86,375

		242,353

Import/Export — 0.1%
Mitsui & Co., Ltd. ADR	900	278,550

Industrial Automated/Robotic — 0.0%
Cognex Corp.	289	10,343
iRobot Corp.†	213	6,358
Rockwell Automation, Inc.	593	43,509

		60,210

Industrial Gases — 0.0%
Praxair, Inc.	822	87,872

Instruments-Controls — 0.2%
Honeywell International, Inc.	7,789	423,332
Woodward, Inc.	497	20,342

		443,674

Instruments-Scientific — 0.2%
FEI Co.†	4,983	203,207
Thermo Fisher Scientific, Inc.†	2,750	123,667
Waters Corp.†	1,940	143,657

		470,531

Insurance-Life/Health — 0.1%
Protective Life Corp.	1,126	25,403
StanCorp Financial Group, Inc.	4,502	165,448

		190,851

Insurance-Multi-line — 1.2%
ACE, Ltd.	17,780	1,246,734
Allianz SE ADR	53,585	507,450
Allstate Corp.	14,785	405,257
MetLife, Inc.	13,414	418,248
United Fire & Casualty Co.	1,380	27,848
XL Group PLC	5,675	112,195

		2,717,732

Insurance-Property/Casualty — 1.3%
Catlin Group, Ltd. ADR	35,400	432,942
Chubb Corp.	8,389	580,687
Fidelity National Financial, Inc., Class A	52,439	835,353
HCC Insurance Holdings, Inc.	16,218	445,995
OneBeacon Insurance Group, Ltd.	4,688	72,148
QBE Insurance Group, Ltd. ADR	32,300	427,975

		2,795,100

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Reinsurance — 0.5%
Alterra Capital Holdings, Ltd.	6,948	$164,181
PartnerRe, Ltd.	1,517	97,407
Swiss Re AG ADR†	9,400	475,170
Validus Holdings, Ltd.	14,519	457,348

		1,194,106

Internet Application Software — 0.0%
DealerTrack Holdings, Inc.†	307	8,369
IntraLinks Holdings, Inc.†	479	2,989
VirnetX Holding Corp.†	343	8,565
Vocus, Inc.†	226	4,992

		24,915

Internet Connectivity Services — 0.0%
AboveNet, Inc.†	197	12,807
Cogent Communications Group, Inc.†	458	7,736
Internap Network Services Corp.†	916	5,441

		25,984

Internet Content-Information/News — 0.0%
Dice Holdings, Inc.†	542	4,493

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	293	31,093

Internet Security — 0.0%
Blue Coat Systems, Inc.†	176	4,479
Sourcefire, Inc.†	236	7,642
Symantec Corp.†	2,748	43,006
Zix Corp.†	1,401	3,951

		59,078

Internet Telephone — 0.0%
BroadSoft, Inc.†	187	5,647

Intimate Apparel — 0.0%
Warnaco Group, Inc.†	286	14,311

Investment Companies — 0.0%
Apollo Investment Corp.	9,127	58,778

Investment Management/Advisor Services — 1.2%
AllianceBernstein Holding LP	29,474	385,520
Ameriprise Financial, Inc.	2,075	103,003
BlackRock, Inc.	4,537	808,675
Epoch Holding Corp.	178	3,957
Federated Investors, Inc., Class B	19,283	292,137
Financial Engines, Inc.†	357	7,972
Franklin Resources, Inc.	4,888	469,541
GAMCO Investors, Inc., Class A	123	5,349
Man Group PLC ADR	190,300	367,279
T. Rowe Price Group, Inc.	4,025	229,224
Virtus Investment Partners, Inc.†	66	5,017

		2,677,674

Lasers-System/Components — 0.0%
Coherent, Inc.†	162	8,468
Electro Scientific Industries, Inc.†	1,694	24,529
II-VI, Inc.†	466	8,556

		41,553

Leisure Products — 0.2%
Brunswick Corp.	737	13,310
Sega Sammy Holdings, Inc. ADR	87,300	475,785

		489,095

Security Description	Shares	Value (Note 2)

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	343	$18,179
Universal Display Corp.†	302	11,080

		29,259

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	8,968	350,828

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,143	194,156
Joy Global, Inc.	409	30,663

		224,819

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	212	9,235

Machinery-Farming — 0.5%
AGCO Corp.†	950	40,821
Deere & Co.	14,725	1,138,979
Lindsay Corp.	137	7,520

		1,187,320

Machinery-General Industrial — 0.1%
Altra Holdings, Inc.†	334	6,289
Applied Industrial Technologies, Inc.	2,591	91,126
Chart Industries, Inc.†	239	12,923
Flow International Corp.†	1,255	4,393
IDEX Corp.	3,240	120,236
Middleby Corp.†	155	14,576
Tennant Co.	192	7,463

		257,006

Machinery-Material Handling — 0.1%
Cascade Corp.	2,836	133,774

Machinery-Pumps — 0.0%
Flowserve Corp.	315	31,286

Medical Information Systems — 0.1%
athenahealth, Inc.†	272	13,361
Cerner Corp.†	496	30,380
Computer Programs & Systems, Inc.	1,237	63,223
Medidata Solutions, Inc.†	241	5,242
Quality Systems, Inc.	295	10,912

		123,118

Medical Instruments — 0.6%
Abaxis, Inc.†	233	6,447
Arthrocare Corp.†	256	8,110
Conceptus, Inc.†	445	5,625
DexCom, Inc.†	656	6,107
Edwards Lifesciences Corp.†	3,200	226,240
Endologix, Inc.†	474	5,442
Integra LifeSciences Holdings Corp.†	211	6,505
Intuitive Surgical, Inc.†	110	50,931
Kensey Nash Corp.†	237	4,548
MAKO Surgical Corp.†	253	6,378
Medtronic, Inc.	19,559	748,132
NuVasive, Inc.†	414	5,212
Spectranetics Corp.†	631	4,556
St. Jude Medical, Inc.	1,245	42,704
Techne Corp.	1,455	99,318
Vascular Solutions, Inc.†	539	5,999
Volcano Corp.†	422	10,039

		1,242,293

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	309	$5,027
Covance, Inc.†	2,600	118,872
Quest Diagnostics, Inc.	741	43,023

		166,922

Medical Products — 0.6%
ABIOMED, Inc.†	290	5,356
Accuray, Inc.†	1,003	4,243
Baxter International, Inc.	1,402	69,371
Becton, Dickinson and Co.	4,107	306,875
Covidien PLC	10,275	462,478
Cyberonics, Inc.†	242	8,107
Haemonetics Corp.†	195	11,938
Hospira, Inc.†	789	23,962
Luminex Corp.†	365	7,749
NxStage Medical, Inc.†	376	6,685
Orthofix International NV†	223	7,856
PSS World Medical, Inc.†	449	10,861
Stryker Corp.	1,099	54,631
Synovis Life Technologies, Inc.†	248	6,902
Teleflex, Inc.	4,051	248,286
Varian Medical Systems, Inc.†	2,775	186,286
Zoll Medical Corp.†	179	11,309

		1,432,895

Medical Sterilization Products — 0.0%
STERIS Corp.	459	13,687

Medical-Biomedical/Gene — 0.4%
Acorda Therapeutics, Inc.†	355	8,463
Alexion Pharmaceuticals, Inc.†	570	40,755
Alnylam Pharmaceuticals, Inc.†	601	4,898
Ariad Pharmaceuticals, Inc.†	1,054	12,912
Arqule, Inc.†	798	4,501
Biogen Idec, Inc.†	629	69,222
Celgene Corp.†	1,221	82,540
Cell Therapeutics, Inc.†	3,261	3,783
Chelsea Therapeutics International, Ltd.†	742	3,807
Cubist Pharmaceuticals, Inc.†	465	18,423
Dynavax Technologies Corp.†	1,344	4,462
Exelixis, Inc.†	1,213	5,744
Gilead Sciences, Inc.†	8,858	362,558
Halozyme Therapeutics, Inc.†	728	6,923
Immunogen, Inc.†	502	5,813
Incyte Corp., Ltd.†	743	11,152
Inhibitex, Inc.†	396	4,332
Life Technologies Corp.†	4,275	166,340
Ligand Pharmaceuticals, Inc., Class B†	351	4,166
Medicines Co.†	271	5,052
Micromet, Inc.†	611	4,393
Momenta Pharmaceuticals, Inc.†	420	7,304
NPS Pharmaceuticals, Inc.†	910	5,997
PDL BioPharma, Inc.	1,092	6,770
Seattle Genetics, Inc.†	771	12,887
Spectrum Pharmaceuticals, Inc.†	454	6,642
Vertex Pharmaceuticals, Inc.†	718	23,845
Vical, Inc.†	847	3,735
ZIOPHARM Oncology, Inc.†	793	3,497

		900,916

Medical-Drugs — 4.5%
Abbott Laboratories	32,322	1,817,466
Achillion Pharmaceuticals, Inc.†	581	4,427

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Akorn, Inc.†	498	$5,538
Alkermes PLC†	798	13,853
Allergan, Inc.	7,487	656,909
Auxilium Pharmaceuticals, Inc.†	421	8,391
Bristol-Myers Squibb Co.	40,618	1,431,378
Forest Laboratories, Inc.†	2,933	88,753
GlaxoSmithKline PLC ADR	18,088	825,355
Ironwood Pharmaceuticals, Inc.†	492	5,889
Jazz Pharmaceuticals, Inc.	177	6,838
Johnson & Johnson	15,677	1,028,098
Keryx Biopharmaceuticals, Inc.†	1,329	3,362
MAP Pharmaceuticals, Inc.†	280	3,688
Medicis Pharmaceutical Corp., Class A	3,616	120,232
Medivation, Inc.†	249	11,481
Merck & Co., Inc.	29,610	1,116,297
Novartis AG ADR	19,226	1,099,150
Opko Health, Inc.†	961	4,709
Optimer Pharmaceuticals, Inc.†	455	5,569
Pfizer, Inc.	47,793	1,034,241
Pharmasset, Inc.†	207	26,537
Raptor Pharmaceutical Corp.†	684	4,282
Rigel Pharmaceuticals, Inc.†	600	4,734
Roche Holding AG ADR	15,113	643,058
Salix Pharmaceuticals, Ltd.†	453	21,676
Santarus, Inc.†	1,887	6,246
Targacept, Inc.†	395	2,200
Vivus, Inc.†	762	7,430

		10,007,787

Medical-Generic Drugs — 0.5%
Impax Laboratories, Inc.†	497	10,025
Mylan, Inc.†	1,559	33,456
Par Pharmaceutical Cos., Inc.†	220	7,201
Perrigo Co.	318	30,941
Teva Pharmaceutical Industries, Ltd. ADR	21,229	856,803
Watson Pharmaceuticals, Inc.†	1,563	94,311

		1,032,737

Medical-HMO — 0.1%
Centene Corp.†	245	9,700
Health Net, Inc.†	1,650	50,193
Healthspring, Inc.†	272	14,835
Metropolitan Health Networks, Inc.†	575	4,295
WellCare Health Plans, Inc.†	327	17,167

		96,190

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	5,400	209,844

Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.†	96	8,107

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	996	37,041
McKesson Corp.	6,015	468,629

		505,670

Metal Processors & Fabrication — 0.2%
Dynamic Materials Corp.	280	5,538
Haynes International, Inc.	110	6,006
Precision Castparts Corp.	1,953	321,835
RBC Bearings, Inc.†	180	7,506
Sun Hydraulics Corp.	229	5,365
Worthington Industries, Inc.	357	5,848

		352,098

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	9,416	$346,415

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	501	31,237

Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	1,850	96,514
John Bean Technologies Corp.	451	6,932
Trimas Corp.†	303	5,439

		108,885

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,218	125,084

MRI/Medical Diagnostic Imaging — 0.0%
CML HealthCare, Inc.	8,821	83,643

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	411	19,962

Multimedia — 0.4%
McGraw-Hill Cos., Inc.	913	41,058
Viacom, Inc., Class B	1,331	60,441
Walt Disney Co.	22,295	836,062

		937,561

Networking Products — 0.2%
Anixter International, Inc.†	122	7,276
Cisco Systems, Inc.	12,025	217,412
Ixia†	420	4,414
LogMeIn, Inc.†	171	6,592
Netgear, Inc.†	300	10,071
Polycom, Inc.†	5,833	95,078

		340,843

Non-Ferrous Metals — 0.2%
Cameco Corp.	27,200	490,960
Globe Specialty Metals, Inc.	594	7,954
Uranium Energy Corp.†	1,270	3,886

		502,800

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	871	5,574
Republic Services, Inc.	7,745	213,375
Waste Connections, Inc.	5,579	184,888

		403,837

Office Automation & Equipment — 0.2%
Canon, Inc. ADR	8,500	374,340

Office Furnishings-Original — 0.0%
Herman Miller, Inc.	493	9,096
HNI Corp.	390	10,179
Interface, Inc., Class A	544	6,278
Knoll, Inc.	495	7,350

		32,903

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	952	52,608
Ensco PLC ADR	12,300	577,116
Nabors Industries, Ltd.†	10,554	183,006

		812,730

Oil Companies-Exploration & Production — 1.9%
Abraxas Petroleum Corp.†	1,167	3,851
Apache Corp.	6,695	606,433
Apco Oil & Gas International, Inc.	96	7,845

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Approach Resources, Inc.†	146	$4,294
ATP Oil & Gas Corp.†	551	4,055
Berry Petroleum Co., Class A	2,055	86,351
Cabot Oil & Gas Corp.	376	28,538
Canadian Natural Resources, Ltd.	14,800	553,076
Carrizo Oil & Gas, Inc.†	341	8,985
Cimarex Energy Co.	2,500	154,750
Clayton Williams Energy, Inc.†	58	4,401
CNOOC, Ltd. ADR	650	113,542
Concho Resources, Inc.†	424	39,750
Contango Oil & Gas Co.†	110	6,400
Denbury Resources, Inc.†	1,739	26,259
Devon Energy Corp.	5,761	357,182
Encana Corp.	19,230	356,332
Energen Corp.	3,400	170,000
Energy XXI Bermuda, Ltd.†	616	19,638
EOG Resources, Inc.	720	70,927
FX Energy, Inc.†	811	3,893
Goodrich Petroleum Corp.†	323	4,435
Gulfport Energy Corp.†	340	10,013
Hyperdynamics Corp.†	1,688	4,136
Kodiak Oil & Gas Corp.†	1,660	15,770
Magnum Hunter Resources Corp.†	1,133	6,107
McMoRan Exploration Co.†	798	11,611
Northern Oil and Gas, Inc.†	504	12,086
Oasis Petroleum, Inc.†	453	13,178
Occidental Petroleum Corp.	8,246	772,650
Pengrowth Energy Corp.	2,407	25,423
Penn West Petroleum, Ltd.	22,548	446,451
Pioneer Natural Resources Co.	413	36,955
Range Resources Corp.	560	34,686
Rex Energy Corp.†	308	4,546
Rosetta Resources, Inc.†	414	18,009
Southwestern Energy Co.†	1,149	36,699
Stone Energy Corp.†	408	10,763
Ultra Petroleum Corp.†	917	27,171
Vermilion Energy, Inc.	2,111	94,013
W&T Offshore, Inc.	318	6,745
Whiting Petroleum Corp.†	610	28,481
Zargon Oil & Gas, Ltd.	3,514	47,014

		4,293,444

Oil Companies-Integrated — 3.1%
Chevron Corp.	19,657	2,091,505
Exxon Mobil Corp.	25,254	2,140,529
Marathon Oil Corp.	16,849	493,170
Marathon Petroleum Corp.	16,477	548,519
Royal Dutch Shell PLC ADR, Class A	5,900	431,231
Royal Dutch Shell PLC ADR, Class B	3,400	258,434
Total SA ADR	20,045	1,024,500

		6,987,888

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	751	36,942
Complete Production Services, Inc.†	628	21,076
Dril-Quip, Inc.†	279	18,364
Flotek Industries, Inc.†	528	5,259
FMC Technologies, Inc.†	910	47,529
Lufkin Industries, Inc.	246	16,558
Natural Gas Services Group, Inc.†	5,292	76,522

		222,250

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	711	$6,178
CVR Energy, Inc.†	688	12,886
HollyFrontier Corp.	11,902	278,507
Western Refining, Inc.	413	5,489

		303,060

Oil-Field Services — 0.2%
Baker Hughes, Inc.	701	34,097
Basic Energy Services, Inc.†	273	5,378
Halliburton Co.	2,427	83,756
Key Energy Services, Inc.†	932	14,418
Pioneer Drilling Co.†	557	5,392
Schlumberger, Ltd.	5,195	354,870
Tesco Corp.†	386	4,879

		502,790

Optical Supplies — 0.0%
STAAR Surgical Co.†	364	3,818

Paper & Related Products — 0.0%
Kimberly-Clark de Mexico SAB de CV ADR	3,160	83,835

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	411	7,739
Masimo Corp.†	451	8,427

		16,166

Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,355	60,555
Medco Health Solutions, Inc.†	1,135	63,446

		124,001

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	334	6,573

Physicians Practice Management — 0.0%
IPC The Hospitalist Co., Inc.†	160	7,315

Pipelines — 0.6%
Atlas Pipeline Partners LP	2,996	111,302
Crosstex Energy, Inc.	375	4,740
El Paso Corp.	1,962	52,130
Enterprise Products Partners LP	15,443	716,246
Kinder Morgan Energy Partners LP	5,580	474,021
ONEOK, Inc.	694	60,163

		1,418,602

Platinum — 0.0%
Stillwater Mining Co.†	878	9,184

Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	4,307	4,996
Hubbell, Inc., Class B	1,564	104,569

		109,565

Precious Metals — 0.0%
Paramount Gold and Silver Corp.†	1,914	4,096

Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	112	5,407
Deluxe Corp.	463	10,538
Valassis Communications, Inc.†	431	8,288

		24,233

Protection/Safety — 0.0%
Landauer, Inc.	1,357	69,886

Security Description	Shares	Value (Note 2)

Radio — 0.0%
Sirius XM Radio, Inc.†	14,452	$26,303

Real Estate Investment Trusts — 2.9%
Agree Realty Corp.	3,303	80,527
Alexander’s, Inc.	22	8,141
Alexandria Real Estate Equities, Inc.	6,234	429,959
American Assets Trust, Inc.	395	8,101
American Campus Communities, Inc.	257	10,784
American Capital Agency Corp.	15,587	437,683
American Tower Corp., Class A	1,065	63,911
Annaly Capital Management, Inc.	60,998	973,528
Boston Properties, Inc.	670	66,732
CapLease, Inc.	12,461	50,342
Capstead Mortgage Corp.	10,249	127,498
CBL & Associates Properties, Inc.	464	7,285
Chimera Investment Corp.	26,176	65,702
Colony Financial, Inc.	4,689	73,664
Digital Realty Trust, Inc.	24,150	1,610,080
EastGroup Properties, Inc.	691	30,045
Equity Lifestyle Properties, Inc.	186	12,404
Essex Property Trust, Inc.	1,296	182,101
FelCor Lodging Trust, Inc.†	1,545	4,712
Gladstone Commercial Corp.	594	10,425
Glimcher Realty Trust	1,021	9,393
Hatteras Financial Corp.	3,417	90,106
HCP, Inc.	13,846	573,640
Health Care REIT, Inc.	4,042	220,410
Highwoods Properties, Inc.	508	15,072
Home Properties, Inc.	395	22,740
Kilroy Realty Corp.	299	11,383
Medical Properties Trust, Inc.	6,205	61,243
Mid-America Apartment Communities, Inc.	316	19,766
Newcastle Investment Corp.	1,220	5,673
Omega Healthcare Investors, Inc.	5,328	103,097
Plum Creek Timber Co., Inc.	2,425	88,658
Rayonier, Inc.	1,611	71,899
Sabra Healthcare REIT, Inc.	1,750	21,158
Simon Property Group, Inc.	724	93,353
Tanger Factory Outlet Centers	9,815	287,776
Ventas, Inc.	1,713	94,438
Weyerhaeuser Co.	19,275	359,864

		6,403,293

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	1,424	21,673
HFF, Inc., Class A†	399	4,122

		25,795

Real Estate Operations & Development — 0.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes ADR	37,200	290,532
Gafisa SA ADR	68,900	316,940

		607,472

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	319	14,913

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	9,102	242,841
Avis Budget Group, Inc.†	910	9,755
Dollar Thrifty Automotive Group, Inc.†	230	16,160
Hertz Global Holdings, Inc.†	17,179	201,338
McGrath RentCorp	2,292	66,445
United Rentals, Inc.†	162	4,787

		541,326

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	339	$5,831
PAREXEL International Corp.†	473	9,810

		15,641

Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp.	321	13,238
Vail Resorts, Inc.	255	10,802

		24,040

Respiratory Products — 0.0%
ResMed, Inc.†	2,180	55,372

Retail-Apparel/Shoe — 0.1%
Aeropostale, Inc.†	680	10,370
ANN, Inc.†	437	10,829
Ascena Retail Group, Inc.†	511	15,187
Buckle, Inc.	211	8,624
Cato Corp., Class A	295	7,139
Destination Maternity Corp.	278	4,648
Express, Inc.†	431	8,594
Guess?, Inc.	2,888	86,120
Jos. A. Bank Clothiers, Inc.†	226	11,020
Limited Brands, Inc.	860	34,701
Ross Stores, Inc.	384	18,251
Vera Bradley, Inc.†	164	5,289

		220,772

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc.†	489	39,096

Retail-Automobile — 0.1%
Copart, Inc.†	5,320	254,775

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	820	47,535

Retail-Building Products — 0.1%
Home Depot, Inc.	6,684	280,995

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,125	73,031

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	274	14,114

Retail-Discount — 1.2%
Costco Wholesale Corp.	12,679	1,056,414
Dollar Tree, Inc.†	461	38,314
HSN, Inc.	324	11,748
Wal-Mart Stores, Inc.	24,785	1,481,152

		2,587,628

Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,150	87,677
Walgreen Co.	2,253	74,484

		162,161

Retail-Jewelry — 0.1%
Tiffany & Co.	3,340	221,308

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	8,568	425,915
TJX Cos., Inc.	938	60,548

		486,463

Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	134	9,325

Security Description	Shares	Value (Note 2)

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	402	$10,601
First Cash Financial Services, Inc.†	272	9,544

		20,145

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	596	6,187

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	256	10,747

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP	2,112	100,552

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	727	35,877

Retail-Restaurants — 1.1%
AFC Enterprises, Inc.†	408	5,998
BJ’s Restaurants, Inc.†	200	9,064
Bravo Brio Restaurant Group, Inc.†	325	5,574
Buffalo Wild Wings, Inc.†	150	10,127
CEC Entertainment, Inc.	218	7,510
Cheesecake Factory, Inc.†	474	13,912
Chipotle Mexican Grill, Inc.†	206	69,574
Cracker Barrel Old Country Store, Inc.	195	9,830
DineEquity, Inc.†	152	6,416
Jack in the Box, Inc.†	3,675	76,807
Krispy Kreme Doughnuts, Inc.†	660	4,316
McDonald’s Corp.	14,081	1,412,747
PF Chang’s China Bistro, Inc.	246	7,604
Sonic Corp.†	903	6,077
Starbucks Corp.	14,896	685,365
Texas Roadhouse, Inc.	576	8,582
Yum! Brands, Inc.	2,863	168,946

		2,508,449

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	227	10,256
Zumiez, Inc.†	209	5,802

		16,058

Retail-Video Rentals — 0.0%
Coinstar, Inc.†	255	11,638

Retirement/Aged Care — 0.0%
Emeritus Corp.†	343	6,006

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	9,200	414,000
Cooper Tire & Rubber Co.	561	7,860
Goodyear Tire & Rubber Co.†	1,742	24,684

		446,544

Satellite Telecom — 0.0%
DigitalGlobe, Inc.†	405	6,930

Savings & Loans/Thrifts — 0.2%
Capitol Federal Financial, Inc.	5,570	64,278
Washington Federal, Inc.	33,296	465,811

		530,089

Schools — 0.0%
American Public Education, Inc.†	178	7,704
Apollo Group, Inc., Class A†	517	27,851
Capella Education Co.†	168	6,056
K12, Inc.†	244	4,377
Strayer Education, Inc.	104	10,108

		56,096

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Security Services — 0.2%
Secom Co., Ltd. ADR	32,600	$370,010

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	1,135	6,958

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	1,212	43,365
Cirrus Logic, Inc.†	562	8,908
Hittite Microwave Corp.†	253	12,493
Linear Technology Corp.	1,288	38,679
Maxim Integrated Products, Inc.	27,175	707,637
Micrel, Inc.	701	7,087
Power Integrations, Inc.	275	9,119
QUALCOMM, Inc.	7,269	397,614
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,268	468,220
TriQuint Semiconductor, Inc.†	1,529	7,446

		1,700,568

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	50,703	543,029
Novellus Systems, Inc.†	5,100	210,579
Tokyo Electron, Ltd. ADR	3,100	312,108
Ultratech, Inc.†	272	6,683
Veeco Instruments, Inc.†	261	5,429

		1,077,828

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	700	21,896

Silver Mining — 0.0%
Hecla Mining Co.	2,517	13,164

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC ADR	23,900	235,176

Steel Pipe & Tube — 0.0%
Furmanite Corp.†	762	4,808

Steel-Producers — 0.4%
ArcelorMittal	21,500	391,085
Reliance Steel & Aluminum Co.	4,400	214,236
Schnitzer Steel Industries, Inc., Class A	7,075	299,131

		904,452

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	594	28,393

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	11,975	155,436
Finisar Corp.†	720	12,056

		167,492

Telecom Services — 0.3%
BCE, Inc.	15,055	627,342
Cbeyond, Inc.†	670	5,367
Consolidated Communications Holdings, Inc.	5,259	100,184
Virgin Media, Inc.	1,206	25,784

		758,677

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	509	15,351
Harris Corp.	3,105	111,904
Juniper Networks, Inc.†	1,686	34,411
ShoreTel, Inc.†	746	4,760

		166,426

Security Description	Shares	Value (Note 2)

Telephone-Integrated — 0.7%
AT&T, Inc.	15,790	$477,490
CenturyLink, Inc.	6,189	230,231
General Communication, Inc., Class A†	624	6,109
Shenandoah Telecommunications Co.	465	4,873
Verizon Communications, Inc.	22,229	891,827
Windstream Corp.	2,596	30,477

		1,641,007

Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	11,151	126,341

Theaters — 0.0%
Cinemark Holdings, Inc.	637	11,778
National CineMedia, Inc.	545	6,758

		18,536

Therapeutics — 0.0%
Isis Pharmaceuticals, Inc.†	1,008	7,268
Onyx Pharmaceuticals, Inc.†	495	21,755
Pharmacyclics, Inc.†	398	5,898
Questcor Pharmaceuticals, Inc.†	403	16,757
Theravance, Inc.†	486	10,741

		62,419

Tobacco — 0.4%
Altria Group, Inc.	3,636	107,807
Imperial Tobacco Group PLC ADR	7,500	565,050
Philip Morris International, Inc.	3,639	285,589
Star Scientific, Inc.†	1,397	3,046

		961,492

Tools-Hand Held — 0.1%
Snap-on, Inc.	2,017	102,101

Toys — 1.0%
Hasbro, Inc.	21,651	690,450
Mattel, Inc.	52,750	1,464,340

		2,154,790

Transactional Software — 0.0%
ACI Worldwide, Inc.†	294	8,420
Bottomline Technologies, Inc.†	340	7,878
Synchronoss Technologies, Inc.†	242	7,311

		23,609

Transport-Equipment & Leasing — 0.2%
Fly Leasing, Ltd. ADR	5,205	65,167
Greenbrier Cos., Inc.†	6,098	148,059
TAL International Group, Inc.	3,739	107,646

		320,872

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,610	65,720
Tidewater, Inc.	2,300	113,390

		179,110

Transport-Rail — 0.6%
CSX Corp.	3,481	73,310
Genesee & Wyoming, Inc., Class A†	308	18,658
Norfolk Southern Corp.	6,771	493,335
Union Pacific Corp.	7,388	782,685

		1,367,988

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	641	44,729
Expeditors International of Washington, Inc.	12,329	504,996

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport-Services (continued)
Hub Group, Inc., Class A†	360	$11,675
United Parcel Service, Inc., Class B	10,411	761,981

		1,323,381

Transport-Truck — 0.1%
Con-way, Inc.	2,387	69,605
Forward Air Corp.	302	9,679
Knight Transportation, Inc.	618	9,665
Old Dominion Freight Line, Inc.†	390	15,807

		104,756

Travel Services — 0.0%
Ambassadors Group, Inc.	4,502	20,304
Interval Leisure Group, Inc.†	460	6,261

		26,565

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	137	7,379

Venture Capital — 0.1%
Hercules Technology Growth Capital, Inc.	10,448	98,629

Veterinary Diagnostics — 0.1%
Neogen Corp.†	214	6,557
VCA Antech, Inc.†	6,232	123,082

		129,639

Virtual Reality Products — 0.0%
RealD, Inc.†	442	3,510

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.	507	26,197
Vitamin Shoppe, Inc.†	208	8,295

		34,492

Water — 0.0%
California Water Service Group	5,100	93,126

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	3,409	8,795

Web Hosting/Design — 0.0%
NIC, Inc.	614	8,172

Web Portals/ISP — 0.4%
Google, Inc., Class A†	1,485	959,162

Wire & Cable Products — 0.0%
Belden, Inc.	349	11,615

Wireless Equipment — 0.0%
Aruba Networks, Inc.†	669	12,390
Crown Castle International Corp.†	1,054	47,219
InterDigital, Inc.	352	15,337
Viasat, Inc.†	117	5,396

		80,342

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,838	18,674

Total Common Stock (cost $129,188,073)		138,369,531

CONVERTIBLE PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust Series E 9.00% (cost $59,340)	2,117	56,587

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Emerging Markets Index Fund	9,000	$341,460
iShares Russell 3000 Index Fund	6,400	474,752

Total Exchange-Traded Funds (cost $796,319)		816,212

PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	1,666	39,967
CommonWealth REIT Series D 6.50%	2,560	51,943

Total Preferred Stock (cost $59,577)		91,910

ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.63% due 05/25/35	$539,618	471,179
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36	93,465	92,930
BCAP LLC Trust VRS Series 2010-RR6, Class 2215 5.04% due 06/26/36*(2)	311,000	256,675
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(3)	25,986	26,400
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 5A6 4.00% due 11/25/36*(2)	255,368	261,818
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/37*(2)	260,595	263,801
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36*(2)	409,229	398,940
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 6A6 4.50% due 12/25/36*(2)	201,736	207,542
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.64% due 10/25/35*(2)	88,949	84,473
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.55% due 01/15/46(3)	300,000	297,507
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.94% due 12/25/34	76,459	74,445
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/19(2)	23,527	23,905
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-13, Class 2A1 5.00% due 08/25/34(2)	24,076	24,061

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.25% due 05/25/34(2)	$28,494	$25,021
Credit Suisse Mtg. Capital Certs. Series 2010-18R, Class 3A1 4.00% due 03/26/37*(2)	313,233	317,801
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37*(2)	246,487	244,454
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/47*(2)	291,028	311,271
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.56% due 10/25/35	168,020	159,937
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36*(2)	400,000	416,340
Jefferies & Co., Inc. VRS Series 2009-R2, Class 2A 5.97% due 12/26/37*(2)	208,429	208,311
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2011-C5, Class A3 4.17% due 08/15/46(3)	400,000	428,323
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB17, Class AM 5.46% due 12/12/43(3)	179,000	175,560
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class AM 5.50% due 01/12/43(3)	200,000	198,522
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.73% due 08/25/34(2)	86,941	83,835
MASTR Alternative Loans Trust Series 2004-10, Class 3A1 5.00% due 09/25/19(2)	189,665	192,067
Merrill Lynch First Franklin Mtg. Loan Trust FRS Series 2007-5, Class 2A1 0.99% due 10/25/37	18,790	18,514
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 5A2 2.26% due 06/25/36(2)	156,275	139,890
Morgan Stanley Re-Remic Trust Series 2009-R3, Class 1A 5.50% due 10/26/35*(2)	222,610	234,772
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.77% due 07/25/35	200,000	169,980
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/18(2)	179,685	182,883
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/32	103,402	102,283

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C22, Class AM 5.49% due 12/15/44(3)	$289,000	$294,208
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.71% due 05/25/34	83,102	72,390
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(3)	300,000	333,414

Total Asset Backed Securities (cost $6,796,754)		6,793,452

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Senior Bonds 4.00% due 08/15/13	500,000	286,250

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	149,000	136,707

Total Convertible Bonds & Notes (cost $569,276)		422,957

U.S. CORPORATE BONDS & NOTES — 13.2%
Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	572,088

Banks-Super Regional — 0.7%
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/12(1)	250,000	245,000
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	258,375
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	779,989
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(1)	250,000	267,813

		1,551,177

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	568,708

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/18	750,000	712,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	285,000

		997,500

Casino Services — 0.5%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	241,250

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Services (continued)
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	$750,000	$785,625

		1,026,875

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	250,000	282,705

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15(10)	250,000	195,000

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	251,126

Diversified Banking Institutions — 1.3%
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(1)	1,000,000	897,500
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,167,855
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	250,000	260,241
Morgan Stanley Senior Notes 6.00% due 05/13/14	250,000	252,429
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	460,312

		3,038,337

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	250,000	254,750
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	500,000	534,476

		789,226

Electric-Generation — 0.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	500,000	312,500

Electric-Integrated — 1.0%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	518,855
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	640,489
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/35	500,000	576,674
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/21	500,000	507,050

		2,243,068

Security Description	Principal Amount	Value (Note 2)

Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	$250,000	$221,250
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	250,000	220,000
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	250,000	253,750

		695,000

Food-Misc. — 0.2%
Corn Products International, Inc. Senior Notes 4.63% due 11/01/20	500,000	531,700

Independent Power Producers — 0.6%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	750,000	761,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	250,000	250,000
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	253,750

		1,265,000

Insurance-Mutual — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	259,272

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/17	500,000	530,011

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	500,000	504,557
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	500,000	529,346

		1,033,903

Medical-HMO — 0.2%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	500,000	520,000

MRI/Medical Diagnostic Imaging — 0.3%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16	1,000,000	697,500

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	500,000	566,944

Oil Companies-Exploration & Production — 0.2%
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/18	500,000	522,500

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	$250,000	$256,250

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/18	500,000	496,250

Pipelines — 1.0%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,000,000	1,230,000
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	634,349
Plains All American Pipeline LP/ PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/15	250,000	264,734

		2,129,083

Real Estate Investment Trusts — 1.7%
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20	500,000	524,817
ERP Operating LP Senior Notes 5.50% due 10/01/12	150,000	153,809
HCP, Inc. Senior Notes 6.00% due 03/01/15	750,000	802,594
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/21	500,000	505,496
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	258,172
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/13	1,000,000	1,046,041
Simon Property Group LP Senior Notes 4.13% due 12/01/21	500,000	523,618

		3,814,547

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*	500,000	512,822

Retail-Automobile — 0.1%
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	263,125

Retail-Regional Department Stores — 0.4%
Neiman-Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/15	750,000	779,070

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13†(4)	125,000	13

Security Description	Principal Amount	Value (Note 2)

Special Purpose Entities — 0.4%
FUEL Trust Sec. Notes 3.98% due 12/15/22*	$750,000	$749,899
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*	77,808	78,652

		828,551

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	310,806

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/21	500,000	531,445

Telecom Services — 0.2%
Qwest Corp. Senior Notes 6.75% due 12/01/21	500,000	545,000

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	250,000	260,555
Verizon New Jersey, Inc. Senior Notes 5.88% due 01/17/12	188,000	188,309

		448,864

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	260,295

Total U.S. Corporate Bonds & Notes (cost $28,860,659)		29,626,261

FOREIGN CORPORATE BONDS & NOTES — 2.9%
Banks-Commercial — 0.2%
Commonwealth Bank of Australia Senior Notes 2.13% due 03/17/14*	250,000	250,709
Westpac Banking Corp. Senior Notes 3.00% due 08/04/15	250,000	252,901

		503,610

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	250,000	243,646

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/18	1,000,000	1,047,500
Seven Seas Cruises S de RL LLC Senior Sec. Notes 9.13% due 05/15/19*	500,000	511,250

		1,558,750

Finance-Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	250,000	268,141

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/20	$500,000	$503,659

Medical-Drugs — 0.4%
Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	750,000	800,625

Metal-Diversified — 0.3%
Xstrata Canada Financial Corp. Company Guar. Notes 4.95% due 11/15/21*	500,000	510,812

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	555,361
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,035,816

		1,591,177

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.50% due 03/01/21	500,000	458,954

Total Foreign Corporate Bonds & Notes (cost $6,287,846)		6,439,374

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18 (cost $352,181)	390,722	457,145

U.S. GOVERNMENT AGENCIES — 13.6%
Federal Home Loan Mtg. Corp. — 5.4%
1.00% due 08/27/14	250,000	252,433
3.00% due January TBA	500,000	516,094
3.50% due 11/01/41	199,570	205,084
4.00% due 08/01/26	196,452	206,484
4.00% due 10/01/39	177,682	186,627
4.00% due 12/01/40	421,939	443,179
4.00% due 09/01/41	298,137	313,191
4.00% due 10/01/41	297,362	312,377
4.50% due 07/01/19	353,241	376,472
4.50% due 07/01/39	650,122	694,775
4.50% due 09/01/39	746,460	791,665
4.50% due 03/01/41	285,747	304,570
5.00% due 08/01/33	551,318	598,285
5.00% due 04/01/35	335,625	361,123
5.00% due 01/01/40	378,801	407,461
5.00% due 06/01/41	184,846	199,121
5.50% due 11/01/17	70,601	76,565
5.50% due 01/01/18	90,780	98,448
5.50% due 11/01/18	194,731	213,431
5.50% due 05/01/31	66,811	72,864
5.50% due 12/01/33	323,762	352,861
5.50% due 09/01/35	396,371	431,501
5.50% due 01/01/36	288,066	315,847
6.00% due 04/01/17	50,650	54,273
6.00% due 05/01/17	89,952	96,386
6.00% due 05/01/31	45,368	50,538
6.00% due 09/01/32	32,423	36,118

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
6.00% due 05/01/34	$337,113	$374,049
6.00% due 01/01/35	662,553	734,936
6.00% due 06/01/38	518,263	573,428
6.50% due 02/01/14	10,615	10,933
6.50% due 01/01/32	160,665	183,356
7.00% due 02/01/15	5,264	5,618
7.00% due 03/01/15	15,366	16,363
7.00% due 06/01/15	4,633	4,994
7.00% due 03/01/16	17,275	18,621
7.00% due 01/01/32	21,649	24,854
7.50% due 12/01/30	57,086	68,231
7.50% due 01/01/31	58,513	70,005
7.50% due 02/01/31	8,297	9,921
8.00% due 08/01/30	12,890	13,489
Federal Home Loan Mtg. Corp. REMIC
Series 3805, Class EG
3.50% due 06/15/40(2)	261,083	272,926
Series 3741, Class PI
4.00% due 02/15/35(2)(5)	591,149	66,267
Series 3754, Class MB
4.00% due 01/15/39(2)	300,000	317,063
Series 3924, Class LB
4.00% due 05/15/39(2)	200,000	213,231
Series 3879, Class NW
4.00% due 09/15/40(2)	185,504	196,212
Series 3837, Class JZ
4.00% due 04/15/41(2)	102,698	105,062
Series 3844, Class QE
4.50% due 12/15/40(2)	178,149	193,673
Series 3899, Class PB
4.50% due 07/15/41(2)	300,000	328,458
Series 2808, Class PG
5.50% due 04/15/33(2)	447,982	475,905
Series 3341, Class PA
6.00% due 09/15/29(2)	5,896	5,894

		12,251,262

Federal National Mtg. Assoc. — 6.0%
3.50% due 01/01/41	193,027	198,691
4.00% due 08/01/40	441,600	464,312
4.00% due 09/01/40	1,311,624	1,384,682
4.00% due 01/01/41	929,011	976,791
4.00% due 02/01/41	287,263	302,037
4.50% due 05/01/39	445,851	474,822
4.50% due 10/01/39	397,272	423,086
4.50% due 08/01/40	703,332	749,034
4.50% due 09/01/40	443,769	472,605
5.00% due 01/01/18	243,052	262,519
5.00% due 10/01/18	235,748	256,029
5.00% due 08/01/33	303,176	327,867
5.00% due 04/01/34	448,280	484,789
5.00% due 06/01/34	400,705	433,339
5.00% due 08/01/35	287,392	310,708
5.00% due 04/01/39	302,033	328,047
5.00% due 12/01/39	304,980	331,473
5.00% due 05/01/40	260,992	283,756
5.00% due 06/01/40	437,069	477,035
5.50% due 05/01/33	174,907	191,420
5.50% due 02/01/34	633,085	690,046
5.50% due 04/01/34	203,854	222,718
5.50% due 08/01/34	177,198	193,234
6.00% due 08/01/18	25,529	28,123
6.00% due 05/01/31	28,955	32,277
6.00% due 08/01/31	173,527	193,435

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 04/01/32	$80,110	$89,301
6.50% due 06/01/19	21,365	23,783
6.50% due 09/01/24	50,750	56,464
6.50% due 09/01/25	8,663	9,806
6.50% due 11/01/25	14,776	16,501
6.50% due 05/01/26	23,779	27,124
6.50% due 11/01/27	1,210	1,382
6.50% due 07/01/29	103,048	119,175
6.50% due 01/01/32	27,902	31,757
6.50% due 03/01/32	111,403	126,516
6.50% due 04/01/32	182,861	207,668
6.50% due 12/01/32	49,927	56,700
6.50% due 07/01/34	131,008	148,600
6.50% due 10/01/37	213,657	239,838
7.00% due 05/01/15	1,121	1,210
7.00% due 12/01/15	1,081	1,167
7.00% due 01/01/16	12,394	13,374
7.00% due 04/01/16	8,211	9,036
7.00% due 05/01/29	17,933	20,914
7.00% due 09/01/29	8,062	9,383
7.00% due 12/01/29	1,594	1,787
7.00% due 01/01/31	7,260	8,465
7.50% due 11/01/30	28,761	32,580
7.50% due 01/01/31	177,403	200,021
7.50% due 02/01/31	28,271	33,545
7.50% due 03/01/31	16,108	17,838
8.00% due 01/01/16	101,644	109,908
Federal National Mtg. Assoc. REMIC
Series 2010-151, Class PI
4.00% due 05/25/28(2)(5)	584,331	40,603
Series 2009-87, Class QC
4.00% due 08/25/37(2)	200,959	210,507
Series 2011-31, Class QA
4.00% due 04/25/41(2)	173,675	178,573
Series 2009-19, Class PW
4.50% due 10/25/36(2)	300,000	324,824
Series 2007-84, Class P
5.00% due 08/25/37(2)	227,829	251,506
Series 2002-16, Class TM
7.00% due 04/25/32(2)	279,370	324,591
Series 1993-248, Class SA FRS
7.39% due 08/25/23(2)(6)	59,081	61,730

		13,499,052

Government National Mtg. Assoc. — 2.2%
3.50% due January TBA	300,000	313,312
4.00% due 10/15/41	332,444	357,159
4.50% due 10/15/39	287,851	315,170
4.50% due 06/15/41	297,552	325,420
5.00% due 02/15/40	289,324	320,797
5.50% due 07/20/33	338,923	382,739
5.50% due 02/20/34	242,145	273,299
5.50% due 03/20/34	226,067	255,152
6.00% due 05/20/32	86,800	98,561
6.00% due 07/20/33	194,032	220,906
6.50% due 11/15/23	54,963	62,965
6.50% due 12/15/23	150,529	172,257
6.50% due 02/15/24	49,201	56,164
6.50% due 03/20/27	4,810	5,505
6.50% due 04/20/27	22,153	25,340
6.50% due 04/20/34	112,668	128,875
7.00% due 12/15/22	14,484	16,565

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
7.00% due 05/15/23	$4,018	$4,636
7.00% due 06/15/23	2,968	3,425
7.00% due 12/15/23	9,535	10,910
7.00% due 04/15/28	13,022	15,172
7.50% due 08/15/30	15,607	16,181
7.50% due 09/15/30	4,946	5,331
7.50% due 11/15/30	35,857	39,903
7.50% due 01/15/31	19,371	23,159
Government National Mtg. Assoc. REMIC
Series 2011-126, Class IO VRS
1.65% due 04/16/53(2)(5)	3,992,338	360,149
Series 2009-94, Class KB
3.00% due 09/16/39(2)	240,347	249,610
Series 2011-128, Class BI
4.00% due 09/16/26(2)(5)	1,919,860	270,813
Series 2011-28, Class V
4.00% due 02/20/34(2)	293,223	320,147
Series 2010-165, Class IP
4.00% due 04/20/38(2)(5)	943,035	129,139
Series 2002-70, Class PA
4.50% due 08/20/32(2)	36,154	38,366
Series 2010-107, Class IO
4.50% due 04/20/36(2)(5)	324,999	68,544

		4,885,671

Total U.S. Government Agencies (cost $29,156,971)		30,635,985

U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bonds — 0.6%
3.75% due 08/15/41	250,000	294,024
4.25% due 11/15/40	200,000	255,062
5.50% due 08/15/28	160,000	225,875
6.25% due 08/15/23	300,000	429,375

		1,204,336

United States Treasury Notes — 0.4%
1.75% due 10/31/18	400,000	411,688
1.88% due 02/28/14	130,000	134,428
2.63% due 11/15/20	250,000	269,140
4.25% due 11/15/13	150,000	161,098

		976,354

Total U.S. Government Treasuries (cost $2,075,726)		2,180,690

LOANS(8)(9) — 0.2%
Casino Hotels — 0.2%
CCM Merger, Inc. 7.00% due 03/01/17	239,995	238,395
Green Valley Ranch Resort 1st Lien 6.25% due 06/15/16	96,012	89,371
Green Valley Ranch Resort 2nd Lien 10.00% due 06/15/17	200,000	189,000

Total Loans (cost $534,046)		516,766

Total Long-Term Investment Securities (cost $204,736,768)		216,406,870

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/11, to be repurchased 01/03/12 in the amount of $8,798,010 and collateralized by $8,865,000 of United States Treasury Notes, bearing interest at 1.00% due 08/31/16 and having approximate value of $8,975,813 (cost $8,798,000)	$8,798,000	$8,798,000

TOTAL INVESTMENTS (cost $213,534,768)(7)	100.2%	225,204,870
Liabilities in excess of other assets	(0.2)	(531,939)

NET ASSETS	100.0%	$224,672,931

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $7,174,278 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Bond in default
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2011.
(7)	See Note 6 for cost of investments on a tax basis.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2011.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2011 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$138,369,531	$—	$—	$138,369,531
Convertible Preferred Stock	56,587	—	—	56,587
Exchange Traded Funds	816,212	—	—	816,212
Preferred Stock	91,910	—	—	91,910
Asset Backed Securities	—	6,793,452	—	6,793,452
Convertible Bonds & Notes	—	422,957	—	422,957
U.S. Corporate Bonds & Notes	—	29,626,261	—	29,626,261
Foreign Corporate Bonds & Notes	—	6,439,374	—	6,439,374
Foreign Government Agencies	—	457,145	—	457,145
U.S. Government Agencies	—	30,635,985	—	30,635,985
U.S. Government Treasuries	—	2,180,690	—	2,180,690
Loans	—	327,766	189,000	516,766
Repurchase Agreement	—	8,798,000	—	8,798,000

Total	$139,334,240	$85,681,630	$189,000	$225,204,870

33

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Loans
Balance as of 12/31/2010	$692,650	$0	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	858	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	18,148	—	—
Change in unrealized depreciation(1)	—	—	(10,000)
Net purchases	137	—	199,000
Net sales	(31,652)	(0)	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	(680,141)	—	—

Balance as of 12/31/2011	$—	$—	$189,000

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Loans
$—	$—	$(10,000)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

34

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	5.1%
Oil Companies-Exploration & Production	4.0
Computers	3.9
Medical-Drugs	3.7
Web Portals/ISP	3.3
Investment Management/Advisor Services	3.2
Retail-Apparel/Shoe	2.6
Insurance-Life/Health	2.5
Cosmetics & Toiletries	2.5
Diversified Banking Institutions	2.5
Networking Products	2.5
Applications Software	2.4
Beverages-Non-alcoholic	2.2
Distribution/Wholesale	2.1
Telephone-Integrated	2.1
Retail-Drug Store	2.1
Computers-Memory Devices	2.1
Semiconductor Components-Integrated Circuits	2.0
Tobacco	1.9
Machinery-Pumps	1.9
Repurchase Agreements	1.8
Medical Instruments	1.8
Oil & Gas Drilling	1.7
Aerospace/Defense	1.7
Enterprise Software/Service	1.7
Gold Mining	1.6
Oil Field Machinery & Equipment	1.6
Transport-Services	1.5
Retail-Restaurants	1.5
Schools	1.5
Medical-Generic Drugs	1.4
Medical-HMO	1.3
Television	1.3
Retail-Discount	1.2
Machinery-Construction & Mining	1.2
Telecom Equipment-Fiber Optics	1.2
Oil-Field Services	1.2
Diversified Manufacturing Operations	1.2
Computer Services	1.2
Agricultural Chemicals	1.0
Aerospace/Defense-Equipment	1.0
Coal	1.0
Financial Guarantee Insurance	1.0
Commercial Services-Finance	1.0
E-Commerce/Products	0.9
Banks-Super Regional	0.8
Medical-Wholesale Drug Distribution	0.8
Instruments-Controls	0.8
Retail-Major Department Stores	0.7
Human Resources	0.7
Retail-Auto Parts	0.7
Medical-Hospitals	0.7
Electric-Integrated	0.6
Instruments-Scientific	0.6
Medical-Biomedical/Gene	0.6
Machinery-Farming	0.5
Retail-Building Products	0.5
Containers-Metal/Glass	0.5
Cable/Satellite TV	0.4
Metal-Copper	0.4
Toys	0.4

Electronic Measurement Instruments	0.4%
Medical Products	0.3
Retail-Video Rentals	0.3
Steel-Specialty	0.3
Telecommunication Equipment	0.3
Engines-Internal Combustion	0.2
Metal-Iron	0.2
Metal Processors & Fabrication	0.2
Computers-Integrated Systems	0.1

100.1%

*	Calculated as a percentage of net assets

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.3%
Aerospace/Defense — 1.7%
Boeing Co.	1,545	$113,326
Raytheon Co.	300	14,514

		127,840

Aerospace/Defense-Equipment — 1.0%
BE Aerospace, Inc.†	2,000	77,420

Agricultural Chemicals — 1.0%
Agrium, Inc.	410	27,515
Potash Corp. of Saskatchewan, Inc.	1,210	49,949

		77,464

Applications Software — 2.4%
Microsoft Corp.	6,860	178,086

Banks-Super Regional — 0.8%
Wells Fargo & Co.	2,245	61,872

Beverages-Non-alcoholic — 2.2%
PepsiCo, Inc.	2,415	160,235

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	1,380	32,720

Coal — 1.0%
Alpha Natural Resources, Inc.†	2,700	55,161
Peabody Energy Corp.	650	21,521

		76,682

Commercial Services-Finance — 1.0%
Western Union Co.	3,915	71,488

Computer Services — 1.2%
Accenture PLC, Class A	500	26,615
International Business Machines Corp.	325	59,761

		86,376

Computers — 3.9%
Apple, Inc.†	725	293,625

Computers-Integrated Systems — 0.1%
Riverbed Technology, Inc.†	400	9,400

Computers-Memory Devices — 2.1%
EMC Corp.†	6,215	133,871
NetApp, Inc.†	600	21,762

		155,633

Containers-Metal/Glass — 0.5%
Owens-Illinois, Inc.†	1,800	34,884

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	2,755	183,786

Distribution/Wholesale — 2.1%
Arrow Electronics, Inc.†	1,500	56,115
WESCO International, Inc.†	1,960	103,900

		160,015

Diversified Banking Institutions — 2.5%
Citigroup, Inc.	1,585	41,701
Goldman Sachs Group, Inc.	540	48,832
JPMorgan Chase & Co.	2,795	92,934

		183,467

Diversified Manufacturing Operations — 1.2%
Dover Corp.	700	40,635
General Electric Co.	2,575	46,118

		86,753

E-Commerce/Products — 0.9%
eBay, Inc.†	2,100	63,693

Electric-Integrated — 0.6%
NextEra Energy, Inc.	765	46,573

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†	800	$27,944

Engines-Internal Combustion — 0.2%
Cummins, Inc.	200	17,604

Enterprise Software/Service — 1.7%
Oracle Corp.	4,975	127,609

Financial Guarantee Insurance — 1.0%
Assured Guaranty, Ltd.	5,800	76,212

Gold Mining — 1.6%
Barrick Gold Corp.	2,570	116,292

Human Resources — 0.7%
Manpower, Inc.	1,550	55,412

Instruments-Controls — 0.8%
Honeywell International, Inc.	1,045	56,796

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	1,020	45,869

Insurance-Life/Health — 2.5%
Aflac, Inc.	4,250	183,855

Investment Management/Advisor Services — 3.2%
Ameriprise Financial, Inc.	4,555	226,110
Waddell & Reed Financial, Inc., Class A	500	12,385

		238,495

Machinery-Construction & Mining — 1.2%
Joy Global, Inc.	1,220	91,463

Machinery-Farming — 0.5%
Deere & Co.	530	40,996

Machinery-Pumps — 1.9%
Flowserve Corp.	1,435	142,524

Medical Instruments — 1.8%
Medtronic, Inc.	1,450	55,463
St. Jude Medical, Inc.	2,215	75,974

		131,437

Medical Products — 0.3%
Covidien PLC	550	24,756

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	705	45,268

Medical-Drugs — 3.7%
AstraZeneca PLC ADR	1,200	55,548
Eli Lilly & Co.	3,970	164,993
Pfizer, Inc.	2,540	54,966

		275,507

Medical-Generic Drugs — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	2,545	102,716

Medical-HMO — 1.3%
UnitedHealth Group, Inc.	1,885	95,532

Medical-Hospitals — 0.7%
Universal Health Services, Inc., Class B	1,250	48,575

Medical-Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	1,475	59,900

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	90	14,831

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	800	29,432

Metal-Iron — 0.2%
Rio Tinto PLC ADR	325	15,899

Networking Products — 2.5%
Cisco Systems, Inc.	10,140	183,331

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil & Gas Drilling — 1.7%
Noble Corp.†	4,280	$129,342

Oil Companies-Exploration & Production — 4.0%
Apache Corp.	520	47,102
Newfield Exploration Co.†	300	11,319
Ultra Petroleum Corp.†	1,000	29,630
Whiting Petroleum Corp.†	4,435	207,070

		295,121

Oil Companies-Integrated — 5.1%
BP PLC ADR	2,260	96,592
Exxon Mobil Corp.	2,930	248,347
Petroleo Brasileiro SA ADR	1,300	32,305

		377,244

Oil Field Machinery & Equipment — 1.6%
National Oilwell Varco, Inc.	1,705	115,923

Oil-Field Services — 1.2%
Atwood Oceanics, Inc.†	1,150	45,758
Halliburton Co.	1,200	41,412

		87,170

Retail-Apparel/Shoe — 2.6%
Buckle, Inc.	1,250	51,088
Guess?, Inc.	3,750	111,825
Ross Stores, Inc.	580	27,567

		190,480

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	700	48,741

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	1,610	40,862

Retail-Discount — 1.2%
Wal-Mart Stores, Inc.	1,545	92,329

Retail-Drug Store — 2.1%
CVS Caremark Corp.	3,050	124,379
Walgreen Co.	1,050	34,713

		159,092

Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	1,115	55,427

Retail-Restaurants — 1.5%
McDonald’s Corp.	410	41,135
Starbucks Corp.	1,560	71,776

		112,911

Retail-Video Rentals — 0.3%
Coinstar, Inc.†	490	22,364

Schools — 1.5%
ITT Educational Services, Inc.†	1,940	110,367

Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	965	34,528
QUALCOMM, Inc.	2,110	115,417

		149,945

Steel-Specialty — 0.3%
Allegheny Technologies, Inc.	430	20,554

Telecom Equipment-Fiber Optics — 1.2%
Corning, Inc.	2,400	31,152
JDS Uniphase Corp.†	5,650	58,986

		90,138

Security Description	Shares/ Principal Amount	Value (Note 2)
Telecommunication Equipment — 0.3%
Juniper Networks, Inc.†	965	$19,696
Nortel Networks Corp.†	147	2

		19,698

Telephone-Integrated — 2.1%
AT&T, Inc.	5,275	159,516

Television — 1.3%
CBS Corp., Class B	3,470	94,176

Tobacco — 1.9%
Philip Morris International, Inc.	1,840	144,403

Toys — 0.4%
Mattel, Inc.	1,055	29,287

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	1,550	113,444

Web Portals/ISP — 3.3%
Google, Inc., Class A†	385	248,671

Total Long-Term Investment Securities (cost $7,071,314)		7,323,472

REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$45,000	45,000
BNP Paribas SA Joint Repurchase Agreement(1)	25,000	25,000
Deutsche Bank AG Joint Repurchase Agreement(1)	5,000	5,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	30,000	30,000
UBS Securities LLC Joint Repurchase Agreement(1)	30,000	30,000

Total Repurchase Agreements (cost $135,000)		135,000

TOTAL INVESTMENTS (cost $7,206,314)(2)	100.1%	7,458,472
Liabilities in excess of other assets	(0.1)	(9,339)

NET ASSETS	100.0%	$7,449,133

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

37

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Oil Companies-Integrated	$377,244	$—	$—	$377,244
Other Industries*	6,946,228	—	—	6,946,228
Repurchase Agreements	—	135,000	—	135,000

Total	$7,323,472	$135,000	$—	$7,458,472

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

38

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.0%
Computers	4.0
Investment Management/Advisor Services	3.8
Retail-Apparel/Shoe	3.6
Distribution/Wholesale	3.0
Oil Companies-Integrated	3.0
Repurchase Agreements	2.7
Medical-Drugs	2.6
Networking Products	2.6
Commercial Services-Finance	2.4
Diversified Banking Institutions	2.4
Insurance-Life/Health	2.4
Web Portals/ISP	2.2
Enterprise Software/Service	2.1
Machinery-Pumps	2.0
Tobacco	2.0
Oil Field Machinery & Equipment	2.0
Beverages-Non-alcoholic	1.9
Semiconductor Components-Integrated Circuits	1.9
Oil & Gas Drilling	1.8
Cosmetics & Toiletries	1.8
Medical Instruments	1.8
Computers-Memory Devices	1.7
Aerospace/Defense	1.7
Schools	1.6
Applications Software	1.6
Gold Mining	1.6
Transport-Services	1.5
Television	1.5
Telephone-Integrated	1.4
Retail-Restaurants	1.4
Medical-Generic Drugs	1.3
Financial Guarantee Insurance	1.3
Retail-Drug Store	1.2
Aerospace/Defense-Equipment	1.2
Medical-HMO	1.2
Machinery-Construction & Mining	1.2
Instruments-Scientific	1.2
Agricultural Chemicals	1.1
Retail-Auto Parts	1.1
Coal	1.1
Retail-Major Department Stores	1.0
Human Resources	1.0
Telecom Equipment-Fiber Optics	0.8
Banks-Super Regional	0.8
Instruments-Controls	0.8
E-Commerce/Products	0.8
Retail-Discount	0.8
Medical-Wholesale Drug Distribution	0.8
Medical-Hospitals	0.7
Oil-Field Services	0.7
Electronic Measurement Instruments	0.7
Wire & Cable Products	0.7
Electric-Integrated	0.7
Steel-Specialty	0.6
Computer Services	0.6
Medical-Biomedical/Gene	0.6
Diversified Manufacturing Operations	0.6
Containers-Metal/Glass	0.6
Chemicals-Diversified	0.6
Retail-Building Products	0.6

Cable/Satellite TV	0.4%
Metal-Copper	0.4
Toys	0.4
Medical Products	0.4
Metal Processors & Fabrication	0.3
Engines-Internal Combustion	0.3
Telecommunication Equipment	0.3
Retail-Video Rentals	0.3
Metal-Iron	0.2
Computers-Integrated Systems	0.1

100.5%

*	Calculated as a percentage of net assets

39

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.8%
Aerospace/Defense — 1.7%
Boeing Co.	68,365	$5,014,573
Raytheon Co.	13,951	674,949

		5,689,522

Aerospace/Defense-Equipment — 1.2%
BE Aerospace, Inc.†	109,200	4,227,132

Agricultural Chemicals — 1.1%
Agrium, Inc.	20,800	1,395,888
Potash Corp. of Saskatchewan, Inc.	55,040	2,272,051

		3,667,939

Applications Software — 1.6%
Microsoft Corp.	213,365	5,538,955

Banks-Super Regional — 0.8%
Wells Fargo & Co.	103,515	2,852,873

Beverages-Non-alcoholic — 1.9%
Cott Corp.†	178,800	1,119,288
PepsiCo, Inc.	81,975	5,439,041

		6,558,329

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	63,215	1,498,828

Chemicals-Diversified — 0.6%
Celanese Corp., Series A	46,700	2,067,409

Coal — 1.1%
Alpha Natural Resources, Inc.†	126,330	2,580,922
Peabody Energy Corp.	31,100	1,029,721

		3,610,643

Commercial Services-Finance — 2.4%
Global Payments, Inc.	63,100	2,989,678
Western Union Co.	287,175	5,243,815

		8,233,493

Computer Services — 0.6%
iGate Corp.†	138,400	2,177,032

Computers — 4.0%
Apple, Inc.†	33,920	13,737,600

Computers-Integrated Systems — 0.1%
Riverbed Technology, Inc.†	19,900	467,650

Computers-Memory Devices — 1.7%
EMC Corp.†	156,305	3,366,810
NetApp, Inc.†	70,700	2,564,289

		5,931,099

Containers-Metal/Glass — 0.6%
Owens-Illinois, Inc.†	106,700	2,067,846

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	92,280	6,155,999

Distribution/Wholesale — 3.0%
Arrow Electronics, Inc.†	77,900	2,914,239
WESCO International, Inc.†	139,800	7,410,798

		10,325,037

Diversified Banking Institutions — 2.4%
Citigroup, Inc.	71,835	1,889,979
Goldman Sachs Group, Inc.	25,715	2,325,407
JPMorgan Chase & Co.	116,495	3,873,459

		8,088,845

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 0.6%
General Electric Co.	117,410	$2,102,813

E-Commerce/Products — 0.8%
eBay, Inc.†	92,490	2,805,222

Electric-Integrated — 0.7%
NextEra Energy, Inc.	36,890	2,245,863

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	66,100	2,308,873

Engines-Internal Combustion — 0.3%
Cummins, Inc.	10,600	933,012

Enterprise Software/Service — 2.1%
BMC Software, Inc.†	30,800	1,009,624
JDA Software Group, Inc.†	67,800	2,196,042
Oracle Corp.	150,495	3,860,197

		7,065,863

Financial Guarantee Insurance — 1.3%
Assured Guaranty, Ltd.	331,283	4,353,059

Gold Mining — 1.6%
Barrick Gold Corp.	122,220	5,530,455

Human Resources — 1.0%
Manpower, Inc.	92,300	3,299,725

Instruments-Controls — 0.8%
Honeywell International, Inc.	51,755	2,812,884

Instruments-Scientific — 1.2%
Thermo Fisher Scientific, Inc.†	44,430	1,998,017
Waters Corp.†	27,400	2,028,970

		4,026,987

Insurance-Life/Health — 2.4%
Aflac, Inc.	186,250	8,057,175

Investment Management/Advisor Services — 3.8%
Ameriprise Financial, Inc.	207,995	10,324,872
Waddell & Reed Financial, Inc., Class A	101,300	2,509,201

		12,834,073

Machinery-Construction & Mining — 1.2%
Joy Global, Inc.	55,550	4,164,584

Machinery-Pumps — 2.0%
Flowserve Corp.	68,906	6,843,744

Medical Instruments — 1.8%
St. Jude Medical, Inc.	175,665	6,025,310

Medical Products — 0.4%
Covidien PLC	26,800	1,206,268

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	32,990	2,118,288

Medical-Drugs — 2.6%
Eli Lilly & Co.	151,860	6,311,301
Pfizer, Inc.	115,420	2,497,689

		8,808,990

Medical-Generic Drugs — 1.3%
Mylan, Inc.†	114,000	2,446,440
Teva Pharmaceutical Industries, Ltd. ADR	49,370	1,992,573

		4,439,013

Medical-HMO — 1.2%
Humana, Inc.	24,300	2,128,923

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc.	41,280	$2,092,070

		4,220,993

Medical-Hospitals — 0.7%
Universal Health Services, Inc., Class B	65,300	2,537,558

Medical-Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	66,790	2,712,342

Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	6,030	993,684

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	38,700	1,423,773

Metal-Iron — 0.2%
Rio Tinto PLC ADR	15,210	744,073

Networking Products — 2.6%
Cisco Systems, Inc.	480,360	8,684,909

Oil & Gas Drilling — 1.8%
Noble Corp.†	204,415	6,177,421

Oil Companies-Exploration & Production — 5.0%
Apache Corp.	49,375	4,472,388
Newfield Exploration Co.†	30,400	1,146,992
Ultra Petroleum Corp.†	55,100	1,632,613
Whiting Petroleum Corp.†	206,415	9,637,516

		16,889,509

Oil Companies-Integrated — 3.0%
BP PLC ADR	56,880	2,431,051
Exxon Mobil Corp.	73,030	6,190,023
Petroleo Brasileiro SA ADR	57,150	1,420,177

		10,041,251

Oil Field Machinery & Equipment — 2.0%
Cameron International Corp.†	47,900	2,356,201
National Oilwell Varco, Inc.	63,510	4,318,045

		6,674,246

Oil-Field Services — 0.7%
Atwood Oceanics, Inc.†	63,258	2,517,036

Retail-Apparel/Shoe — 3.6%
ANN, Inc.†	69,700	1,727,166
Buckle, Inc.	83,361	3,406,964
Chico’s FAS, Inc.	50,000	557,000
Guess?, Inc.	191,045	5,696,962
Ross Stores, Inc.	21,400	1,017,142

		12,405,234

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	52,500	3,655,575

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	74,220	1,883,704

Retail-Discount — 0.8%
Wal-Mart Stores, Inc.	45,800	2,737,008

Retail-Drug Store — 1.2%
CVS Caremark Corp.	103,800	4,232,964

Retail-Major Department Stores — 1.0%
Nordstrom, Inc.	66,875	3,324,356

Retail-Restaurants — 1.4%
Cracker Barrel Old Country Store, Inc.	27,400	1,381,234
Starbucks Corp.	74,220	3,414,862

		4,796,096

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Video Rentals — 0.3%
Coinstar, Inc.†	19,600	$894,544

Schools — 1.6%
ITT Educational Services, Inc.†	98,562	5,607,192

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	41,175	1,473,242
QUALCOMM, Inc.	90,415	4,945,700

		6,418,942

Steel-Specialty — 0.6%
Allegheny Technologies, Inc.	45,900	2,194,020

Telecom Equipment-Fiber Optics — 0.8%
JDS Uniphase Corp.†	273,300	2,853,252

Telecommunication Equipment — 0.3%
Juniper Networks, Inc.†	45,100	920,491

Telephone-Integrated — 1.4%
AT&T, Inc.	159,965	4,837,342

Television — 1.5%
CBS Corp., Class B	182,490	4,952,779

Tobacco — 2.0%
Philip Morris International, Inc.	86,095	6,756,736

Toys — 0.4%
Mattel, Inc.	49,805	1,382,587

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	70,700	5,174,533

Web Portals/ISP — 2.2%
Google, Inc., Class A†	11,475	7,411,702

Wire & Cable Products — 0.7%
Belden, Inc.	68,400	2,276,352

Total Long-Term Investment Securities (cost $335,768,132)		333,210,636

REPURCHASE AGREEMENTS — 2.7%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,585,000	2,585,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,880,000	1,880,000
Deutsche Bank AG Joint Repurchase Agreement(1)	615,000	615,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	2,085,000	2,085,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,075,000	2,075,000

Total Repurchase Agreements (cost $9,240,000)		9,240,000

TOTAL INVESTMENTS (cost $345,008,132)(2)	100.5%	342,450,636
Liabilities in excess of other assets	(0.5)	(1,662,581)

NET ASSETS	100.0%	$340,788,055

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Oil Companies-Exploration & Production	$16,889,509	$—	$—	$16,889,509
Other Industries*	316,321,127	—	—	316,321,127
Repurchase Agreements	—	9,240,000	—	9,240,000

Total	$333,210,636	$9,240,000	$—	$342,450,636

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

42

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited)

Industry Allocation*

Computers	7.5%
Oil Companies-Exploration & Production	6.0
E-Commerce/Products	5.5
Medical Instruments	3.9
Retail-Apparel/Shoe	3.9
Medical-Biomedical/Gene	3.6
Electronic Components-Semiconductors	3.1
Medical-HMO	3.0
Enterprise Software/Service	2.9
Web Portals/ISP	2.8
Internet Infrastructure Software	2.6
Computers-Memory Devices	2.6
Applications Software	2.5
Apparel Manufacturers	2.3
Auto/Truck Parts & Equipment-Original	2.3
Electronic Components-Misc.	2.0
Coal	1.9
Diagnostic Equipment	1.7
Retail-Restaurants	1.7
Pharmacy Services	1.7
E-Commerce/Services	1.6
Electronic Design Automation	1.6
Computers-Integrated Systems	1.5
Entertainment Software	1.4
Computer Services	1.4
Multimedia	1.4
X-Ray Equipment	1.3
Electronic Measurement Instruments	1.3
Vitamins & Nutrition Products	1.3
Diversified Banking Institutions	1.3
Radio	1.2
Medical-Drugs	1.2
Investment Management/Advisor Services	1.2
Commercial Services-Finance	1.1
Internet Content-Information/News	1.1
Leisure Products	1.1
Home Furnishings	1.1
Footwear & Related Apparel	1.1
Beverages-Wine/Spirits	1.1
Consumer Products-Misc.	1.1
Rental Auto/Equipment	1.0
Medical-Wholesale Drug Distribution	1.0
Semiconductor Components-Integrated Circuits	1.0
Auto-Heavy Duty Trucks	0.9
Diversified Manufacturing Operations	0.9
Casino Hotels	0.8
Investment Companies	0.8
Instruments-Scientific	0.7
Telecommunication Equipment	0.7
Commercial Services	0.7
Repurchase Agreements	0.5
Wireless Equipment	0.5
Lighting Products & Systems	0.5
Food-Misc.	0.3

99.2%

*	Calculated as a percentage of net assets

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.7%
Apparel Manufacturers — 2.3%
Coach, Inc.	203,350	$12,412,484
Hanesbrands, Inc.†	467,626	10,222,304

		22,634,788

Applications Software — 2.5%
Red Hat, Inc.†	235,510	9,724,208
Salesforce.com, Inc.†	147,430	14,958,248

		24,682,456

Auto-Heavy Duty Trucks — 0.9%
Navistar International Corp.†	246,040	9,319,995

Auto/Truck Parts & Equipment-Original — 2.3%
Johnson Controls, Inc.	372,300	11,638,098
WABCO Holdings, Inc.†	247,278	10,731,865

		22,369,963

Beverages-Wine/Spirits — 1.1%
Green Mountain Coffee Roasters, Inc.†	245,865	11,027,045

Casino Hotels — 0.8%
Las Vegas Sands Corp.†	176,500	7,541,845

Coal — 1.9%
Bumi PLC†	332,222	4,540,279
Consol Energy, Inc.	236,600	8,683,220
Peabody Energy Corp.	177,600	5,880,336

		19,103,835

Commercial Services — 0.7%
Weight Watchers International, Inc.	122,566	6,742,356

Commercial Services-Finance — 1.1%
Western Union Co.	619,300	11,308,418

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A†	218,610	14,058,809

Computers — 7.5%
Apple, Inc.†	182,500	73,912,500

Computers-Integrated Systems — 1.5%
MICROS Systems, Inc.†	125,500	5,845,790
Teradata Corp.†	191,700	9,299,367

		15,145,157

Computers-Memory Devices — 2.6%
EMC Corp.†	1,186,766	25,562,940

Consumer Products-Misc. — 1.1%
Jarden Corp.	354,000	10,577,520

Diagnostic Equipment — 1.7%
Gen-Probe, Inc.†	290,700	17,186,184

Diversified Banking Institutions — 1.3%
Goldman Sachs Group, Inc.	137,310	12,416,943

Diversified Manufacturing Operations — 0.9%
Ingersoll-Rand PLC	298,750	9,102,913

E-Commerce/Products — 5.5%
Amazon.com, Inc.†	153,420	26,557,002
eBay, Inc.†	693,990	21,048,716
Shutterfly, Inc.†	303,130	6,899,239

		54,504,957

E-Commerce/Services — 1.6%
priceline.com, Inc.†	34,688	16,223,924

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 2.0%
Gentex Corp.	318,500	$9,424,415
Jabil Circuit, Inc.	517,380	10,171,691

		19,596,106

Electronic Components-Semiconductors — 3.1%
Altera Corp.	222,260	8,245,846
Cavium, Inc.†	140,050	3,981,622
Skyworks Solutions, Inc.†	799,770	12,972,269
Xilinx, Inc.	172,000	5,514,320

		30,714,057

Electronic Design Automation — 1.6%
Cadence Design Systems, Inc.†	1,483,700	15,430,480

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.†	366,400	12,798,352

Enterprise Software/Service — 2.9%
Concur Technologies, Inc.†	257,800	13,093,662
MicroStrategy, Inc., Class A†	70,800	7,669,056
Oracle Corp.	326,200	8,367,030

		29,129,748

Entertainment Software — 1.4%
Activision Blizzard, Inc.	1,157,350	14,258,552

Food-Misc. — 0.3%
Diamond Foods, Inc.	100,850	3,254,430

Footwear & Related Apparel — 1.1%
Deckers Outdoor Corp.†	146,630	11,080,829

Home Furnishings — 1.1%
Tempur-Pedic International, Inc.†	211,121	11,090,186

Instruments-Scientific — 0.7%
Waters Corp.†	99,070	7,336,134

Internet Content-Information/News — 1.1%
LinkedIn Corp., Class A†	178,870	11,270,599

Internet Infrastructure Software — 2.6%
F5 Networks, Inc.†	113,690	12,064,783
TIBCO Software, Inc.†	571,520	13,665,043

		25,729,826

Investment Companies — 0.8%
Justice Holdings, Ltd.†	563,489	7,525,846

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	64,500	11,496,480

Leisure Products — 1.1%
Brunswick Corp.	616,089	11,126,567

Lighting Products & Systems — 0.5%
Universal Display Corp.†	130,120	4,774,103

Medical Instruments — 3.9%
Edwards Lifesciences Corp.†	259,900	18,374,930
Intuitive Surgical, Inc.†	43,550	20,164,085

		38,539,015

Medical-Biomedical/Gene — 3.6%
Amylin Pharmaceuticals, Inc.†	222,900	2,536,602
Biogen Idec, Inc.†	93,300	10,267,665
Celgene Corp.†	159,330	10,770,708
Gilead Sciences, Inc.†	281,900	11,538,167

		35,113,142

Medical-Drugs — 1.2%
Auxilium Pharmaceuticals, Inc.†	294,060	5,860,616

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs (continued)
Salix Pharmaceuticals, Ltd.†	129,300	$6,187,005

		12,047,621

Medical-HMO — 3.0%
Aetna, Inc.	249,580	10,529,780
UnitedHealth Group, Inc.	373,930	18,950,773

		29,480,553

Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	233,050	9,464,160

Multimedia — 1.4%
Walt Disney Co.	364,090	13,653,375

Oil Companies-Exploration & Production — 6.0%
Anadarko Petroleum Corp.	127,090	9,700,780
Apache Corp.	97,200	8,804,376
Chesapeake Energy Corp.	349,800	7,797,042
EOG Resources, Inc.	95,480	9,405,735
Genel Genergy PLC†	356,534	4,291,154
Newfield Exploration Co.†	245,350	9,257,055
Occidental Petroleum Corp.	109,080	10,220,796

		59,476,938

Pharmacy Services — 1.7%
SXC Health Solutions Corp.†	299,030	16,889,214

Radio — 1.2%
Sirius XM Radio, Inc.†	6,776,050	12,332,411

Rental Auto/Equipment — 1.0%
Localiza Rent a Car SA	724,300	9,940,801

Retail-Apparel/Shoe — 3.9%
Children’s Place Retail Stores, Inc.†	134,491	7,144,162
Express, Inc.†	598,258	11,929,264
Ross Stores, Inc.	305,166	14,504,540
Urban Outfitters, Inc.†	164,317	4,528,577

		38,106,543

Retail-Restaurants — 1.7%
Buffalo Wild Wings, Inc.†	23,900	1,613,489
Starbucks Corp.	334,590	15,394,486

		17,007,975

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits — 1.0%
Cypress Semiconductor Corp.†	556,830	$9,404,859

Telecommunication Equipment — 0.7%
Juniper Networks, Inc.†	345,550	7,052,676

Vitamins & Nutrition Products — 1.3%
GNC Holdings, Inc., Class A†	435,380	12,604,251

Web Portals/ISP — 2.8%
Google, Inc., Class A†	43,000	27,773,700

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	258,700	4,791,124

X-Ray Equipment — 1.3%
Hologic, Inc.†	735,620	12,880,706

Total Long-Term Investment Securities (cost $908,920,152)		976,593,907

REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$1,450,000	1,450,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,050,000	1,050,000
Deutsche Bank AG Joint Repurchase Agreement(1)	345,000	345,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	1,165,000	1,165,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,160,000	1,160,000

Total Repurchase Agreements (cost $5,170,000)		5,170,000

TOTAL INVESTMENTS (cost $914,090,152)(2)	99.2%	981,763,907
Other assets less liabilities	0.8	7,650,239

NET ASSETS	100.0%	$989,414,146

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$73,912,500	$—	$—	$73,912,500
E-Commerce/ Products	54,504,957	—	—	54,504,957
Oil Companies-Exploration & Production	59,476,938	—	—	59,476,938
Other Industries*	788,699,512	—	—	788,699,512
Repurchase Agreements	—	5,170,000	—	5,170,000

Total	$976,593,907	$5,170,000	$—	$981,763,907

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

45

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — December 31, 2011

Industry Allocation*

Oil Companies-Integrated	21.5%
Oil Companies-Exploration & Production	17.9
Gold Mining	7.9
Coal	6.7
Metal-Copper	5.4
Oil Field Machinery & Equipment	4.2
Oil-Field Services	4.0
Diversified Minerals	4.0
Metal-Diversified	3.7
Chemicals-Diversified	3.6
Oil Refining & Marketing	3.5
Repurchase Agreements	3.1
Metal-Iron	2.7
Gas-Distribution	1.9
Steel-Producers	1.8
Metal-Aluminum	1.7
Building Products-Cement	1.6
Platinum	1.2
Transport-Marine	1.0
Agricultural Chemicals	1.0
Oil & Gas Drilling	1.0
Forestry	0.1

99.5%

*	Calculated as a percentage of net assets

46

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 93.9%
Agricultural Chemicals — 1.0%
Mosaic Co.	46,200	$2,329,866

Building Products-Cement — 1.6%
CRH PLC	189,443	3,765,824

Chemicals-Diversified — 3.6%
LyondellBasell Industries NV, Class A	101,200	3,287,988
Sasol, Ltd. ADR	112,160	5,316,384

		8,604,372

Coal — 6.7%
Alpha Natural Resources, Inc.†	169,700	3,466,971
Consol Energy, Inc.	100,080	3,672,936
Mongolian Mining Corp.†	4,803,000	3,630,110
Peabody Energy Corp.	93,700	3,102,407
Walter Energy, Inc.	35,900	2,174,104

		16,046,528

Diversified Minerals — 3.1%
BHP Billiton PLC	102,176	2,979,204
Teck Resources, Ltd., Class B	123,292	4,338,646

		7,317,850

Forestry — 0.1%
Sino-Forest Corp.†(1)(5)	303,100	153,759

Gas-Distribution — 1.9%
Beijing Enterprises Holdings, Ltd.	763,664	4,601,689

Gold Mining — 7.9%
AngloGold Ashanti, Ltd. ADR	58,377	2,478,104
Barrick Gold Corp.	80,500	3,646,699
Cia de Minas Buenaventura SA ADR	125,400	4,807,836
Goldcorp, Inc.	99,700	4,424,478
Kinross Gold Corp.	318,290	3,628,506

		18,985,623

Metal-Aluminum — 1.7%
Alumina, Ltd.	3,633,355	4,143,559

Metal-Copper — 5.4%
First Quantum Minerals, Ltd.	465,700	9,165,433
Freeport-McMoRan Copper & Gold, Inc.	101,700	3,741,543

		12,906,976

Metal-Diversified — 3.7%
Glencore International PLC	682,883	4,157,228
Vedanta Resources PLC	294,729	4,645,798

		8,803,026

Metal-Iron — 1.1%
Fortescue Metals Group, Ltd.	612,009	2,672,862

Oil & Gas Drilling — 1.0%
Noble Corp.†	76,600	2,314,852

Oil Companies-Exploration & Production — 17.9%
Canadian Natural Resources, Ltd.	170,500	6,384,859
Chesapeake Energy Corp.	235,460	5,248,403
Encana Corp.	147,022	2,726,131
EOG Resources, Inc.	72,280	7,120,303
Occidental Petroleum Corp.	34,400	3,223,280
Oil Search, Ltd.	621,632	3,973,783
Pioneer Natural Resources Co.	52,600	4,706,648
Southwestern Energy Co.†	112,900	3,606,026
Ultra Petroleum Corp.†	106,260	3,148,484

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp.†	57,700	$2,694,013

		42,831,930

Oil Companies-Integrated — 21.5%
BG Group PLC	562,598	12,026,683
BP PLC ADR	138,440	5,916,926
Chevron Corp.	35,510	3,778,264
Imperial Oil, Ltd.	180,000	8,006,400
Marathon Petroleum Corp.	112,300	3,738,467
Petroleo Brasileiro SA ADR	255,130	6,339,980
Statoil ASA ADR	232,120	5,944,593
Suncor Energy, Inc.	201,172	5,801,652

		51,552,965

Oil Field Machinery & Equipment — 4.2%
Cameron International Corp.†	64,100	3,153,079
Dril-Quip, Inc.†	38,000	2,501,160
National Oilwell Varco, Inc.	66,400	4,514,536

		10,168,775

Oil Refining & Marketing — 3.5%
Reliance Industries, Ltd. GDR (LSE)*	79,723	2,120,632
Reliance Industries, Ltd. GDR (OTC)†*	67,843	1,804,624
Tesoro Corp.†	190,000	4,438,400

		8,363,656

Oil-Field Services — 4.0%
Baker Hughes, Inc.	96,100	4,674,304
Schlumberger, Ltd.	71,400	4,877,334

		9,551,638

Platinum — 1.2%
Anglo American Platinum, Ltd.	43,655	2,876,967

Steel-Producers — 1.8%
ArcelorMittal	236,800	4,307,392

Transport-Marine — 1.0%
Tidewater, Inc.	51,300	2,529,090

Total Common Stock (cost $243,076,124)		224,829,199

EQUITY CERTIFICATES — 0.9%
Diversified Minerals — 0.9%
Morgan Stanley - NMDC, Ltd.(1)(2) (cost $4,559,622)	687,833	2,084,029

PREFERRED STOCK — 1.6%
Metal-Iron — 1.6%
Vale SA ADR (cost $3,144,266)	181,084	3,730,330

Total Long-Term Investment Securities (cost $250,780,012)		230,643,558

REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	2,085,000	2,085,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,520,000	1,520,000
Deutsche Bank AG Joint Repurchase Agreement(3)	500,000	500,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	1,685,000	1,685,000

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(3)	$1,675,000	$1,675,000

Total Repurchase Agreements (cost $7,465,000)		7,465,000

TOTAL INVESTMENTS (cost $258,245,012)(4)	99.5%	238,108,558
Other assets less liabilities	0.5	1,298,071

NET ASSETS	100.0%	$239,406,629

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $3,925,256 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $2,237,788 representing 0.9% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Natural Resources Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Morgan Stanley — NMDC, Ltd. Equity Certificates	03/23/10	262,333	$1,735,910
	03/30/10	255,300	1,689,856
	03/31/10	170,200	1,133,855

		687,833	$4,559,621	$2,084,029	$3.03	0.9%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
(5)	Fair value security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

ADR — American Depository Receipt

GDR — Global Depository Receipt

LSE — London Stock Exchange

OTC — Over the Counter U.S.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Coal	$16,046,528	$—	$—	$16,046,528
Gold Mining	18,985,623	—	—	18,985,623
Metal-Copper	12,906,976	—	—	12,906,976
Oil Companies — Exploration & Production	42,831,930	—	—	42,831,930
Oil Companies — Integrated	51,552,965	—	—	51,552,965
Other Industries*	82,351,418	—	153,759	82,505,177
Equity Certificates	—	2,084,029	—	2,084,029
Preferred Stock	3,730,330	—	—	3,730,330
Repurchase Agreements	—	7,465,000	—	7,465,000

Total	$228,405,770	$9,549,029	$153,759	$238,108,558

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 12/31/2010	$—
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	95,480
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(1,358,253)
Net purchases	1,739,361
Net sales	(322,829)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/2011	$153,759

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011 includes:

Common Stock
$(1,358,253)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

49

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (continued)

Industry Allocation*

Repurchase Agreements	9.7%
Federal National Mtg. Assoc.	8.7
United States Treasury Notes	8.3
Federal Home Loan Mtg. Corp.	6.5
Government National Mtg. Assoc.	3.4
Oil Companies-Integrated	3.2
United States Treasury Bonds	2.6
Diversified Banking Institutions	2.6
Computers	2.6
Oil Companies-Exploration & Production	2.5
Medical-Drugs	2.3
Investment Management/Advisor Services	2.2
Web Portals/ISP	2.1
Telephone-Integrated	1.7
Applications Software	1.7
Retail-Apparel/Shoe	1.7
Networking Products	1.6
Cosmetics & Toiletries	1.6
Insurance-Life/Health	1.6
Beverages-Non-alcoholic	1.4
Transport-Services	1.4
Retail-Drug Store	1.4
Distribution/Wholesale	1.4
Semiconductor Components-Integrated Circuits	1.3
Computers-Memory Devices	1.3
Machinery-Pumps	1.2
Tobacco	1.2
Aerospace/Defense	1.2
Medical Instruments	1.1
Enterprise Software/Service	1.1
Oil & Gas Drilling	1.1
Gold Mining	1.0
Diversified Manufacturing Operations	1.0
Oil Field Machinery & Equipment	1.0
Retail-Restaurants	1.0
Schools	0.9
Medical-Generic Drugs	0.9
Retail-Discount	0.8
Medical-HMO	0.8
Television	0.8
Machinery-Construction & Mining	0.8
Real Estate Investment Trusts	0.8
Computer Services	0.8
Oil-Field Services	0.8
Telecom Equipment-Fiber Optics	0.7
Aerospace/Defense-Equipment	0.7
Financial Guarantee Insurance	0.7
Agricultural Chemicals	0.7
Coal	0.7
Electric-Integrated	0.6
Commercial Services-Finance	0.6
E-Commerce/Products	0.6
Medical-Wholesale Drug Distribution	0.5
Banks-Super Regional	0.5
Instruments-Controls	0.5
Retail-Major Department Stores	0.5
Airlines	0.5
Human Resources	0.5
Medical-Hospitals	0.4
Retail-Auto Parts	0.4
Medical-Biomedical/Gene	0.4

Instruments-Scientific	0.4
Insurance-Mutual	0.4
Retail-Building Products	0.4
Machinery-Farming	0.3
Cable/Satellite TV	0.3
Containers-Metal/Glass	0.3
U.S. Municipal Bonds & Notes	0.3
Insurance-Property/Casualty	0.3
Toys	0.3
Municipal Bonds	0.2
Metal-Copper	0.2
Electronic Measurement Instruments	0.2
Medical Products	0.2
Sovereign Agency	0.2
Retail-Video Rentals	0.2
Steel-Specialty	0.2
Telecommunication Equipment	0.2
Steel-Producers	0.2
Metal Processors & Fabrication	0.2
Diversified Financial Services	0.2
Engines-Internal Combustion	0.2
Auto-Cars/Light Trucks	0.1
Metal-Iron	0.1
Multimedia	0.1
Computers-Integrated Systems	0.1

108.4%

*	Calculated as a percentage of net assets

50

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 63.4%
Aerospace/Defense — 1.2%
Boeing Co.	3,230	$236,920
Raytheon Co.	750	36,285

		273,205

Aerospace/Defense-Equipment — 0.7%
BE Aerospace, Inc.†	4,200	162,582

Agricultural Chemicals — 0.7%
Agrium, Inc.	800	53,688
Potash Corp. of Saskatchewan, Inc.	2,440	100,723

		154,411

Applications Software — 1.5%
Microsoft Corp.	13,515	350,849

Banks-Super Regional — 0.5%
Wells Fargo & Co.	4,575	126,087

Beverages-Non-alcoholic — 1.4%
PepsiCo, Inc.	5,050	335,067

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	2,975	70,537

Coal — 0.7%
Alpha Natural Resources, Inc.†	5,515	112,671
Peabody Energy Corp.	1,200	39,732

		152,403

Commercial Services-Finance — 0.6%
Western Union Co.	7,925	144,711

Computer Services — 0.8%
Accenture PLC, Class A	1,000	53,230
International Business Machines Corp.	670	123,200

		176,430

Computers — 2.6%
Apple, Inc.†	1,490	603,450

Computers-Integrated Systems — 0.1%
Riverbed Technology, Inc.†	800	18,800

Computers-Memory Devices — 1.3%
EMC Corp.†	12,400	267,096
NetApp, Inc.†	1,100	39,897

		306,993

Containers-Metal/Glass — 0.3%
Owens-Illinois, Inc.†	3,600	69,768

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	5,575	371,908

Distribution/Wholesale — 1.4%
Arrow Electronics, Inc.†	3,000	112,230
WESCO International, Inc.†	3,900	206,739

		318,969

Diversified Banking Institutions — 1.6%
Citigroup, Inc.	3,215	84,587
Goldman Sachs Group, Inc.	1,140	103,090
JPMorgan Chase & Co.	5,640	187,530

		375,207

Diversified Manufacturing Operations — 0.8%
Dover Corp.	1,400	81,270
General Electric Co.	5,560	99,580

		180,850

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.6%
eBay, Inc.†	4,340	$131,632

Electric-Integrated — 0.4%
NextEra Energy, Inc.	1,600	97,408

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	1,600	55,888

Engines-Internal Combustion — 0.2%
Cummins, Inc.	400	35,208

Enterprise Software/Service — 1.1%
Oracle Corp.	10,155	260,476

Financial Guarantee Insurance — 0.7%
Assured Guaranty, Ltd.	11,900	156,366

Gold Mining — 1.0%
Barrick Gold Corp.	5,295	239,599

Human Resources — 0.5%
Manpower, Inc.	3,100	110,825

Instruments-Controls — 0.5%
Honeywell International, Inc.	2,265	123,103

Instruments-Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	2,125	95,561

Insurance-Life/Health — 1.6%
Aflac, Inc.	8,450	365,547

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	9,260	459,666
Waddell & Reed Financial, Inc., Class A	1,000	24,770

		484,436

Machinery-Construction & Mining — 0.8%
Joy Global, Inc.	2,450	183,677

Machinery-Farming — 0.3%
Deere & Co.	1,000	77,350

Machinery-Pumps — 1.2%
Flowserve Corp.	2,915	289,518

Medical Instruments — 1.1%
Medtronic, Inc.	2,900	110,925
St. Jude Medical, Inc.	4,375	150,062

		260,987

Medical Products — 0.2%
Covidien PLC	1,200	54,012

Medical-Biomedical/Gene — 0.4%
Amgen, Inc.	1,490	95,673

Medical-Drugs — 2.3%
AstraZeneca PLC ADR	2,390	110,633
Eli Lilly & Co.	7,995	332,272
Pfizer, Inc.	4,930	106,685

		549,590

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	5,355	216,128

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	3,815	193,344

Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	2,550	99,093

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	3,155	128,125

51

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	235	$38,726

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	1,550	57,025

Metal-Iron — 0.1%
Rio Tinto PLC ADR	675	33,021

Networking Products — 1.6%
Cisco Systems, Inc.	21,040	380,403

Oil & Gas Drilling — 1.1%
Noble Corp.†	8,420	254,452

Oil Companies-Exploration & Production — 2.5%
Apache Corp.	1,070	96,920
Newfield Exploration Co.†	500	18,865
Ultra Petroleum Corp.†	2,020	59,853
Whiting Petroleum Corp.†	8,535	398,499

		574,137

Oil Companies-Integrated — 3.2%
BP PLC ADR	4,555	194,681
Exxon Mobil Corp.	5,935	503,051
Petroleo Brasileiro SA ADR	2,510	62,373

		760,105

Oil Field Machinery & Equipment — 1.0%
National Oilwell Varco, Inc.	3,440	233,886

Oil-Field Services — 0.8%
Atwood Oceanics, Inc.†	2,300	91,517
Halliburton Co.	2,450	84,550

		176,067

Retail-Apparel/Shoe — 1.7%
Buckle, Inc.	2,550	104,218
Guess?, Inc.	7,585	226,185
Ross Stores, Inc.	1,200	57,036

		387,439

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,400	97,482

Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	3,220	81,724

Retail-Discount — 0.8%
Wal-Mart Stores, Inc.	3,250	194,220

Retail-Drug Store — 1.4%
CVS Caremark Corp.	6,150	250,797
Walgreen Co.	2,100	69,426

		320,223

Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	2,310	114,830

Retail-Restaurants — 1.0%
McDonald’s Corp.	820	82,271
Starbucks Corp.	3,200	147,232

		229,503

Retail-Video Rentals — 0.2%
Coinstar, Inc.†	1,000	45,640

Schools — 0.9%
ITT Educational Services, Inc.†	3,895	221,587

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	1,930	$69,055
QUALCOMM, Inc.	4,350	237,945

		307,000

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	900	43,020

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	4,800	62,304
JDS Uniphase Corp.†	10,400	108,576

		170,880

Telecommunication Equipment — 0.2%
Juniper Networks, Inc.†	2,060	42,045

Telephone-Integrated — 1.3%
AT&T, Inc.	10,310	311,774

Television — 0.8%
CBS Corp., Class B	7,070	191,880

Tobacco — 1.2%
Philip Morris International, Inc.	3,510	275,465

Toys — 0.3%
Mattel, Inc.	2,245	62,321

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	3,260	238,599

Web Portals/ISP — 2.1%
Google, Inc., Class A†	775	500,572

Total Common Stock (cost $14,393,522)		14,839,799

U.S. CORPORATE BONDS & NOTES — 4.9%
Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	$27,884	29,033
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	55,465
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	25,376	27,279

		111,777

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	50,422

Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	34,955

Diversified Banking Institutions — 1.0%
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	98,059
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	40,631

52

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.45% due 01/09/17	$100,000	$96,276

		234,966

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	36,641

Diversified Manufacturing Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	53,000	57,609

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	35,000	40,841
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	11,823

		52,664

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	10,447

Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. Senior Sub. Notes 7.88% due 10/15/26*	75,000	84,967

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/30	50,000	66,201

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	16,834

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	27,395

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	26,119
HCP, Inc. Senior Notes 6.00% due 01/30/17	15,000	16,230
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	43,262
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	11,308

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/19	$15,000	$17,099
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	62,515

		176,533

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	48,112
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	12,661
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,673
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	23,808

		90,254

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	78,640	91,180

Total U.S. CORPORATE BONDS & NOTES (cost $1,047,904)		1,142,845

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	40,948

U.S. GOVERNMENT AGENCIES — 18.8%
Federal Home Loan Mtg. Corp. — 6.5%
4.00% due 12/01/40	259,887	274,309
4.50% due 02/01/39	623,273	661,018
4.50% due January TBA	60,000	63,572
5.00% due 05/01/38	107,133	115,272
5.00% due January TBA	120,000	128,944
5.50% due 01/01/38	256,235	278,384

		1,521,499

Federal National Mtg. Assoc. — 8.7%
4.50% due January TBA	1,000,000	1,064,063
5.00% due 03/01/19	187,557	202,608
5.00% due 04/01/19	40,322	43,791
5.00% due January TBA	400,000	432,125
6.00% due January TBA	250,000	275,273

		2,017,860

Government National Mtg. Assoc. — 3.4%
5.00% due 11/15/34	108,150	120,490
5.00% due 11/15/35	181,637	202,020
5.50% due 04/15/34	109,102	123,097
6.50% due 08/15/23	649	739

53

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 09/15/23	$10,321	$11,755
6.50% due 10/15/23	1,200	1,366
6.50% due 11/15/23	67,302	76,876
6.50% due 12/15/23	85,564	97,859
6.50% due 09/15/28	4,656	5,323
6.50% due 11/15/28	15,026	17,421
6.50% due 10/15/31	2,614	3,031
6.50% due 02/15/35	58,675	66,919
7.00% due 01/15/33	9,000	10,481
7.00% due 05/15/33	54,557	63,337

		800,714

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	24,648
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	24,637

		49,285

Total U.S. Government Agencies (cost $4,190,002)		4,389,358

U.S. GOVERNMENT TREASURIES — 10.9%
United States Treasury Bonds — 2.6%
4.38% due 11/15/39	130,000	168,777
4.38% due 05/15/41	125,000	162,871
4.63% due 02/15/40	210,000	283,237

		614,885

United States Treasury Notes — 8.3%
1.25% due 10/31/15	300,000	307,688
2.50% due 03/31/15	175,000	186,594
3.13% due 09/30/13	375,000	393,706
3.13% due 05/15/21	75,000	83,742
3.50% due 05/15/20	60,000	69,023
3.63% due 02/15/20	300,000	347,930
3.88% due 05/15/18	300,000	349,922
4.63% due 02/15/17	175,000	207,662

		1,946,267

Total U.S. Government Treasuries (cost $2,294,010)		2,561,152

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.5%
Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/13	$65,000	$66,412
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	55,000	59,597

Total Municipal Bonds & Notes (cost $119,871)		126,009

Total Long-Term Investment Securities (cost $22,085,207)		23,100,111

REPURCHASE AGREEMENTS — 9.7%
Bank of America Securities LLC Joint Repurchase Agreement(1)	635,000	635,000
BNP Paribas SA Joint Repurchase Agreement(1)	460,000	460,000
Deutsche Bank AG Joint Repurchase Agreement(1)	150,000	150,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	510,000	510,000
UBS Securities LLC Joint Repurchase Agreement(1)	505,000	505,000

Total Repurchase Agreements (cost $2,260,000)		2,260,000

TOTAL INVESTMENTS (cost $24,345,207)(2)	108.4%	25,360,111
Liabilities in excess of other assets	(8.4)	(1,954,724)

NET ASSETS	100.0%	$23,405,387

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $142,576 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2012	$62,650	$62,630	$(20)
5	Short	U.S. Treasury 5 Year Note	March 2012	613,594	616,289	(2,695)

						$(2,715)

54

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,839,799	$—	$—	$14,839,799
U.S. Corporate Bonds & Notes	—	1,086,533	56,312	1,142,845
Foreign Corporate Bonds & Notes	—	40,948	—	40,948
U.S. Government Agencies	—	4,389,358	—	4,389,358
U.S. Government Treasuries	—	2,561,152	—	2,561,152
Municipal Bonds & Notes	—	126,009	—	126,009
Repurchase Agreements	—	2,260,000	—	2,260,000

Total	$14,839,799	$10,464,000	$56,312	$25,360,111

Liabilities
Other Financial Instruments:†
Open Futures Contracts — Depreciation	$2,715	$—	$—	$2,715

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 12/31/2010	$59,733
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(1,194)
Net purchases	—
Net sales	(2,227)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/2011	$56,312

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011 includes:

U.S. Corporate Bonds & Notes
$(1,194)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

55

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2011 — (unaudited)

Industry Allocation*

Sovereign	27.4%
Medical-Drugs	5.5
Repurchase Agreements	4.7
Oil Companies-Exploration & Production	3.2
Semiconductor Components-Integrated Circuits	2.6
Diversified Banking Institutions	2.4
Medical-Biomedical/Gene	2.4
Tobacco	2.2
Electric-Integrated	2.2
Oil Companies-Integrated	2.1
Food-Misc.	2.0
Rubber-Tires	1.7
Enterprise Software/Service	1.7
Real Estate Operations & Development	1.6
Medical-HMO	1.6
Computers	1.6
Aerospace/Defense	1.4
Insurance-Multi-line	1.3
Retail-Apparel/Shoe	1.3
Retail-Restaurants	1.2
Metal Processors & Fabrication	1.2
E-Commerce/Products	1.2
Electronic Components-Semiconductors	1.1
Banks-Super Regional	1.1
Real Estate Investment Trusts	1.1
Cellular Telecom	1.0
Power Converter/Supply Equipment	1.0
Oil & Gas Drilling	1.0
U.S. Government Treasuries	0.9
Building & Construction Products-Misc.	0.9
Food-Retail	0.9
Insurance-Reinsurance	0.9
Beverages-Non-alcoholic	0.8
Computers-Memory Devices	0.8
Cosmetics & Toiletries	0.8
Retail-Drug Store	0.7
Hotels/Motels	0.7
Commercial Services-Finance	0.7
Precious Metals	0.7
Data Processing/Management	0.7
Beverages-Wine/Spirits	0.6
Gas-Distribution	0.6
Building Products-Cement	0.6
Commercial Services	0.6
Toys	0.6
Transport-Services	0.6
Medical-Wholesale Drug Distribution	0.6
United States Treasury Notes	0.6
Banks-Commercial	0.6
Investment Management/Advisor Services	0.5
Retail-Automobile	0.5
Banks-Special Purpose	0.5
Oil Field Machinery & Equipment	0.4
Cruise Lines	0.4
Transport-Rail	0.4
Finance-Investment Banker/Broker	0.4
Rental Auto/Equipment	0.3
Chemicals-Specialty	0.3
United States Treasury Bonds	0.3
Telecommunication Equipment	0.3
Telecom Services	0.3

Instruments-Scientific	0.3%
Auto/Truck Parts & Equipment-Original	0.2
Coal	0.2
Female Health Care Products	0.1
Diversified Financial Services	0.1
Metal-Diversified	0.1
Gold Mining	0.1

99.4%

Country Allocation*

United States	41.6%
United Kingdom	9.6
France	5.7
Japan	5.7
Switzerland	4.3
Germany	4.0
Sweden	3.8
Singapore	3.5
Norway	2.7
Canada	2.6
Australia	2.5
Mexico	2.3
Denmark	2.2
Poland	1.9
Brazil	1.4
Ireland	0.9
Belgium	0.8
Taiwan	0.8
Netherlands	0.8
Bermuda	0.7
Italy	0.5
Panama	0.4
Spain	0.3
Cayman Islands	0.1
Jersey	0.1
Finland	0.1
British Virgin Islands	0.1

99.4%

*	Calculated as a percentage of net assets

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 64.1%
Aerospace/Defense — 1.4%
Rolls-Royce Holdings PLC†(1)	26,060	$302,117

Auto/Truck Parts & Equipment-Original — 0.2%
Tenneco, Inc.†	1,600	47,648

Banks-Commercial — 0.1%
Banco Santander Brasil SA ADR	1,500	12,210

Banks-Super Regional — 1.1%
Wells Fargo & Co.	8,300	228,748

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	2,700	179,145

Beverages-Wine/Spirits — 0.6%
Pernod-Ricard SA	1,471	136,429

Building & Construction Products-Misc. — 0.9%
JS Group Corp.	6,400	122,645
Louisiana-Pacific Corp.†	9,500	76,665

		199,310

Building Products-Cement — 0.6%
CRH PLC	6,400	127,222

Cellular Telecom — 1.0%
Vodafone Group PLC	76,101	211,433

Chemicals-Specialty — 0.3%
Givaudan SA†	75	71,463

Coal — 0.2%
Consol Energy, Inc.	903	33,140

Commercial Services — 0.6%
SGS SA	75	124,162

Commercial Services-Finance — 0.7%
Mastercard, Inc., Class A	400	149,128

Computers — 1.6%
Apple, Inc.†	810	328,050

Computers-Memory Devices — 0.8%
EMC Corp.†	7,709	166,052

Cosmetics & Toiletries — 0.8%
Beiersdorf AG	2,832	160,614

Cruise Lines — 0.4%
Carnival Corp.	2,700	88,128

Data Processing/Management — 0.7%
Fiserv, Inc.†	2,400	140,976

Diversified Banking Institutions — 2.4%
Bank of America Corp.	11,400	63,384
Citigroup, Inc.	4,500	118,395
Goldman Sachs Group, Inc.	1,950	176,339
Mitsubishi UFJ Financial Group, Inc.	3,100	13,170
UBS AG†	12,200	145,210

		516,498

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	1,415	244,937

Electric-Integrated — 2.2%
NextEra Energy, Inc.	5,100	310,488
PG&E Corp.	3,600	148,392

		458,880

Electronic Components-Semiconductors — 1.1%
Cavium, Inc.†	2,400	68,232
Infineon Technologies AG	22,092	166,294

		234,526

Enterprise Software/Service — 1.7%
Informatica Corp.†	1,300	48,009
MicroStrategy, Inc., Class A†	650	70,408
Oracle Corp.	9,231	236,775

		355,192

Security Description	Shares	Value (Note 2)

Female Health Care Products — 0.1%
Hengan International Group Co., Ltd.	3,000	$28,062

Finance-Investment Banker/Broker — 0.4%
CETIP SA - Balcao Organizado de Ativos e Derivativos	5,250	75,854

Food-Misc. — 2.0%
Danone	4,665	293,250
Kraft Foods, Inc., Class A	3,300	123,288

		416,538

Food-Retail — 0.9%
Tesco PLC	31,351	196,432

Gas-Distribution — 0.6%
National Grid PLC	13,179	127,919

Gold Mining — 0.1%
Kinross Gold Corp.	1,500	17,124

Hotels/Motels — 0.7%
Marriott International, Inc., Class A	3,600	105,012
Shangri-La Asia, Ltd.	26,944	46,487

		151,499

Instruments-Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	1,212	54,504

Insurance-Multi-line — 1.3%
Allianz SE	1,406	134,495
ING Groep NV†	20,503	147,540

		282,035

Insurance-Reinsurance — 0.9%
Swiss Re AG†	3,624	184,692

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	5,700	114,513

Medical-Biomedical/Gene — 2.4%
Biogen Idec, Inc.†	1,400	154,070
Cubist Pharmaceuticals, Inc.†	1,400	55,468
Gilead Sciences, Inc.†	3,400	139,162
Regeneron Pharmaceuticals, Inc.†	1,800	99,774
Seattle Genetics, Inc.†	3,900	65,189

		513,663

Medical-Drugs — 5.5%
Alkermes PLC†	3,900	67,704
AstraZeneca PLC	3,113	143,826
Bristol-Myers Squibb Co.	6,500	229,060
Eli Lilly & Co.	6,000	249,360
Merck & Co., Inc.	5,300	199,810
Pfizer, Inc.	12,400	268,336

		1,158,096

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	5,499	278,689
WellPoint, Inc.	900	59,625

		338,314

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	1,500	116,865

Metal Processors & Fabrication — 1.2%
Assa Abloy AB, Class B	4,602	115,417
SKF AB, Class B	6,196	131,086

		246,503

Metal-Diversified — 0.1%
Glencore International PLC	2,926	17,813

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil & Gas Drilling — 1.0%
Ensco PLC ADR	3,000	$140,760
Noble Corp.†	2,100	63,462

		204,222

Oil Companies-Exploration & Production — 3.2%
Anadarko Petroleum Corp.	3,800	290,054
Chesapeake Energy Corp.	1,601	35,686
Occidental Petroleum Corp.	3,000	281,100
Pioneer Natural Resources Co.	825	73,821

		680,661

Oil Companies-Integrated — 2.1%
BG Group PLC	9,900	211,633
BP PLC	31,763	227,155

		438,788

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	1,800	88,542

Power Converter/Supply Equipment — 1.0%
Schneider Electric SA	3,925	206,652

Precious Metals — 0.7%
Umicore SA	3,526	145,440

Real Estate Investment Trusts — 1.1%
Unibail-Rodamco SE	1,257	225,973

Real Estate Operations & Development — 1.6%
Daito Trust Construction Co., Ltd.	1,700	145,771
Mitsui Fudosan Co., Ltd.	9,000	131,194
PDG Realty SA Empreendimentos e Participacoes	20,300	64,211

		341,176

Rental Auto/Equipment — 0.3%
Hertz Global Holdings, Inc.†	6,100	71,492

Retail-Apparel/Shoe — 1.3%
Fast Retailing Co., Ltd.	900	163,700
Michael Kors Holdings, Ltd.†	400	10,900
Urban Outfitters, Inc.†	3,800	104,728

		279,328

Retail-Automobile — 0.5%
CarMax, Inc.†	3,500	106,680

Retail-Drug Store — 0.7%
Walgreen Co.	4,700	155,382

Retail-Restaurants — 1.2%
Yum! Brands, Inc.	4,200	247,842

Rubber-Tires — 1.7%
Cie Generale des Etablissements Michelin, Class B	1,702	100,613
Continental AG†	2,598	161,718
Goodyear Tire & Rubber Co.†	6,900	97,773

		360,104

Semiconductor Components-Integrated Circuits — 2.6%
Analog Devices, Inc.	6,100	218,258
Maxim Integrated Products, Inc.	6,300	164,052
Taiwan Semiconductor Manufacturing Co., Ltd.	68,000	170,230

		552,540

Telecommunication Equipment — 0.3%
Juniper Networks, Inc.†	3,300	67,353

Security Description		Shares/ Principal Amount(4)	Value (Note 2)
Tobacco — 2.2%
Lorillard, Inc.		1,750	$199,500
Philip Morris International, Inc.		3,400	266,832

			466,332

Toys — 0.6%
Hasbro, Inc.		3,800	121,182

Transport-Rail — 0.4%
East Japan Railway Co.		1,300	82,760

Transport-Services — 0.6%
JSL SA		3,700	18,527
Kuehne & Nagel International AG		888	99,738

			118,265

Total Common Stock (cost $13,617,335)			13,517,148

PREFERRED STOCK — 0.5%
Banks-Commercial — 0.5%
Itau Unibanco Holding SA ADR (cost $94,223)		5,400	100,224

EQUITY CERTIFICATES — 0.3%
Telecom Services — 0.3%
Morgan Stanley-Bharti Airtel, Ltd.†*(1)(2) (cost $72,410)		9,115	58,959

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(3) (cost $24,119)		24,255	24,601

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Banks-Special Purpose — 0.5%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	103,022

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(5)		50,000	0

Total Foreign Corporate Bonds & Notes
(cost $104,957)			103,022

FOREIGN GOVERNMENT AGENCIES — 24.7%
Sovereign — 24.7%
Commonwealth of Australia Bonds 5.50% due 12/15/13	AUD	125,000	133,468
Commonwealth of Australia Senior Notes 6.00% due 02/15/17	AUD	180,000	207,288
Federal Republic of Germany Bonds 2.25% due 04/10/15	EUR	30,000	41,099
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	35,000	51,082
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	15,000	28,101
Government of Australia Bonds 5.75% due 05/15/21	AUD	150,000	178,431

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description		Principal Amount(4)	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Canada Bonds 1.50% due 11/01/13	CAD	35,000	$34,701
Government of Canada Bonds 3.75% due 06/01/19	CAD	100,000	112,320
Government of Canada Bonds 4.50% due 06/01/15	CAD	190,000	207,615
Government of Canada Bonds 5.75% due 06/01/33	CAD	85,000	128,281
Government of Canada Bonds 10.25% due 03/15/14	CAD	40,000	47,157
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	10,000	14,867
Government of France Bonds 3.50% due 04/25/20	EUR	20,000	27,089
Government of France Bonds 4.50% due 04/25/41	EUR	10,000	14,820
Government of France Bonds 5.00% due 10/25/16	EUR	55,000	80,734
Government of Japan Bonds 0.60% due 03/20/16	JPY	9,050,000	119,038
Government of Japan Bonds 0.70% due 12/20/13	JPY	7,300,000	95,884
Government of Japan Bonds 1.10% due 03/20/21	JPY	5,250,000	69,358
Government of Japan Bonds 1.30% due 12/20/18	JPY	4,550,000	62,128
Government of Japan Bonds 1.30% due 06/20/20	JPY	1,450,000	19,627
Government of Japan Bonds 2.10% due 12/20/27	JPY	7,450,000	104,274
Government of Japan Bonds 2.20% due 09/20/28	JPY	3,700,000	52,221
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	20,000	25,418
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	750,000	153,252
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	405,000	105,727
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	260,000	49,363

Security Description		Principal Amount(4)	Value (Note 2)
Sovereign (continued)
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	605,000	$166,808
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	16,455
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	490,000	91,391
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	675,000	129,710
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	950,000	176,480
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,005,000	179,590
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	15,000	18,773
Kingdom of Spain Bonds 4.90% due 07/30/40	EUR	10,000	11,066
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	10,000	13,225
Kingdom of Sweden Bonds 3.00% due 07/12/16	SEK	150,000	23,652
Kingdom of Sweden Bonds 3.50% due 03/30/39	SEK	30,000	5,622
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	805,000	132,610
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,650,000	308,739
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	525,000	86,592
Republic of Poland Bonds 5.00% due 04/25/16	PLN	350,000	100,543
Republic of Poland Bonds 5.75% due 09/23/22	PLN	475,000	136,149
Republic of Poland Bonds 6.25% due 10/24/15	PLN	550,000	165,440
Republic of Singapore Bonds 3.13% due 09/01/22	SGD	225,000	194,578
Republic of Singapore Bonds 3.63% due 07/01/14	SGD	585,000	486,302
Societe Financement de l’Economie Francaise Government Liquidated Guar. Notes 3.38% due 05/05/14*		100,000	104,819

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Security Description		Principal Amount(4)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Bonds 7.50% due 06/03/27	MXN	2,515,900	$186,453
United Mexican States Bonds 8.00% due 12/17/15	MXN	3,881,400	303,684

Total Foreign Government Agencies (cost $4,949,585)			5,202,024

FOREIGN GOVERNMENT TREASURIES — 2.7%
Sovereign — 2.7%
Italy Buoni Poliennali Del Tesoro Bonds 3.00% due 04/15/15	EUR	30,000	35,787
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 04/15/13	EUR	20,000	25,779
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	20,000	22,862
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 09/01/40	EUR	25,000	25,459
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/16	GBP	50,000	81,522
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	30,000	48,548
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	10,000	17,965
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	40,000	80,183
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	37,000	71,027
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	45,000	90,664
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	35,000	72,586

Total Foreign Government Treasuries (cost $530,144)			572,382

U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.3%
4.25% due 05/15/39		25,000	31,805
4.50% due 05/15/38		30,000	39,534

			71,339

United States Treasury Notes — 0.6%
1.88% due 02/28/14		110,000	113,747

Total U.S. Government Treasuries (cost $173,592)			185,086

Total Long-Term Investment Securities (cost $19,566,365)			19,763,446

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Treasuries — 0.9%
United States Treasury Bills 0.02% due 03/01/12 (cost $199,993)		200,000	$199,995

Security Description	Principal Amount(4)	Value (Note 2)

REPURCHASE AGREEMENTS — 4.7%
Bank of America Securities LLC Joint Repurchase Agreement(6)	$285,000	285,000
BNP Paribas SA Joint Repurchase Agreement(6)	200,000	200,000
Deutsche Bank AG Joint Repurchase Agreement(6)	65,000	65,000
Royal Bank of Scotland Joint Repurchase Agreement(6)	220,000	220,000
UBS Securities LLC Joint Repurchase Agreement(6)	220,000	220,000

Total Repurchase Agreements (cost $990,000)		990,000

TOTAL INVESTMENTS (cost $20,756,358)(7)	99.4%	20,953,441
Other assets less liabilities	0.6	135,450

NET ASSETS	100.0%	$21,088,891

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $163,778 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $361,076 representing 1.7% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Strategic Multi-Asset Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Morgan Stanley-Bharti Airtel, Ltd. Equity Certificates	11/25/2010 01/28/2011 04/28/2011	2,615 2,509 3,991	$19,398 18,081 34,931

		9,115	72,410	58,959	6.47	0.3%

(3)	Commercial Mortgage Backed Security
(4)	In United States dollars unless otherwise indicated.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)

10	Long	Euro Stoxx 50 Index	March 2012	$227,404	$230,800	$3,396
2	Long	E-Mini MSCI EAFE Index	March 2012	140,205	140,940	735
3	Long	S&P 500 E-Mini Index	March 2012	185,975	187,890	1,915
2	Short	U.S. Treasury 5 Year Note	March 2012	245,438	246,516	(1,078)

						$4,968

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	DKK	120,000	USD	20,960	1/12/2012	$65	$—
	JPY	500,000	USD	6,428	1/12/2012	—	(69)
	SEK	40,000	USD	5,832	1/12/2012	22	—
	USD	6,747	EUR	5,000	1/12/2012	—	(276)
	USD	14,324	MXN	200,000	1/12/2012	—	(2)

						87	(347)

Barclays Bank PLC	DKK	2,442,000	USD	443,357	1/12/2012	18,149	—
	GBP	334,000	USD	521,952	1/12/2012	3,286	—
	GBP	360,000	USD	569,527	1/19/2012	10,519	—
	TWD	4,935,000	USD	163,357	1/19/2012	322	—
	USD	9,850	CAD	10,000	1/12/2012	—	(37)
	USD	40,560	GBP	26,000	1/12/2012	—	(185)
	USD	8,814	MXN	120,000	1/12/2012	—	(221)
	USD	24,070	HKD	187,000	1/19/2012	9	—
	USD	265,643	ILS	975,000	1/19/2012	—	(9,887)
	USD	52,980	INR	2,640,000	1/19/2012	—	(3,418)
	USD	128,288	KRW	149,430,000	1/19/2012	1,290	—
	USD	553,372	MYR	1,760,000	1/19/2012	1,276	—
	USD	157,685	SGD	200,000	1/19/2012	—	(3,496)
	USD	242,717	TWD	7,324,000	1/19/2012	—	(759)

						34,851	(18,003)

Citibank N.A.	MXN	7,196,000	USD	512,892	1/12/2012	—	(2,446)
	USD	7,782	GBP	5,000	1/12/2012	—	(17)
	USD	160,647	CAD	165,000	1/19/2012	1,258	—
	USD	8,963	MXN	120,000	1/19/2012	—	(374)
	USD	46,819	RUB	1,486,000	1/19/2012	—	(725)

						1,258	(3,562)

Commonwealth Bank of Australia	AUD	25,000	USD	24,860	1/12/2012	—	(687)

Credit Suisse London Branch	AUD	24,000	USD	24,323	1/12/2012	—	(202)
	CAD	2,000	USD	1,960	1/12/2012	—	(3)
	CHF	5,000	USD	5,462	1/12/2012	138	—
	EUR	5,000	USD	6,491	1/12/2012	19	—
	JPY	40,725,000	USD	529,512	1/12/2012	355	—
	NOK	40,000	USD	6,893	1/12/2012	207	—
	SEK	1,928,000	USD	283,298	1/12/2012	3,261	—
	USD	40,577	AUD	40,000	1/12/2012	298	—
	USD	5,270	CHF	5,000	1/12/2012	54	—
	USD	7,737	GBP	5,000	1/12/2012	27	—
	USD	103,592	SEK	705,000	1/12/2012	—	(1,192)

						4,359	(1,397)

Deutsche Bank AG London	AUD	6,000	USD	5,990	1/12/2012	—	(141)
	CHF	8,000	USD	8,593	1/12/2012	75	—
	CNY	230,000	USD	35,988	7/20/2012	—	(457)
	CNY	335,000	USD	53,061	1/8/2013	56	—

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	CNY	650,000	USD	103,792	5/14/2013	$1,025	$—
	EUR	429,000	USD	571,187	1/12/2012	15,927	—
	GBP	18,000	USD	28,070	1/12/2012	118	—
	HKD	705,000	USD	90,834	6/12/2012	—	(4)
	USD	5,347	CHF	5,000	1/12/2012	—	(23)
	USD	6,668	EUR	5,000	1/12/2012	—	(196)
	USD	7,842	GBP	5,000	1/12/2012	—	(78)
	USD	6,425	JPY	500,000	1/12/2012	72	—
	USD	214,220	EUR	165,000	1/19/2012	—	(649)
	USD	198,467	CNY	1,275,000	5/14/2013	3,115	—

						20,388	(1,548)

Goldman Sachs International	CAD	10,000	USD	9,825	1/12/2012	11	—
	SEK	1,929,000	USD	283,127	1/12/2012	2,944	—
	USD	8,294	NOK	48,000	1/12/2012	—	(270)
	USD	103,476	SEK	705,000	1/12/2012	—	(1,076)
	USD	316,879	CAD	322,000	1/19/2012	—	(919)
	USD	293,652	JPY	22,564,000	1/19/2012	—	(439)
	USD	129,772	ZAR	1,035,000	1/19/2012	—	(1,873)

						2,955	(4,577)

HSBC Bank USA N.A.	EUR	370,000	USD	510,750	1/19/2012	31,833	—
	USD	6,454	MXN	90,000	1/12/2012	—	(8)

						31,833	(8)

JPMorgan Chase Bank	AUD	2,000	USD	2,033	1/12/2012	—	(10)
	CAD	15,000	USD	14,728	1/12/2012	7	—
	CNY	1,015,000	USD	165,704	7/20/2012	4,869	—
	CNY	625,000	USD	100,160	5/14/2013	1,345	—
	CNY	623,000	USD	100,464	10/15/2013	2,057	—
	CNY	625,000	USD	101,604	4/23/2014	2,946	—
	KRW	127,680,000	USD	112,951	1/19/2012	2,234	—
	NOK	3,442,000	USD	593,296	1/12/2012	17,939	—
	PLN	1,414,000	USD	424,999	1/12/2012	15,531	—
	SEK	795,000	USD	118,875	1/19/2012	3,443	—
	SGD	898,000	USD	686,020	1/12/2012	—	(6,304)
	USD	15,062	AUD	15,000	1/12/2012	266	—
	USD	7,848	CAD	8,000	1/12/2012	3	—
	USD	6,608	EUR	5,000	1/12/2012	—	(137)
	USD	6,463	MXN	90,000	1/12/2012	—	(17)
	USD	96,705	NOK	561,000	1/12/2012	—	(2,930)
	USD	11,122	NZD	15,000	1/12/2012	549	—
	USD	2,959	SEK	20,000	1/12/2012	—	(54)
	USD	7,712	SGD	10,000	1/12/2012	—	(2)
	USD	270,144	CNY	1,730,000	1/19/2012	4,622	—
	USD	132,287	GBP	85,000	1/19/2012	—	(299)
	USD	101,296	JPY	7,800,000	1/19/2012	63	—
	USD	236,064	KRW	272,890,000	1/19/2012	572	—
	USD	91,935	HKD	705,000	6/12/2012	—	(1,096)
	USD	190,893	CNY	1,245,000	7/20/2012	6,389	—
	USD	54,783	CNY	335,000	1/8/2013	—	(1,778)
	USD	98,889	CNY	623,000	10/15/2013	—	(482)
	USD	103,220	CNY	625,000	4/23/2014	—	(4,562)

						62,835	(17,671)

Morgan Stanley and Co., Inc.	AUD	10,000	USD	9,810	1/12/2012	—	(408)
	EUR	28,000	USD	37,694	1/12/2012	1,453	—
	ILS	850,000	USD	227,464	1/12/2012	4,464	—
	USD	7,435	NZD	10,000	1/12/2012	345	—
	USD	103,211	CAD	105,000	1/19/2012	—	(181)

						6,262	(589)

National Australia Bank, Ltd.	USD	7,441	NZD	10,000	1/12/2012	339	—

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	AUD	28,000	USD	28,702	1/12/2012	$90	$—
	BRL	97,000	USD	52,124	1/4/2012	120	—
	BRL	65,000	USD	36,315	1/19/2012	1,590	—
	CAD	534,000	USD	510,193	1/12/2012	—	(13,873)
	DKK	178,000	USD	32,214	1/12/2012	1,220	—
	USD	52,086	BRL	97,000	1/4/2012	—	(82)
	USD	44,841	BRL	84,000	2/2/2012	—	(112)

						3,020	(14,067)

Royal Bank of Scotland PLC	CHF	167,000	USD	186,517	1/19/2012	8,680	—

State Street Bank and Trust Co.	AUD	3,000	USD	3,048	1/12/2012	—	(17)

UBS AG	BRL	10,000	USD	5,331	1/4/2012	—	(30)
	CAD	3,000	USD	2,942	1/12/2012	—	(2)
	CHF	7,000	USD	7,520	1/12/2012	67	—
	EUR	265,000	USD	356,896	1/19/2012	13,889	—
	GBP	5,000	USD	7,862	1/12/2012	98	—
	GBP	140,000	USD	222,650	1/19/2012	5,258	—
	PLN	15,000	USD	4,364	1/12/2012	21	—
	SEK	795,000	USD	118,865	1/19/2012	3,433	—
	USD	5,400	BRL	10,000	1/4/2012	—	(38)
	USD	7,831	CAD	8,000	1/12/2012	21	—
	USD	13,469	EUR	10,000	1/12/2012	—	(525)
	USD	4,476	PLN	15,000	1/12/2012	—	(132)
	USD	5,918	SEK	40,000	1/12/2012	—	(108)
	USD	226,271	GBP	145,000	1/19/2012	—	(1,115)

						22,787	(1,950)

Westpac Banking Corp.	AUD	473,000	USD	456,918	1/12/2012	—	(26,428)
	NOK	118,000	USD	20,137	1/12/2012	412	—
	USD	383,798	AUD	378,000	1/19/2012	2,162	—

						2,574	(26,428)

						$202,228	$(90,851)

Currency Legend

AUD	— Australian Dollar	HKD	— Hong Kong Dollar	NZD	— New Zealand Dollar
BRL	— Brazilian Real	ILS	— Israeli Shekel	PLN	— Polish Zloty
CAD	— Canadian Dollar	INR	— Indian Rupee	RUB	— Russian Ruble
CHF	— Swiss Franc	JPY	— Japanese Yen	SEK	— Swedish Krona
CNY	— Yuan (Chinese) Renminbi	KRW	— South Korean Won	SGD	— Singapore Dollar
DKK	— Danish Krone	MXN	— Mexican Peso	TWD	— Taiwan Dollar
EUR	— Euro	NOK	— Norwegian Krone	USD	— United States Dollar
GBP	— British Pound Sterling	MYR	— Malaysian Ringgit	ZAR	— South African Rand

63

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$1,158,096	$—	$—	$1,158,096
Other Industries*	12,359,052	—	—	12,359,052
Preferred Stock	100,224	—	—	100,224
Equity Certificates	—	58,959	—	58,959
Asset Backed Securities	—	24,601	—	24,601
Foreign Corporate Bonds & Notes	—	103,022	0	103,022
Foreign Government Agencies	—	5,202,024	—	5,202,024
Foreign Government Treasuries	—	572,382	—	572,382
U.S. Government Treasuries	—	185,086	—	185,086
Short-Term Investment Securities:
U.S. Government Treasuries	—	199,995	—	199,995
Repurchase Agreements	—	990,000	—	990,000
Other Financial Instruments:†
Open Futures Contracts — Appreciation	6,046	—	—	6,046
Open Forward Foreign Currency Contracts — Appreciation	—	202,228	—	202,228

Total	$13,623,418	$7,538,297	$0	$21,161,715

Liabilities:
Other Financial Instruments:†
Open Futures Contracts — Depreciation	$1,078	$—	$—	$1,078
Open Forward Foreign Currency Contracts — Depreciation	—	90,851	—	90,851

Total	$1,078	$90,851	$—	$91,929

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Preferred Stock	Foreign Corporate Bonds & Notes
Balance as of 12/31/2010	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	(0)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/2011	$—	$0

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011 includes:

Preferred Stock	Foreign Corporate Bonds & Notes
$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

64

[THIS PAGE INTENTIONALLY LEFT BLANK]

65

Anchor Series Trust

STATEMENT OF ASSETS AND LIABILITIES — December 31, 2011

	Government & Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,009,888,046	$216,406,870	$7,323,472
Repurchase agreements (cost approximates value)	254,525,000	8,798,000	135,000

Total investments	1,264,413,046	225,204,870	7,458,472

Cash	4,397	22,712	4,585
Foreign cash*	—	—	—
Due from broker@	—	—	—
Receivable for:
Fund shares sold	22,913,277	147,312	—
Dividends and interest	6,206,608	1,092,225	6,791
Investments sold	10,016,562	104,361	43,347
Prepaid expenses and other assets	17,760	9,975	9,273
Variation margin on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—

Total assets	1,303,571,650	226,581,455	7,522,468

LIABILITIES:
Payable for:
Fund shares redeemed	10,999,456	531,121	3,457
Investments purchased	217,614,630	1,130,835	20,053
Investment advisory and management fees	483,358	124,342	4,417
Service fees — Class 2	8,850	2,282	—
Service fees — Class 3	151,450	8,181	—
Trustees’ fees and expenses	17,572	3,933	658
Other accrued expenses	274,932	107,830	44,750
Variation margin on futures contracts	—	—	—
Due to custodian	—	—	—
Securities sold short, at value#	10,018,046	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—

Total liabilities	239,568,294	1,908,524	73,335

Net Assets	$1,064,003,356	$224,672,931	$7,449,133

NET ASSETS REPRESENTED BY:
Capital paid-in	972,985,726	219,907,280	9,066,401
Accumulated undistributed net investment income (loss)	23,310,169	6,575,438	(629)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	14,605,419	(13,480,029)	(1,868,797)
Unrealized appreciation (depreciation) on investments	53,103,526	11,670,102	252,158
Unrealized appreciation (depreciation) on futures contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	140	—
Unrealized appreciation (depreciation) on securities sold short	(1,484)	—	—

NET ASSETS	$1,064,003,356	$224,672,931	$7,449,133

Class 1 (unlimited shares authorized):
Net assets	$260,025,117	$167,344,780	$7,449,133
Shares of beneficial interest issued and outstanding	16,699,399	12,846,792	987,020
Net asset value, offering and redemption price per share	$15.57	$13.03	$7.55

Class 2 (unlimited shares authorized):
Net assets	$68,974,236	$18,302,675	$—
Shares of beneficial interest issued and outstanding	4,431,803	1,407,586	—
Net asset value, offering and redemption price per share	$15.56	$13.00	$—

Class 3 (unlimited shares authorized):
Net assets	$735,004,003	$39,025,476	$—
Shares of beneficial interest issued and outstanding	47,348,213	3,009,500	—
Net asset value, offering and redemption price per share	$15.52	$12.97	$—

* Cost
Investments (unaffiliated)	$956,784,520	$204,736,768	$7,071,314

Foreign cash	$—	$—	$—

# Proceeds from securities sold short	$10,016,562	$—	$—

@	See Note 2

See Notes to Financial Statements

66

Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi- Asset Portfolio

$333,210,636	$976,593,907	$230,643,558	$23,100,111	$19,963,441
9,240,000	5,170,000	7,465,000	2,260,000	990,000

342,450,636	981,763,907	238,108,558	25,360,111	20,953,441

3,377	—	1,118	4,034	1,558
—	130	25,377	—	76
—	353,299	—	8,520	48,015

978,818	10,830,928	2,738,241	—	—
333,792	471,970	138,552	59,749	96,826
1,648,812	4,866,783	—	87,746	2,680
11,358	30,540	12,457	7,685	8,531
—	—	—	—	3,510
—	—	—	—	202,228

345,426,793	998,317,557	241,024,303	25,527,845	21,316,865

3,761,256	2,113,550	1,308,364	42,113	10,736
466,277	5,387,414	—	2,007,911	46,769
212,689	592,446	154,264	19,901	17,940
3,569	6,988	2,248	—	—
26,424	105,398	29,978	—	—
13,281	26,142	3,917	2,455	1,696
155,242	321,070	118,903	48,979	59,982
—	—	—	1,099	—
—	350,403	—	—	—
—	—	—	—	—
—	—	—	—	90,851

4,638,738	8,903,411	1,617,674	2,122,458	227,974

$340,788,055	$989,414,146	$239,406,629	$23,405,387	$21,088,891

434,974,091	879,650,849	238,380,456	25,661,619	21,596,869
1,743,914	(22,399)	2,113,814	194,741	282,304

(93,372,454)	42,111,942	19,048,027	(3,463,162)	(1,100,727)
(2,557,496)	67,673,755	(20,136,454)	1,014,904	197,083
—	—	—	(2,715)	4,968
—	(1)	786	—	108,394
—	—	—	—	—

$340,788,055	$989,414,146	$239,406,629	$23,405,387	$21,088,891

$190,613,410	$435,001,330	$81,956,648	$23,405,387	$21,088,891
9,873,572	12,742,226	3,361,053	3,932,199	2,888,060
$19.31	$34.14	$24.38	$5.95	$7.30

$27,851,053	$54,499,044	$17,283,594	$—	$—
1,443,125	1,617,534	711,622	—	—
$19.30	$33.69	$24.29	$—	$—

$122,323,592	$499,913,772	$140,166,387	$—	$—
6,350,056	14,964,570	5,796,600	—	—
$19.26	$33.41	$24.18	$—	$—

$335,768,132	$908,920,152	$250,780,012	$22,085,207	$19,766,358

$—	$131	$25,324	$—	$77

$—	$—	$—	$—	$—

67

Anchor Series Trust

STATEMENT OF OPERATIONS — December 31, 2011

	Government & Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$4,321,112
Interest (unaffiliated)	30,726,422	4,366,608

Total investment income*	30,726,422	8,687,720

EXPENSES:
Investment advisory and management fees	5,845,216	1,563,825
Service fee
Class 2	109,381	29,215
Class 3	1,826,008	92,561
Custodian and accounting fees	288,496	185,474
Reports to shareholders	355,774	83,097
Audit and tax fees	39,238	35,347
Legal fees	83,682	28,511
Trustees’ fees and expenses	39,891	9,040
Interest expense	—	—
Other expenses	25,706	22,996

Total expenses before fee waivers, expense reimbursements, custody credits and fees paid indirectly	8,613,392	2,050,066
Custody credits earned on cash balances	(437)	(39)
Fees paid indirectly (Note 4)	—	(3,068)

Net expenses	8,612,955	2,046,959

Net investment income (loss)	22,113,467	6,640,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	23,980,154	9,106,850
Net realized gain (loss) on futures contracts and options contracts	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(2,299)

Net realized gain (loss) on investments and foreign currencies	23,980,154	9,104,551

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	25,768,880	(13,509,181)
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,937)
Change in unrealized appreciation (depreciation) on securities sold short	(1,484)	—

Net unrealized gain (loss) on investments and foreign currencies	25,767,396	(13,511,118)

Net realized and unrealized gain (loss) on investments and foreign currencies	49,747,550	(4,406,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,861,017	$2,234,194

* Net of foreign withholding taxes on interest and dividends of	$—	$141,711

** Net of foreign withholding taxes on capital gains of	$—	$4,162

See Notes to Financial Statements

68

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi- Asset Portfolio	Strategic Multi-Asset Portfolio

$142,916	$5,359,572	$6,575,223	$5,142,072	$265,560	$308,192
107	30,027	17,279	4,752	285,056	218,236

143,023	5,389,599	6,592,502	5,146,824	550,616	526,428

60,869	2,837,823	8,039,009	2,216,346	255,627	236,830

—	48,923	101,001	33,263	—	—
—	346,337	1,370,138	410,721	—	—
35,211	135,526	318,960	149,241	49,405	89,405
3,389	159,896	422,267	97,919	8,272	8,313
33,079	33,075	33,079	33,079	34,625	41,489
12,953	39,733	92,232	45,325	13,779	13,314
153	14,994	43,004	11,318	652	611
—	—	1,248	39	—	6
12,930	23,783	43,848	23,083	11,818	16,098

158,584	3,640,090	10,464,786	3,020,334	374,178	406,066
(1)	(3)	(45)	(26)	(2)	(2)
(172)	(9,428)	(56,757)	(10,499)	(350)	(768)

158,411	3,630,659	10,407,984	3,009,809	373,826	405,296

(15,388)	1,758,940	(3,815,482)	2,137,015	176,790	121,132

819,344	42,821,143	133,458,713	19,435,612	1,683,868	2,032,616
—	—	(80,934)	—	(81,470)	(5,392)
2	23	(63,950)	(10,863)	3	(147,077)

819,346	42,821,166	133,313,829	19,424,749	1,602,401	1,880,147

(1,275,095)	(68,105,299)	(200,630,497)	(82,886,026)	(2,123,005)	(3,080,051)
—	—	—	—	30,921	21,611
(1)	—	7,009	260	(1)	223,778
—	—	—	—	—	—

(1,275,096)	(68,105,299)	(200,623,488)	(82,885,766)	(2,092,085)	(2,834,662)

(455,750)	(25,284,133)	(67,309,659)	(63,461,017)	(489,684)	(954,515)

$(471,138)	$(23,525,193)	$(71,125,141)	$(61,324,002)	$(312,894)	$(833,383)

$1,173	$42,520	$255,879	$371,016	$2,090	$13,539

$—	$—	$—	$—	$—	$—

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the year ended December 31, 2011	For the year ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,113,467	$29,089,740
Net realized gain (loss) on investments and foreign currencies	23,980,154	11,406,150
Net unrealized gain (loss) on investments and foreign currencies	25,767,396	13,363,179

Net increase (decrease) in net assets resulting from operations	71,861,017	53,859,069

Distributions to shareholders from:
Net investment income — Class 1	(8,241,293)	(12,763,727)
Net investment income — Class 2	(2,079,959)	(3,318,467)
Net investment income — Class 3	(21,627,032)	(26,553,766)
Net realized gain on securities — Class 1	(1,156,069)	—
Net realized gain on securities — Class 2	(310,372)	—
Net realized gain on securities — Class 3	(3,285,325)	—

Total distributions to shareholders	(36,700,050)	(42,635,960)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(86,321,986)	(54,078,726)

Total increase (decrease) in net assets	(51,161,019)	(42,855,617)

NET ASSETS:
Beginning of period	1,115,164,375	1,158,019,992

End of period†	$1,064,003,356	$1,115,164,375

† Includes accumulated undistributed net investment income (loss)	$23,310,169	$31,913,416

See Notes to Financial Statements

70

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

$6,640,761	$6,326,367	$(15,388)	$3,009	$1,758,940	$2,409,757
9,104,551	18,127,123	819,346	607,778	42,821,166	52,601,019
(13,511,118)	6,894,648	(1,275,096)	413,136	(68,105,299)	463,628

2,234,194	31,348,138	(471,138)	1,023,923	(23,525,193)	55,474,404

(4,882,721)	(5,056,293)	(2,798)	(4,719)	(1,601,067)	(1,645,063)
(489,289)	(507,706)	—	—	(176,429)	(207,533)
(980,374)	(799,569)	—	—	(628,979)	(734,550)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(6,352,384)	(6,363,568)	(2,798)	(4,719)	(2,406,475)	(2,587,146)

(21,415,768)	(23,866,192)	(1,745,540)	(996,045)	(66,880,491)	(72,552,461)

(25,533,958)	1,118,378	(2,219,476)	23,159	(92,812,159)	(19,665,203)

250,206,889	249,088,511	9,668,609	9,645,450	433,600,214	453,265,417

$224,672,931	$250,206,889	$7,449,133	$9,668,609	$340,788,055	$433,600,214

$6,575,438	$6,307,267	$(629)	$1,985	$1,743,914	$2,391,426

71

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Capital Appreciation Portfolio
	For the year ended December 31, 2011	For the year ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,815,482)	$(2,758,516)
Net realized gain (loss) on investments and foreign currencies	133,313,829	159,624,426
Net unrealized gain (loss) on investments and foreign currencies	(200,623,488)	68,361,735

Net increase (decrease) in net assets resulting from operations	(71,125,141)	225,227,645

Distributions to shareholders from:
Net investment income — Class 1	—	(657,443)
Net investment income — Class 2	—	(11,275)
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	—
Net realized gain on securities — Class 2	—	—
Net realized gain on securities — Class 3	—	—

Total distributions to shareholders	—	(668,718)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(114,937,473)	(149,416,496)

Total increase (decrease) in net assets	(186,062,614)	75,142,431

NET ASSETS:
Beginning of period	1,175,476,760	1,100,334,329

End of period†	$989,414,146	$1,175,476,760

† Includes accumulated undistributed net investment income (loss)	$(22,399)	$(120,304)

See Notes to Financial Statements

72

Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2010

$2,137,015	$1,670,080	$176,790	$292,366	$121,132	$85,306
19,424,749	71,160,161	1,602,401	1,218,616	1,880,147	3,226,281
(82,885,766)	(29,141,787)	(2,092,085)	749,046	(2,834,662)	(283,315)

(61,324,002)	43,688,454	(312,894)	2,260,028	(833,383)	3,028,272

(731,002)	(1,007,821)	(315,655)	(376,567)	(228,704)	—
(111,874)	(180,160)	—	—	—	—
(729,418)	(1,092,609)	—	—	—	—
(25,998,504)	(7,253,115)	—	—	—	—
(5,255,531)	(1,508,496)	—	—	—	—
(40,160,412)	(10,255,225)	—	—	—	—

(72,986,741)	(21,297,426)	(315,655)	(376,567)	(228,704)	—

49,680,724	(23,800,146)	(2,756,275)	(3,244,246)	(3,120,752)	(3,815,367)

(84,630,019)	(1,409,118)	(3,384,824)	(1,360,785)	(4,182,839)	(787,095)

324,036,648	325,445,766	26,790,211	28,150,996	25,271,730	26,058,825

$239,406,629	$324,036,648	$23,405,387	$26,790,211	$21,088,891	$25,271,730

$2,113,814	$1,559,956	$194,741	$313,078	$282,304	$162,312

73

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2011

1.  Organization:    Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company, American General Life Insurance Company of Delaware and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

On November 18, 2011, the Money Market Portfolio was liquidated as approved by the shareholders on September 26, 2011. On February 3, 2011, the Trust filed an Amended and Restated Establishment and Designation of Series with the Secretary of the Commonwealth of Massachusetts reflecting the termination of the Portfolio.

The investment objectives for each Portfolio are as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and high current income by investing at least 65% of total assets in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications:    The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such

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liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2.  Significant Accounting Policies:    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

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Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2011 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables present the value of derivatives held as of December 31, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending December 31, 2011:

Capital Appreciation Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)			Call and put options purchased, at value	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(80,934)	$—

(1)	The Portfolio’s derivative contracts held during the year ended December 31,2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $38,415.

	Multi-Asset Portfolio
Derivative Contracts(1)	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$240
Interest rate contracts (3)(4)	Variation margin on futures contracts	—	Variation margin on futures contracts	859

		$—		$1,099

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(105,283)	$29,596
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	23,813	1,325

		$(81,470)	$30,921

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $745,990.
(3)	The average value outstanding for interest rate futures was $562,006.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,715) as reported in the Portfolio of Investments.

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	Strategic Multi-Asset Portfolios
Derivative Contracts(1)	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(5)	Variation margin on futures contracts	$3,854	Variation margin on futures contracts	$—
Interest rate contracts (3)(5)	Variation margin on futures contracts	(344)	Variation margin on futures contracts	—
Foreign exchange contracts (4)	Unrealized appreciation on forward foreign currency contracts	202,228	Unrealized depreciation on forward foreign currency contracts	90,851

		$205,738		$90,851

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(5,809)	$19,827
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	417	1,784
Foreign exchange contracts (4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(140,423)	230,919

		$(145,815)	$252,530

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $735,778.
(3)	The average value outstanding for interest rate futures was $508,584.
(4)	The average notional amount outstanding for forward foreign currency contracts was $27,059,533.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,968 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocation, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the year ended December 31, 2011, the Strategic Multi-Asset Portfolios used forward currency contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of December 31, 2011, Strategic Multi-Asset Portfolio has open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

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Futures Contracts:    Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended December 31, 2011, the Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of December 31, 2011, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract and the daily fluctuation in the value of the initial margin requirement. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Portfolios since the futures are generally exchange-traded.

At December 31, 2011, the due from broker as disclosed in the Statement of Assets and Liabilities for the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended December 31, 2011, the Capital Appreciation Portfolio used option contracts to seek protection against a decline in value of the Portfolio’s securities. As of December 31, 2011, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

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Repurchase Agreements

The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of December 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities:

Portfolio	Percentage Interest	Principal Amount
Government and Quality Bond	38.37%	$70,770,000
Growth and Income	0.02	45,000
Growth	1.40	2,585,000
Capital Appreciation	0.79	1,450,000
Natural Resources	1.13	2,085,000
Multi-Asset	0.34	635,000
Strategic Multi-Asset	0.15	285,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $184,445,000, a repurchase price of $184,445,103, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.25%	10/31/2015	$166,898,000	$172,035,329
U.S. Treasury Notes	1.38%	11/30/2015	15,946,000	16,511,585

As of December 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Interest	Principal Amount
Government and Quality Bond	38.41%	$51,920,000
Growth and Income	0.02	25,000
Growth	1.39	1,880,000
Capital Appreciation	0.78	1,050,000
Natural Resources	1.12	1,520,000
Multi-Asset	0.34	460,000
Strategic Multi-Asset	0.15	200,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $135,185,000, a repurchase price of $135,185,300, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	5.38%	02/15/2031	$95,542,100	$137,805,148

As of December 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Interest	Principal Amount
Government and Quality Bond	38.42%	$17,050,000
Growth and Income	0.01	5,000
Growth	1.39	615,000
Capital Appreciation	0.78	345,000
Natural Resources	1.13	500,000
Multi-Asset	0.34	150,000
Strategic Multi-Asset	0.15	65,000

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As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $44,380,000, a repurchase price of $44,380,025, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	07/31/2016	$43,874,000	$45,647,141

As of December 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Interest	Principal Amount
Government and Quality Bond	38.40%	$57,520,000
Growth and Income	0.02	30,000
Growth	1.39	2,085,000
Capital Appreciation	0.78	1,165,000
Natural Resources	1.12	1,685,000
Multi-Asset	0.34	510,000
Strategic Multi-Asset	0.15	220,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated December 30, 2011, bearing interest at a rate of 0.03% per annum, with a principal amount of $149,780,000, a repurchase price of $149,780,499, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	4.50%	08/15/2039	$114,440,000	$153,067,388

As of December 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Interest	Principal Amount
Government and Quality Bond	38.41%	$57,265,000
Growth and Income	0.02	30,000
Growth	1.39	2,075,000
Capital Appreciation	0.78	1,160,000
Natural Resources	1.12	1,675,000
Multi-Asset	0.34	505,000
Strategic Multi-Asset	0.15	220,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $149,105,000, a repurchase price of $149,105,166, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	1/31/2014	$147,082,400	$152,611,227

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Mortgage-Backed Dollar Rolls

During the year ended December 31, 2011, the Government and Quality Bond Portfolio, Asset Allocation Portfolio and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Asset Allocation Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs. For the year ended December 31, 2011, the Government and Quality Bond Portfolio, Asset Allocation Portfolio and Multi-Asset Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $11,251,608, $59,290 and $102,720, respectively.

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. Distributions received from the Portfolios’ investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital,” which is recorded by the Portfolios as a reduction to the cost basis of the securities held. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2008.

New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

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The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

3.  Investment Advisory Agreement and Other Transactions with Affiliates:    The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

Multi-Asset		$0-$200 million	1.000%
Strategic Multi-Asset	>	$200 million	.875%
	>	$500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Growth		$0-$50 million	.325%
Growth and Income	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

Multi-Asset		$0-$50 million	.250%
	>	$50 million	.175%
	>	$150 million	.150%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

For the year ended December 31, 2011, SAAMCo accrued fees of $21,055,545 from the which SAAMCo informed the Trust that $14,485,113 was retained and $6,570,432 was paid to Wellington Management and EDGE, collectively.

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Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

4.  Expense Reductions:    Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the year ended December 31, 2011, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$3,068
Growth and Income	172
Growth	9,428
Capital Appreciation	56,757
Natural Resources	10,499
Multi-Asset	350
Strategic Multi-Asset	768

5.  Securities Transactions:    The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2011 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$35,676,981	$89,402,362	$5,935,151	$328,270,100	$1,025,551,018	$260,236,968	$12,003,252	$26,350,634
Sales (excluding U.S. government securities)	104,102,257	103,534,159	7,694,463	401,751,939	1,171,848,622	286,034,557	14,307,569	29,253,263
Purchases of U.S. government securities	429,432,714	13,499,967	—	—	—	—	1,133,316	1,063,090
Sales of U.S. government securities	419,758,366	16,538,204	—	—	—	—	2,861,213	1,468,176

6.  Federal Income Taxes:    The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For the Year Ended December 31, 2011
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$33,614,462	$6,005,083	$51,412,315	$31,993,891	$4,706,159
Asset Allocation	6,645,564	(11,600,954)	10,338,565	6,352,384	—
Growth and Income	—	(1,591,290)	14,387	2,798	—
Growth	1,755,885	(81,787,574)	(11,599,820)	2,406,475	—
Capital Appreciation	—	46,194,674	63,591,019	—	—
Natural Resources	3,363,880	20,886,953	(23,221,746)	14,694,218	58,292,523
Multi-Asset	198,946	(2,892,514)	535,292	315,655	—
Strategic Multi-Asset	527,384	(540,135)	(17,875)	228,704	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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	For the Year Ended December 31, 2010
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$42,635,960	$—
Asset Allocation	6,363,568	—
Growth and Income Fund	4,719	—
Growth Portfolio	2,587,146	—
Capital Appreciation	668,718	—
Natural Resources	2,280,590	19,016,836
Multi-Asset Portfolio	376,567	—
Strategic Multi-Asset	—	—

As of December 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward			Unlimited
Fund	2016	2017	2018	ST	LT
Government and Quality Bond	$—	$—	$—	$—	$—
Asset Allocation	—	11,600,954	—	—	—
Growth and Income	—	1,591,290	—	—	—
Growth	—	81,787,574	—	—	—
Capital Appreciation	—	—	—	—	—
Natural Resources	—	—	—	—	—
Multi-Asset	—	2,892,514	—	—	—
Strategic Multi-Asset	—	540,135	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2011.

Portfolio	Capital Loss Carryforward Utilized
Government & Quality Bond	$—
Asset Allocation	6,626,352
Growth and Income Fund	576,061
Growth Portfolio	30,180,590
Capital Appreciation	85,933,974
Natural Resources	—
Multi-Asset Portfolio	1,030,781
Strategic Multi-Asset	1,975,835

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2011, the Portfolios elected to defer specified ordinary losses and capital losses as follows:

Portfolio	Deferred Specified Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Government and Quality Bond	$—	$—	$—
Asset Allocation	—	595,450	—
Growth and Income	—	39,735	—
Growth	—	2,542,555	—
Capital Appreciation	—	—	—
Natural Resources	—	—	—
Multi-Asset	—	57,272	—
Strategic Multi-Asset	—	419,665	—

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For the year ended December 31, 2011, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, partnership investments, net operating losses, principal paydown adjustments, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Government & Quality Bond	$1,231,570	$(1,231,570)	$—
Asset Allocation	(20,206)	20,206	—
Growth and Income Fund	15,572	(2)	(15,570)
Growth Portfolio	23	(23)	—
Capital Appreciation	3,913,387	62,633	(3,976,020)
Natural Resources	(10,863)	10,863	—
Multi-Asset Portfolio	20,528	(20,528)	—
Strategic Multi-Asset	227,564	(227,564)	—

As of December 31, 2011, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$89,256,698	$(37,842,899)	$51,413,799	$1,212,999,247
Asset Allocation	18,979,036	(8,640,611)	10,338,425	214,866,445
Growth and Income	475,350	(460,963)	14,387	7,444,085
Growth	13,363,965	(24,963,785)	(11,599,820)	354,050,456
Capital Appreciation	128,336,760	(64,745,740)	63,591,020	918,172,887
Natural Resources	11,754,728	(34,977,260)	(23,222,532)	261,331,090
Multi-Asset	1,455,297	(920,006)	535,291	24,824,820
Strategic Multi-Asset	881,583	(905,834)	(24,251)	20,977,692

Note 7.  Capital Share Transactions:    Transactions in capital shares of each class of each fund were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	2,163,095	$33,506,560	2,459,256	$37,849,645	478,275	$7,335,789	566,533	$8,701,788
Reinvested dividends	610,328	9,397,362	839,851	12,763,727	155,250	2,390,331	218,434	3,318,467
Shares redeemed.	(5,788,638)	(88,895,747)	(6,463,737)	(99,094,586)	(1,553,004)	(23,771,455)	(1,921,354)	(29,405,963)

Net increase (decrease)	(3,015,215)	$(45,991,825)	(3,164,630)	$(48,481,214)	(919,479)	$(14,045,335)	(1,136,387)	$(17,385,708)

	Government and Quality Bond Portfolio
	Class 3
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	12,471,628	$191,481,844	12,057,605	$183,983,552
Reinvested dividends	1,621,734	24,912,357	1,750,864	26,553,766
Shares redeemed.	(15,815,760)	(242,679,027)	(12,964,822)	(198,749,122)

Net increase (decrease)	(1,722,398)	$(26,284,826)	843,647	$11,788,196

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	685,389	$9,146,825	784,713	$9,795,426	181,229	$2,394,902	110,194	$1,364,035
Reinvested dividends	388,338	4,882,721	417,051	5,056,293	38,972	489,289	41,944	507,706
Shares redeemed.	(2,905,892)	(38,723,605)	(2,843,716)	(35,206,953)	(359,322)	(4,807,691)	(511,276)	(6,251,683)

Net increase (decrease)	(1,832,165)	$(24,694,059)	(1,641,952)	$(20,355,234)	(139,121)	$(1,923,500)	(359,138)	$(4,379,942)

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	Asset Allocation Portfolio
	Class 3
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	1,203,750	$15,956,574	745,313	$9,172,120
Reinvested dividends	78,272	980,374	66,172	799,569
Shares redeemed.	(887,656)	(11,735,157)	(737,531)	(9,102,705)

Net increase (decrease)	394,366	$5,201,791	73,954	$868,984

	Growth and Income Portfolio
	Class 1
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	39,199	$308,378	38,725	$290,673
Reinvested dividends	386	2,798	675	4,719
Shares redeemed.	(260,385)	(2,056,716)	(179,258)	(1,291,437)

Net increase (decrease)	(220,800)	$(1,745,540)	(139,858)	$(996,045)

	Growth Portfolio
	Class 1				Class 2
	For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	467,975	$9,541,784	485,978	$9,019,983	59,241	$1,158,399	93,643	$1,706,867
Reinvested dividends	86,209	1,601,067	92,092	1,645,063	9,499	176,429	11,621	207,533
Shares redeemed.	(2,467,129)	(50,137,342)	(2,874,430)	(53,627,729)	(416,032)	(8,571,673)	(437,687)	(8,172,656)

Net increase (decrease)	(1,912,945)	$(38,994,491)	(2,296,360)	$(42,962,683)	(347,292)	$(7,236,845)	(332,423)	$(6,258,256)

	Growth Portfolio
	Class 3
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	726,662	$14,057,162	462,473	$8,400,219
Reinvested dividends	33,916	628,979	41,201	734,550
Shares redeemed.	(1,736,862)	(35,335,296)	(1,726,362)	(32,466,291)

Net increase (decrease)	(976,284)	$(20,649,155)	(1,222,688)	$(23,331,522)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	973,416	$37,172,696	852,180	$27,049,254	132,629	$4,933,508	100,583	$3,136,553
Reinvested dividends	—	—	21,539	657,443	—	—	374	11,275
Shares redeemed.	(3,388,653)	(127,866,858)	(3,565,577)	(111,955,761)	(500,955)	(18,611,144)	(598,386)	(18,610,684)

Net increase (decrease)	(2,415,237)	$(90,694,162)	(2,691,858)	$(84,249,064)	(368,326)	$(13,677,636)	(497,429)	$(15,462,856)

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	Capital Appreciation Portfolio
	Class 3
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	3,353,051	$121,760,291	1,937,050	$60,057,860
Reinvested dividends	—	—	—	—
Shares redeemed.	(3,562,987)	(132,325,966)	(3,477,393)	(109,762,436)

Net increase (decrease)	(209,936)	$(10,565,675)	(1,540,343)	$(49,704,576)

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	237,652	$8,877,411	291,595	$11,384,882	64,149	$2,244,405	73,059	$2,814,853
Reinvested dividends	1,030,827	26,729,506	237,390	8,260,936	207,726	5,367,405	48,667	1,688,656
Shares redeemed.	(799,726)	(28,407,466)	(903,752)	(34,487,736)	(145,713)	(5,457,203)	(209,569)	(8,021,023)

Net increase (decrease)	468,753	$7,199,451	(374,767)	$(14,841,918)	126,162	$2,154,607	(87,843)	$(3,517,514)

	Natural Resources Portfolio
	Class 3
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	1,456,468	$48,822,183	798,065	$30,577,684
Reinvested dividends	1,589,011	40,889,830	327,964	11,347,834
Shares redeemed.	(1,364,431)	(49,385,347)	(1,239,805)	(47,366,232)

Net increase (decrease)	1,681,048	$40,326,666	(113,776)	$(5,440,714)

	Multi-Asset Portfolio
	Class 1
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	56,552	$348,032	34,172	$200,561
Reinvested dividends	54,728	315,655	66,846	376,567
Shares redeemed.	(569,850)	(3,419,962)	(663,477)	(3,821,374)

Net increase (decrease)	(458,570)	$(2,756,275)	(562,459)	$(3,244,246)

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold.	77,549	$606,728	66,179	$458,746
Reinvested dividends	31,687	228,704	—	—
Shares redeemed.	(516,799)	(3,956,184)	(610,450)	(4,274,113)

Net increase (decrease)	(407,563)	$(3,120,752)	(544,271)	$(3,815,367)

8.  Trustees’ Retirement Plan:    The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

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As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of December 31, 2011
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$14,228	$1,577	$4,068
Asset Allocation	3,168	347	907
Growth and Income	629	15	199
Growth	11,972	599	3,676
Capital Appreciation	22,397	1,595	6,711
Natural Resources	2,914	434	794
Multi-Asset	2,373	37	758
Strategic Multi-Asset	1,622	37	514

9.  Lines of Credit:    The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the years ended December 31, 2011, the following Portfolios had borrowings:

Portfolios	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	12	$1,248	$2,637,574	1.41%
Natural Resources	1	39	1,005,943	1.39
Strategic-Multi Asset	1	6	163,636	1.39

At December 31, 2011, there were no borrowings outstanding.

10.  Interfund Lending Agreement:    Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the years ended December 31, 2011, none of the Portfolios participated in the program.

11.  Investment Concentration:    All Portfolios may invest in foreign securities and all portfolios may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Strategic Multi-Asset Portfolio, which had 9.6% of its net assets invested in securities domiciled in the United Kingdom.

Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the years ended December 31, 2011, the Portfolios had 43.0%, 13.6%, and 18.8%, respectively, of their net assets invested in such securities.

88

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/07	$14.71	$0.72	$0.20	$0.92	$(0.58)	$—	$—	$(0.58)	$15.05	6.33%	$419,351	0.59%	4.80%	41%
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	—	(0.63)	15.06	4.29	412,438	0.59	4.32	87
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61	3.82	71
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59	2.75	66
12/31/11	15.07	0.35	0.71	1.06	(0.49)	—	(0.07)	(0.56)	15.57	7.09	260,025	0.62	2.24	44

Government and Quality Bond Portfolio Class 2
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	—	(0.55)	15.04	6.18	125,766	0.74	4.65	41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74	4.17	87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76	3.67	71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74	2.60	66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	—	(0.07)	(0.53)	15.56	6.89	68,974	0.77	2.09	44

Government and Quality Bond Portfolio Class 3
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	—	(0.54)	15.01	6.02	626,704	0.84	4.54	41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84	4.07	87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86	3.55	71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84	2.50	66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	—	(0.07)	(0.53)	15.52	6.78	735,004	0.87	1.99	44

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/07	$16.14	$0.40	$0.94	$1.34	$(0.49)	$—	$(0.60)	$(1.09)	$16.39	8.47%	$311,693	0.69%	2.39%	71%
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	—	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71	2.70	48
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78	2.73	46
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76	2.64	65
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	—	(0.37)	13.03	0.93	167,345	0.80	2.82	44

Asset Allocation Portfolio Class 2
12/31/07	16.11	0.37	0.94	1.31	(0.46)	—	(0.60)	(1.06)	16.36	8.34	32,643	0.84	2.24	71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86	2.56	48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93	2.58	46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91	2.49	65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	—	(0.35)	13.00	0.76	18,303	0.95	2.67	44

Asset Allocation Portfolio Class 3
12/31/07	16.09	0.35	0.94	1.29	(0.45)	—	(0.60)	(1.05)	16.33	8.19	38,386	0.94	2.13	71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96	2.47	48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03	2.47	46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01	2.40	65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	—	(0.34)	12.97	0.64	39,025	1.06	2.58	44

Growth and Income Portfolio Class 1
12/31/07	11.03	0.04	1.07	1.11	(0.07)	—	(1.36)	(1.43)	10.71	10.23	15,745	1.15	0.33	85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40	0.33	122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66	0.08	94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	(0.00)	8.01	11.93	9,669	1.56	0.03	67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	—	(0.00)	7.55	(5.71)	7,449	1.82	(0.18)	69

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11
Asset Allocation Portfolio Class 1	0.01%	0.02%	0.02%	0.01%	0.00%
Asset Allocation Portfolio Class 2	0.01	0.02	0.02	0.01	0.00
Asset Allocation Portfolio Class 3	0.01	0.02	0.02	0.01	0.00
Growth and Income Portfolio Class 1	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

Growth Portfolio Class 1
12/31/07	$28.77	$0.16	$2.74	$2.90	$(0.22)	$—	$(3.39)	$(3.61)	$28.06	10.21%	$482,934	0.72%	0.53%	120%
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	—	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74	0.73	134
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80	0.75	100
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78	0.66	82
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	—	(0.15)	19.31	(6.21)	190,613	0.83	0.55	84

Growth Portfolio Class 2
12/31/07	28.74	0.12	2.73	2.85	(0.18)	—	(3.39)	(3.57)	28.02	10.03	72,714	0.87	0.38	120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89	0.58	134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95	0.60	100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93	0.51	82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	—	(0.12)	19.30	(6.40)	27,851	0.98	0.39	84

Growth Portfolio Class 3
12/31/07	28.69	0.09	2.73	2.82	(0.15)	—	(3.39)	(3.54)	27.97	9.95	232,079	0.97	0.28	120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99	0.49	134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05	0.50	100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03	0.41	82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	—	(0.10)	19.26	(6.52)	122,324	1.08	0.30	84

Capital Appreciation Portfolio Class 1
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	—	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75	(0.12)	133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75	(0.06)	129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77	0.16	187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75	(0.14)	96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	—	34.14	(7.05)	435,001	0.79	(0.19)	91

Capital Appreciation Portfolio Class 2
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	—	(5.32)	(5.42)	45.89	27.49	143,365	0.90	(0.27)	133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89	(0.21)	129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92	0.01	187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90	(0.29)	96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	—	33.69	(7.19)	54,499	0.94	(0.34)	91

Capital Appreciation Portfolio Class 3
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	—	(5.32)	(5.39)	45.72	27.35	641,504	1.00	(0.37)	133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00	(0.31)	129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02	(0.09)	187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00	(0.38)	96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	—	33.41	(7.27)	499,914	1.04	(0.45)	91

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11
Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.00%	0.00%
Growth Portfolio Class 2	0.01	0.01	0.01	0.00	0.00
Growth Portfolio Class 3	0.01	0.01	0.01	0.00	0.00
Capital Appreciation Class 1	0.01	0.01	0.03	0.01	0.01
Capital Appreciation Class 2	0.01	0.01	0.03	0.01	0.01
Capital Appreciation Class 3	0.01	0.01	0.02	0.01	0.01

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Natural Resources Portfolio Class 1
12/31/07	$52.72	$0.51	$20.19	$20.70	$(0.72)	$—	$(3.18)	$(3.90)	$69.52	40.20%	$274,175	0.81	%(3)	0.82	%(3)	25%
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	—	(11.11)	(11.66)	27.22	(49.79)	95,709	0.82	(3)	0.88	(3)	12
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05	130,566	0.82		0.96		15
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20 (4)	123,891	0.82	(3)	0.70	(3)	82
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	—	(10.11)	(10.39)	24.38	(20.27)	81,957	0.87	(3)	0.87	(3)	89

Natural Resources Portfolio Class 2
12/31/07	52.59	0.42	20.13	20.55	(0.65)	—	(3.18)	(3.83)	69.31	39.98	51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01 (4)	24,994	0.97	(3)	0.55	(3)	82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	—	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02	(3)	0.72	(3)	89

Natural Resources Portfolio Class 3
12/31/07	52.48	0.35	20.09	20.44	(0.60)	—	(3.18)	(3.78)	69.14	39.85	216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93 (4)	175,152	1.07	(3)	0.45	(3)	82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	—	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12	(3)	0.62	(3)	89

Multi-Asset Portfolio Class 1
12/31/07	7.36	0.12	0.49	0.61	(0.15)	—	(0.56)	(0.71)	7.26	8.44	43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00	26,790	1.34	(3)	1.09	(3)	53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	—	(0.08)	5.95	(1.17)	23,405	1.46	(3)	0.69	(3)	53

Strategic Multi-Asset Portfolio Class 1
12/31/07	9.46	0.10	1.42	1.52	—	—	(0.83)	(0.83)	10.15	16.79	39,034	1.46	(3)	0.09	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96	25,272	1.55	(3)	0.34	(3)	99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	—	(0.08)	7.30	(3.81)	21,089	1.71	(3)	0.51	(3)	120

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11
Natural Resources Portfolio Class 1	0.00%	0.00%	—%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	—	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	—	0.00	0.00
Multi-Asset Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.00	0.00	0.01	0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

92

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the eight portfolios constituting Anchor Series Trust (hereafter referred to as the “Trust”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, and the application of alternative procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

February 28, 2012

93

ANCHOR SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETING

December 31, 2011 — (unaudited)

At a joint special meeting of shareholders held on September 26, 2011, the shareholders of Anchor Series Trust, as of July 29, 2011, were asked to vote on the following proposals:

1.	Election of six (6) Trustees to the Board.

Final Vote:

	For	Against	Total
Judith L. Craven	149,192,006.642	8,380,832.438	157,572,839.080
William F. Devin	149,323,737.519	8,249,101.561	157,572,839.080
Richard W. Grant	149,425,997.889	8,146,841.191	157,572,839.080
Stephen J. Gutman	149,149,494.054	8,423,345.026	157,572,839.080
Peter A. Harbeck	149,254,972.486	8,317,866.594	157,572,839.080
William J. Shea	149,359,474.978	8,213,364.102	157,572,839.080

2.	Amendment and restatement of the Trust’s Declaration of Trust.

2A.	Amendment to the Declaration of Trust to Permit the Board to make future amendments to the Declaration of Trust without shareholder approval.

Final Vote:

For	Against	Abstain	Total
124,250,149.634	27,786,847.639	5,535,841.807	157,572,839.080

2B.	Amendment to the Declaration of Trust to permit reorganizations of Anchor Series Trust, a portfolio or a class without shareholder approval.

Final Vote:

For	Against	Abstain	Total
125,448,183.049	25,827,447.932	6,297,208.100	157,572,839.080

2C.	Amendment to the Declaration of Trust to permit involuntary redemption of shares in certain circumstances.

Final Vote:

For	Against	Abstain	Total
126,476,473.931	24,070,820.351	7,025,544.798	157,572,839.080

2D.	Amendment to the Declaration of Trust to effect certain other changes to the Declaration of Trust.

Final Vote:

For	Against	Abstain	Total
126,208,577.048	22,382,874.494	8,981,387.538	157,572,839.080

3.	Adoption of a “manager-of-managers” arrangement for certain Portfolios, pursuant to which SunAmerica Asset Management Corp., the Portfolios’ investment adviser, could retain subadvisers for the applicable Portfolios without shareholder approval.

Final Vote:

	For	Against	Abstain	Total
Capital Appreciation Portfolio	24,726,948.950	4,137,298.597	1,289.096.129	30,153,343.676
Government and Quality Bond Portfolio	59,069,152.936	7,475,312.499	2,462,477.498	69,006,942.933
Growth and Income Portfolio	771,865.618	280,259.950	2,835.909	1,054,961.477
Growth Portfolio	15,593,460.684	2,522,412.923	620,269.794	18,736,143.401
Multi-Asset Portfolio	3,188,663.491	778,747.047	160,041.562	4,127,452.100
Natural Resources Portfolio	5,712,112.617	1,215,161.866	286,086.676	7,213,361.159
Strategic Multi-Asset Portfolio	2,419,908.571	351,315.012	236,051.441	3,007,275.024

94

ANCHOR SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETING

December 31, 2011 — (unaudited) — (continued)

4.	Adoption of a plan of liquidation for the Money Market Portfolio. (Voted on by the Money Market Portfolio.)

Final Vote:

	For	Against	Abstain	Total
Money Market Portfolio	4,589,170.427	1,218,753.260	846,759.693	6,654,683.380

5.	To approve changes to certain of the fundamental policies of certain of the Portfolios, as follows:

5A.	Removal of the fundamental policy requiring shareholder approval of changes to investment goals or principal investment strategies for certain Portfolios.

Final Vote:

	For	Against	Abstain	Total
Asset Allocation Portfolio	14,272,868.690	2,675,574.260	670,232.980	17,618,675.930
Capital Appreciation Portfolio	23,776,051.110	4,981,042.264	1,396,250.302	30,153,343.676
Government and Quality Bond Portfolio	57,046,043.935	9,272,033.548	2,688,865.449	69,006,942.932
Growth and Income Portfolio	723,666.505	329,210.540	2,084.432	1,054,961.477
Growth Portfolio	15,041,014.072	3,072,652.994	622,476.335	18,736,143.401
Multi-Asset Portfolio	2,679,499.911	1,029,434.960	418,517.229	4,127,452.100
Natural Resources Portfolio	5,555,214.682	1,419,033.880	239,112.597	7,213,361.159
Strategic Multi-Asset Portfolio	2,219,493.024	616,201.166	171,580.834	3,007,275.024

5B.	Amendment of the Natural Resources Portfolio’s fundamental policy regarding concentration of investments.

Final Vote:

	For	Against	Abstain	Total
Natural Resources Portfolio	5,968,740.102	879,329.061	365,291.996	7,213,361.159

5C.	Amendment of the fundamental policy regarding diversification of investments for certain Portfolios.

Final Vote:

	For	Against	Abstain	Total
Capital Appreciation Portfolio	25,240,587.837	3,069,283.752	1,843,472.087	30,153,343.676
Government and Quality Bond Portfolio	60,283,900.137	5,336,554.573	3,386,488.223	69,006,942.933
Growth and Income Portfolio	877,047.678	177,044.435	869.364	1,054,961.477
Growth Portfolio	15,826,995.844	1,813,653.204	1,095,494.354	18,736,143.401
Multi-Asset Portfolio	3,072,424.637	545,426.141	509,601.322	4,127,452.100
Natural Resources Portfolio	6,074,848.466	768,286.506	370,226.187	7,213,361.159
Strategic Multi-Asset Portfolio	2,417,677.123	395,190.311	194,407.590	3,007,275.024

95

ANCHOR SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETING

December 31, 2011 — (unaudited) — (continued)

5D.	Removal of the fundamental policy regarding investing in other investment companies for certain Portfolios.

Final Vote:

	For	Against	Abstain	Total
Capital Appreciation Portfolio	24,521,691.600	3,739,592.791	1,892,059.284	30,153,343.675
Government and Quality Bond Portfolio	59,109,203.514	6,235,862.656	3,661,876.763	69,006,942.933
Growth and Income Portfolio	804,366.213	249,718.888	876.376	1,054,961.477
Growth Portfolio	15,431,255.402	2,261,814.656	1,043,073.343	18,736,143.401
Multi-Asset Portfolio	2,697,386.879	942,097.482	487,967.739	4,127,452.100
Strategic Multi-Asset Portfolio	2,370,135.585	404,390.194	232,729.246	3,007,275.024

5E.	Removal of the fundamental policy restricting certain Portfolios from purchasing securities of companies when securities issued by such companies are beneficially owned by certain affiliated persons of the Trust in certain circumstances.

Final Vote:

	For	Against	Abstain	Total
Capital Appreciation Portfolio	23,778,596.387	4,674,157.776	1,700,589.513	30,153,343.676
Government and Quality Bond Portfolio	57,710,827.734	8,285,187.587	3,010,927.612	69,006,942.933
Growth and Income Portfolio	750,402.154	303,689.959	869.364	1,054,961.477
Growth Portfolio	14,960,569.075	3,043,137.918	732,436.409	18,736,143.401
Multi-Asset Portfolio	2,530,215.171	997,775.034	599,461.895	4,127,452.100
Natural Resources Portfolio	5,580,017.437	1,365,552.018	267,791.704	7,213,361.159
Strategic Multi-Asset Portfolio	2,320,756.801	463,874.540	222,643.684	3,007,275.024

96

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 66	Trustee	2011 to present	Retired.	87	Director, Belo Corporation (1992 to Present); Director Sysco Corporation (1996 to Present); Director, Luby’s Inc. (1998 to Present).

William F. Devin Age: 73	Trustee	2011 to present	Retired.	83	Director, Boston Options Exchange (2001 to 2010).

Richard W. Grant Age: 66	Chairman of the Board	2011-present	Retired. Prior to that, Attorney and Partner Morgan Lewis and Brockius LLP (1989-2011)	35	None

Stephen J. Gutman Age: 68	Trustee	1986-present	Vice President and Associate Broker, Corcoran Group (Real Estate) (2003 to present); President and Member of Managing Directors, Beau Brummel — Soho LLC (Licensing of menswear specialty retailing) (1995 to 2009); President, SJG Marketing, Inc. (2009 to present).	35	None

William J. Shea Age: 64	Trustee	2004-present	Executive Chairman, Lucid, Inc. (Medical Technology and Information, 2007 to present); Managing Partner, DLB Capital, LLC (Private Equity) (2006 to 2007).	35	Chairman of the Board, Royal and SunAlliance U.S.A., Inc. (2004 to 2006); Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoullas Supermarkets (1999 to present); Director, NASDAQ OMX BX.
Interested Trustee

Peter A. Harbeck(4) Age: 58	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, SunAmerica Capital Services, Inc. (“SACS”), (1993 to present.); Chairman, Advisor Group, Inc. (2004 to present).	83	None
Officers

John T. Genoy Age: 43	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A

Donna M. Handel Age: 45	Treasurer	2002-present	Senior Vice President, SAAMCo (2004 to present).	N/A	N/A

Gregory N. Bressler Age: 45	Secretary and Chief Legal Officer	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present).	N/A	N/A

97

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

James Nichols Age: 45	Vice President	2006-present	Director, President and CEO, SACS (2006 to present); Senior Vice President, SACS (2002 to 2006); Senior Vice President SAAMCo (2002 to present).	N/A	N/A

Katherine Stoner 55	Vice President and Chief Compliance Officer	2011 to Present	Vice President, SunAmerica (2011 to present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”), Western National Life Insurance Company (“WNL”) and American General Distributors, Inc. (2006 to present); Deputy General Counsel and Secretary, VALIC and WNIL (2007 to May 2011); Vice President, VALIC Financial Advisors, Inc. (2010 to 2011) and VALIC Retirement Services Company (2010 to present).	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, Texas 77019 Age: 46	Vice President and Assistant Treasurer	2003-present	Vice President, SAAMCo (2001 to present).	N/A	N/A

Nori L. Gabert SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, Texas 77019 Age: 58	Vice President and Assistant Secretary	2002-present	Vice President and Deputy General Counsel, SAAMCo (2005 to present); Vice President and Associate General Counsel, SAAMCo (2002 to 2005).	N/A	N/A

Matthew J. Hackethal Age: 40	Anti-Money Laundering Compliance Officer	2006 to present	Chief Compliance Officer, SAAMCo (2006 to present); Vice President, Credit Suisse Asset Management LLC (2005 to 2006).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (11 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (36 portfolios), VALIC Company I (33 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (6 portfolios).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.
(4)	Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

98

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and distributions for the taxable year ended December 31, 2011. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011.

During the year ended December 31, 2011 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Government and Quality Bond Portfolio — Class 1	$0.56	$0.49	$—	$0.07	—%
Government and Quality Bond Portfolio — Class 2	0.53	0.46	—	0.07	—
Government and Quality Bond Portfolio — Class 3	0.53	0.46	—	0.07	—
Asset Allocation Portfolio — Class 1	0.37	0.37	—	—	34.18
Asset Allocation Portfolio — Class 2	0.35	0.35	—	—	34.18
Asset Allocation Portfolio — Class 3	0.34	0.34	—	—	34.18
Growth and Income Portfolio — Class 1	0.00	0.00	—	—	100.00
Growth Portfolio — Class 1	0.15	0.15	—	—	100.00
Growth Portfolio — Class 2	0.12	0.12	—	—	100.00
Growth Portfolio — Class 3	0.10	0.10	—	—	100.00
Capital Appreciation Portfolio — Class 1	—	—	—	—	—
Capital Appreciation Portfolio — Class 2	—	—	—	—	—
Capital Appreciation Portfolio — Class 3	—	—	—	—	—
Natural Resources Portfolio — Class 1	10.39	0.28	1.86	8.25	11.42
Natural Resources Portfolio — Class 2	10.33	0.22	1.86	8.25	11.42
Natural Resources Portfolio — Class 3	10.29	0.18	1.86	8.25	11.42
Multi-Asset Portfolio — Class 1	0.08	0.08	—	—	77.93
Strategic Multi-Asset Portfolio — Class 1	0.08	0.08	—	—	45.58

99

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2011. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

100

Fixed-Income Portfolios

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/11
	Class 1*	Class 2*	Class 3*
1-year	7.09%	6.89%	6.78%
5-year	5.39%	5.23%	5.12%
10-year	4.79%	4.63%	N/A
Since Inception	7.47%	4.77%	4.06%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Barclays Capital U.S. Aggregate A or Better Index is a subset of the Barclays Capital U.S. Aggregate Index, and indices, which include components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays Capital U.S. Aggregate A or Better excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Government and Quality Bond Portfolio — Class 1 shares posted a return of 7.09% for the 12-month period ending December 31, 2011, compared to a 7.70% return for the Barclays Capital U.S. Aggregate A or Better Index.

Within the Barclays Capital U.S. Aggregate A or Better Index, Treasuries (+9.8%) outperformed non-Treasury sectors during the year, as investors sought safety during the extremely volatile period. U.S. Credit (+8.4%), Mortgage-Backed Securities (+6.2%), Commercial Mortgage-Backed Securities (+6.0%), and Asset-Backed Securities (+5.1%) lagged Treasuries.

Relative Portfolio underperformance was driven by an overweight allocation to Investment Grade Corporate Bonds, particularly within the Financials sector, which underperformed during the period. Also detracting from relative results was the Portfolio’s yield curve positioning.

Partially offsetting negative relative performance was the Portfolio’s overweight to and security selection within conventional Mortgage-Backed Pass-Through Securities. Additionally, an overweight to and security selection within Commercial Mortgage-Backed Securities, and not having exposure to sovereign issuers aided relative results.

The Portfolio ended the year with the following sector allocations: 39.0% U.S. Mortgage-Backed Securities, 30.0% U.S. Government and Agencies, 22.5% Investment Grade Credit, 3.7% Commercial Mortgage-Backed Securities, 0.3% Asset-Backed Securities, and 4.5% in cash and cash equivalents. From a quality standpoint, 78.4% of the Portfolio at year end was invested in securities rated AAA, including cash.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

101

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/11
	Class 1*	Class 2*	Class 3*
1-year	0.93%	0.76%	0.64%
5-year	3.25%	3.09%	2.99%
10-year	5.58%	5.42%	N/A
Since Inception	7.24%	5.23%	7.22%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02.

The Blended Index consists of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

†Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the “Prior Asset Allocation Portfolio”. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 shares returned 0.93% for the twelve month period ending December 31, 2011, trailing the 2.11% return of the S&P 500 Index and 7.84% return of the Barclays Capital U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500 / 40% Barclays Capital U.S. Aggregate Bond Index returned 4.69% for the annual period.

Bonds outperformed stocks during the period, as measured by the S&P 500® Index (+2.11%) and the Barclays Capital U.S. Aggregate Bond Index (+7.84%). The difference was particularly pronounced during the third quarter of the year. Fixed income, specifically higher quality fixed income such as U.S. Treasuries and Government bonds, outperformed during the year. U.S. stocks outperformed international stocks as global growth slowed with overhang from the issues in Europe.

Over the course of 2011, the managers maintained the Portfolio’s equity allocation above 60%, ending the year at 62.1%. This overweight positioning in equities hindered performance for the year overall, though having a positive impact both in the first and fourth quarters of the year.

The Portfolio’s long term strategic allocation to international stocks versus its benchmark, hindered performance during the year, as the European financial crisis caused those stocks to underperform domestic counterparts. The Portfolio’s allocation within U.S. large capitalization stocks, specifically its emphasis on dividend paying stocks including utilities, contributed to performance.

102

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1 — (continued)

On the fixed income side, the Portfolio’s allocations to U.S. Treasuries and Government bonds were lower than the benchmark allocation, while its allocation to high yield bonds was higher. This combination had a negative impact on performance as high yield bonds underperformed higher quality U.S. Treasuries and Government bonds.

Due to the Portfolio’s large number of individual holdings (over 700) and small position sizes (none over 1%), individual security impacts were minimal.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

103

Equity Portfolios

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/11
Class 1*
1-year	(5.71)%
5-year	(1.01)%
10-year	1.17%
Since Inception	6.43%
*	Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 shares posted a return of -5.71% for the 12-month period ending December 31, 2011, compared to a 2.11% return for the S&P 500® Index.

Within the S&P 500® Index, seven out of ten sectors posted positive results for the year. Utilities (+19.9%) and Consumer Staples (+13.9%) posted the strongest returns, while Financials (-17.2%) and Materials (-9.8%) lagged.

Security selection was the primary reason for underperformance, with security selection in Energy, Information Technology, and Health Care detracting the most from relative results. Within Energy, Alpha Natural Resources, Petrobras, and Whiting Petroleum were among the largest detractors from relative returns. Within Information Technology, JDS Uniphase and Oracle hurt relative performance. Health Care holdings Teva Pharmaceutical and St. Jude Medical also hurt relative results.

Stock selection in Consumer Discretionary and Industrials contributed positively to relative performance during the year. Within Consumer Discretionary, positions in CBS, Nordstrom, and Starbucks contributed most to relative performance. Within Industrials, owning Precision Castparts, WESCO International, and BE Aerospace helped relative results.

Overall sector allocation modestly detracted from the Portfolio’s relative results. The Portfolio benefitted from an underweight allocation to Financials, but this was offset by the negative impact of underweight positions in Utilities and Consumer Staples.

The Portfolio ended the year with an overweight to Information Technology and Energy, and underweight positions in Financials, Utilities, and Consumer Staples.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

104

Equity Portfolios — (continued)

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/11
	Class 1*	Class 2*	Class 3*
1-year	(6.21)%	(6.40)%	(6.52)%
5-year	(0.56)%	(0.71)%	(0.81)%
10-year	2.84%	2.68%	N/A
Since Inception	9.62%	2.41%	6.36%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02.

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Portfolio — Class 1 shares posted a return of -6.21% for the 12-month period ending December 31, 2011, compared to a 1.03% return for the Russell 3000® Index.

Within the Russell 3000® Index, seven out of ten sectors posted positive returns for the year. Utilities, (+19.0%), Consumer Staples (+14.0%), and Health Care (+10.5%) were the strongest performing sectors, while Financials (-14.0%) and Materials (-9.1%) lagged.

Relative Portfolio underperformance was driven by weak stock selection within the Energy and Financials sectors. Within Energy, owning Alpha Natural Resources and Whiting Petroleum detracted from relative results. Within Financials, Assured Guaranty and Wells Fargo weighed on relative results.

Stock selection was stronger within the Consumer Discretionary and Industrials sectors. Within Consumer Discretionary, CBS and Nordstrom contributed to relative returns. Within Industrials, Precision Castparts and Wesco International contributed to relative results.

Sector allocation detracted from relative performance during the year, as positive results from an underweight to Financials were offset by the negative impact of underweight allocations to Utilities and Consumer Staples, and an overweight to Materials.

The Portfolio ended the year with an overweight to Information Technology and Industrials, and underweights in Financials, Utilities, and Consumer Staples.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

105

Equity Portfolios — (continued)

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/11
	Class 1*	Class 2*	Class 3*
1-year	(7.05)%	(7.19)%	(7.27)%
5-year	3.52%	3.36%	3.26%
10-year	5.14%	4.98%	N/A
Since Inception	11.24%	4.41%	8.90%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Appreciation Portfolio — Class 1 shares posted a return of -7.05% for the 12-month period ending December 31, 2011, compared to a 2.18% return for the Russell 3000® Growth Index.

Within the Russell 3000® Growth Index, seven out of ten sectors posted gains, led by the Utilities (+17.7%) and Consumer Staples (+15.2%) sectors. Materials (-10.1%) posted the largest loss.

Relative Portfolio underperformance was primarily due to weak security selection within the Information Technology, Energy, and Industrials sectors. Within Information Technology, positions in Skyworks Solutions and Acme Packet along with a lack of exposure to IBM detracted from relative results. Within Energy, the lack of exposure to Exxon along with positions in Alpha Natural Resources and Peabody Energy were detractive. In Industrials, positions in Foster Wheeler and Navistar International were the top relative detractors.

Stock selection in the Health Care and Consumer Staples sectors contributed to relative results during the year. Within Health Care, UnitedHealth Group and SXC Health Solutions were the greatest contributors. In Consumer Staples, positions in Green Mountain Coffee and Whole Foods Market contributed the most.

The overall impact of sector allocations was modestly positive for the year, driven largely by underweight positions in Materials and Industrials and an overweight to the Health Care sector.

The Portfolio ended the fiscal year with an overweight to the Consumer Discretionary, Information Technology, and Health Care sectors and an underweight to the Consumer Staples, Industrials, and Materials sectors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

106

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/11
	Class 1*	Class 2*	Class 3*
1-year	(20.27)%	(20.38)%	(20.47)%
5-year	0.61%	0.46%	0.36%
10-year	14.18%	14.01%	N/A
Since Inception	10.34%	13.07%	15.48%
*	Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 shares posted a return of -20.27% for the 12-month period ending December 31, 2011, compared to a 2.11% return for the S&P 500® Index.

Within the S&P 500® Index, seven out of ten sectors posted positive returns, led by the Utilities (19.9%), Consumer Staples (13.9%), and Health Care (12.7%) sectors. The Financials (-17.2%) and Materials (-9.8%) sectors lagged the Index. The Energy sector returned 5.1% during the period, outperforming the Index.

Relative underperformance was primarily due to weak stock selection within the Integrated Oils, Precious Metals & Minerals, and Producers sub-industries. Positive results from sector allocation contributed to relative performance. The Portfolio benefitted from an overweight to both Integrated Oils and Precious Metals & Minerals. Stock selection within Refining & Marketing companies also was additive. Within Integrated Oils, positions in Reliance Industries (-43.9%) and Petrobras (-32.3%) detracted most from relative returns. Within the Precious Metals & Minerals sub-industry, Anglo America Platinum, Ltd. (-35.8%) was among the largest detractors from relative returns. Within the Producers sub-industry, a position in Ultra Petroleum Corp. (-38.1%) hurt relative results. Positions in diversified miner Vedanta Resources PLC (-59.4%) and aluminum company Alumina, Ltd. (-53.0%) also detracted. The overweight position in EOG Resources, Inc. (+8.1%) was additive, as were holdings in Rosneft (+22.7%) and Beijing Enterprises Holdings, Ltd. (+12.6%), two stocks that are not part of the S&P 500® Index.

107

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1 — (continued)

The Portfolio’s composition at fiscal year end was comprised of 61% energy-related stocks with the majority of the holdings in the Producers and Integrated Oils sub-industries. BG Group PLC and Imperial Oil, Ltd. were the largest holdings in these areas. The balance of the Portfolio consisted primarily of metals & minerals companies where the largest positions were Cia de Minas Buenaventura SA and First Quantum Minerals, Ltd.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

108

Balanced Portfolios

Multi-Asset Portfolio — Class 1

Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/11
Class 1*
1-year	(1.17)%
5-year	1.42%
10-year	2.49%
Since Inception	7.01%
*	Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The Blended Index consists of 60% S&P 500® Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% 3-month T-bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Asset Portfolio — Class 1 shares posted a return of -1.17% for the 12-month period ending December 31, 2011, underperforming the 2.11% return of the S&P 500 Index and the 7.84% return of the Barclays Capital U.S. Aggregate Bond Index. The blended benchmark, which is comprised of 60% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% 3-month T-Bill returned 4.29% for the annual period.

For the year, the equity allocation underperformed its benchmark, the S&P 500 Index, while the fixed income allocation outperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

During the reporting period seven out of ten sectors within the S&P 500 Index posted positive results. Utilities (+19.9%) and Consumer Staples (+13.9%) posted the strongest returns, while Financials (-17.2%) and Materials (-9.8%) lagged.

Within the equity portion, security selection within the Energy, Information Technology, and Health Care sectors detracted most from relative results. Within Energy, Alpha Natural Resources, Inc., Whiting Petroleum Corp., and Petrobras were among the largest detractors from relative returns. Within Information Technology, JDS Uniphase Corp. and Oracle Corp. hurt relative performance. Health Care holding Teva Pharmaceuticals Industries, Ltd. also hurt relative results. Stock selection in the Consumer Discretionary and Industrials sectors contributed to relative performance during the year. Within Consumer Discretionary, positions in CBS Corp. and Nordstrom, Inc. contributed most to relative performance. Within Industrials, owning Precision Castparts Corp. and Wesco International, Inc. helped relative results.

109

Balanced Portfolios — (continued)

Multi-Asset Portfolio — Class 1 — (continued)

Within the fixed income portion, positive results from an overweight position to agency mortgage backed pass-through securities and security selection within the sector drove relative outperformance. While an underweight to investment grade corporate bonds contributed, these results were partially offset by negative selection within this sector. Duration and yield curve positioning detracted from performance.

The Portfolio held equity index and bond futures during the reporting period. When viewed in isolation, equity index futures detracted from the Portfolio’s absolute performance and bond futures contributed to absolute returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

110

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/11
Class 1*
1-year	(3.81)%
5-year	2.19%
10-year	5.48%
Since Inception	7.53%
*	Inception date for Class 1: 03/23/87

The Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland) is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

The Blended Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Index, 30% Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted ex-Switzerland), and 5% 3-month T-Bill. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio — Class 1 shares posted a return of -3.81% for the 12-month period ending December 31, 2011, compared to a -7.35% return for the MSCI ACWI and a -5.49% return for the Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted excluding Switzerland). The blended benchmark, which is comprised of 65% MSCI ACWI, 30% Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted excluding Switzerland), and 5% 3-month T-Bill, returned -2.25% for the annual period.

Global equity markets returned -7.4% for the year, as measured by the MSCI ACWI. Emerging Markets (-18.4%) trailed their developed market counterparts (-5.5%) for the year as measured by the MSCI Emerging Markets and MSCI World indexes, respectively. From a regional perspective, Japan was one of the worst performers, falling -14.3% for the year, as measured by the MSCI Japan Index. The Pacific ex Japan region and Europe also declined each returning -12.8% and -11.1%, respectively. The United States was the only bright spot, returning +2.1% for the year, as measured by the S&P 500 Index. Within the global fixed income markets, unhedged global bonds (+6.4%) outperformed hedged global bonds (+5.5%) as measured by the Citigroup World Government Bond Indexes.

The impact of asset allocation decisions was negative for the year, primarily due to currency decisions, and a slight underweight position to the equity and fixed income classes.

111

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1 — (continued)

In the global equity portion of the Portfolio, allocation among sectors, a residual of the bottom up process, contributed to the Portfolio’s relative outperformance of the benchmark MSCI AC World USD Index. An underweight to the Financials and Materials sectors aided relative results, but was partially offset by an underweight to Energy and overweight to Industrials. Strong stock selection in the Utilities, Health Care, and Consumer Staples sectors wasn’t enough to offset negative relative results from selection with the Financials, Energy, and Consumer Discretionary sectors. From a regional perspective, an underweight to Emerging Markets and an overweight to North America contributed most to relative results, while an overweight to Europe excluding U.K. detracted.

Within the global bond portion of the Portfolio, duration positioning, country, and credit allocation decisions detracted from relative performance versus the Citigroup World Government Bond Index (U.S. $ hedged, equal-weighted excluding Switzerland).

At the end of the year, the Portfolio was positioned with a small overweight to equities and small underweights to both fixed income and cash.

During the period, the Portfolio held equity index and bond futures, as well as currency forwards. When viewed in isolation, currency forwards and equity index futures contributed to the Portfolio’s absolute performance during the period while bond futures slightly detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

112

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

113

1 SunAmerica Center Los Angeles, CA 90067-6121 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.8 (2/12)

Item 2.	Code of Ethics

Anchor Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2011, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2010	2011
(a) Audit Fees	$254,567	$236,705
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$53,460	$58,147
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2011
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2010 and 2011 were $83,445 and $149,993, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 9, 2012

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date: March 9, 2012